Filed with the Securities and Exchange Commission on April 26, 2022
Registration No. 002-29240
Registration No. 811-01668
UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 98	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 89	/ X /
(Check appropriate box or boxes.)

NML Variable Annuity Account B
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Gabriella Saenz, Assistant General Counsel

The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
414-665-8704
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2022 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ________ pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Flexible Payment Variable Annuity
Issued by The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account B
Prospectus May 1, 2022
This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for:
- Individual Retirement Annuities (“IRAs”)
- Roth IRAs
- Simple IRAs
- Simplified Employee Pension Plan IRAs
- 457 Deferred Compensation Plan Annuities
- Tax Deferred Annuities
- Non-Transferable Annuities
- Non-Tax Qualified Annuities
This prospectus describes two classes of the Select Variable Annuity Contract: a front-load version (in which a sales charge is assessed when Purchase Payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn). The Contract provides for accumulation of Contract Value through variable and/or a fixed options and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:
Variable Options
Northwestern Mutual Series Fund, Inc.
- Growth Stock Portfolio
- Focused Appreciation Portfolio
- Large Cap Core Stock Portfolio
- Large Cap Blend Portfolio
- Index 500 Stock Portfolio
- Large Company Value Portfolio
- Domestic Equity Portfolio
- Equity Income Portfolio
- Mid Cap Growth Stock Portfolio
- Index 400 Stock Portfolio
- Mid Cap Value Portfolio
- Small Cap Growth Stock Portfolio
- Index 600 Stock Portfolio
- Small Cap Value Portfolio
- International Growth Portfolio
- Research International Core Portfolio
- International Equity Portfolio
- Emerging Markets Equity Portfolio
- Government Money Market Portfolio
- Short-Term Bond Portfolio
- Select Bond Portfolio
- Long-Term U.S. Government Bond Portfolio
- Inflation Protection Portfolio
- High Yield Bond Portfolio
- Multi-Sector Bond Portfolio
- Balanced Portfolio
- Asset Allocation Portfolio
Fidelity® Variable Insurance Products
- VIP Mid Cap Portfolio
- VIP Contrafund® Portfolio
Neuberger Berman Advisers Management Trust
- Sustainable Equity Portfolio
Russell Investment Funds
- U.S. Strategic Equity Fund
- U.S. Small Cap Equity Fund
- Global Real Estate Securities Fund
- International Developed Markets Fund
- Strategic Bond Fund
Russell Investment Funds LifePoints® Variable Target Portfolio Series
- Moderate Strategy Fund
- Balanced Strategy Fund
- Growth Strategy Fund
- Equity Growth Strategy Fund
Credit Suisse Trust
- Commodity Return Strategy Portfolio
Fixed Options
- Guaranteed Interest Fund 1
- Guaranteed Interest Fund 8
The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company. Some terms of the Contract may differ from the terms of the Contract delivered in another state because of state specific legal requirements. All material state variations are described in Appendix C.
Please read carefully this prospectus or any accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

You may cancel your Contract within 10 days of receiving it without paying fees or penalties.
In some states, this cancellation period may be longer. Depending on your state of issue, upon cancellation you will receive either the full amount of your Purchase Payment(s) or your Contract Value. You should review the prospectus, or consult with your financial representative, for additional information about the specific cancellation terms that apply.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans. Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.
As permitted by regulations adopted by the SEC, paper copies of your underlying portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us. Instead, your portfolio annual and semi-annual reports will be made available on www.nmfundreports.com and you will be notified by mail each time a report is posted and provided with a link to access the report for each Portfolio. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at www.NorthwesternMutual.com/eDelivery. You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling us at (866) 910-1232. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios under your Contract.

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Glossary of Special Terms
Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:
Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.
Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life income plan, there will be two Joint Annuitants.
Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.
Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.
Company—The Northwestern Mutual Life Insurance Company.
Contract—The agreement between you and us described in this variable annuity prospectus. During the accumulation period of the Contract, you may invest money under your Contract and any earnings on your investment will accumulate on a tax-deferred basis. During the annuitization period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.
Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable Market Value Adjustment or charges under the Contract deducted from any Guaranteed Account.
Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.
Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
Guaranteed Interest Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).
Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.
Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable. The maximum Maturity Date is stated on the specifications page of the Contract and may not be changed.
Northwestern Mutual—The Northwestern Mutual Life Insurance Company.
Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.
Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.
1Account B Prospectus

Prospectus—The full statutory prospectus for the Contract.
Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.
Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.
Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.
Summary Prospectus—This document is a summary version of the Contract, which summarizes key information found in the Prospectus for the Contract.
Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.
Withdrawal Charge— A deduction that is made from maturity benefits and withdrawal amounts.
This prospectus describes two classes of the Select Payment Variable Annuity Contract: a front-load version (in which a sales charge is assessed when Purchase Payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).
Account B Prospectus
2

Important Information You Should Consider About the Contract
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawal
For back-load Contracts, if you withdraw amounts or surrender your Contract for up to eight years following the applicable Purchase Payment(s), you will be assessed a surrender charge of up to 6% of the Purchase Payment(s) Any applicable withdrawal (or surrender) charge, market value adjustment, federal/
state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.
For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $6,000.
Fee and Expense Tables – Contract Fees and Expenses
Transaction Charges
In addition to surrender and withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load on front-load Contracts, as well as charges for expedited delivery or wire transfers.
The maximum sales load on a front-load Contract is 4.5% as a percentage of
Purchase Payments.
Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract (varies depending on whether Contract is front-load or back-load)	0.50%[1]	1.50%[1]
	Investment Options (Portfolio company fees and expenses)	0.21%[2]	1.28%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1 As a percentage of Separate Account assets. [2] As a percentage of Portfolio assets. [3]As a percentage of entire benefit.
3Account B Prospectus

	FEES AND EXPENSES		Cross-Reference(s) to Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

	LOWEST ANNUAL COST $678[1]	HIGHEST ANNUAL COST $3,391[1]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
Classes and Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract Classes and
Portfolio fees and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

[1]The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
RISKS
Risk of Loss	You can lose money by investing in the Contract.		The Investment Options
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Surrender and withdrawal charges may apply to Purchase Payments for up to eight years, your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.
The Contract – Generally
Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options ( Portfolios) and fixed account options you choose. Each Portfolio
(including any fixed account investment options) will have its own unique risks.
You should review these investment options Portfolios before making an investment decision.
The Guaranteed Interest Fund 8 (GIF 8), a fixed investment option offered under the Contract, is subject to the risk of negative Market Value Adjustment
(MVA), which could decrease the amount available for transfer or withdrawal from the GIF 8. You should carefully consider the effects of a negative MVA before making a transfer or withdrawal from GIF 8.
The Investment Options
Insurance Company Risks
Investment in the Contract is subject to the risks related to the depositor (
Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888)
455-2232.
The Company
Account B Prospectus
4

	RESTRICTIONS	Cross-Reference(s) to Location in Prospectus
Investments
Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations, including charges, and monies moved out of these options may limit the availability of any positive market value adjustment that might otherwise apply.
Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.
Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio for such Portfolio.

The Investment
Options – Fixed
Options and The
Contract – Purchase
Payments Under the
Contract
(Guaranteed
Account Investment
Minimums and
Maximums)
The Investment
Options (Short Term
and Excessive
Trading)
Contract Owner
Services
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits	Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.	The Contract – Death Benefit (Enhanced Death Benefit Examples)
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions)
will generally be subject to ordinary income tax rates, and may be subject to penalties.
Federal Income Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
The Contract is sold exclusively through financial representatives of
Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of Purchase Payments, and Northwestern
Mutual may share revenue it earns on the Contract with its affiliated broker-
dealer. These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Additional Information – The Distributor
Exchanges
Some financial representatives may have a financial incentive to offer a new
Contract in place of the one you already own. You should only exchange an existing contract if you determine, after comparing the features, fees and risks of both contracts, that it is preferable to purchase the new Contract rather than continue to own an existing contract.
Additional Information – The Distributor
Overview of the Contract
The Contract is an individual flexible payment variable annuity contract, the purpose of which is primarily to provide for the accumulation of value through variable or fixed investment options, and payment of annuity benefits on a fixed or variable basis through allocations to a variety of Portfolios and/or fixed account options. The Contract is sold for use under a variety of tax-qualified and nontax-qualified plans and may be appropriate if you have a long-term investment horizon. It is not intended for short-term investment and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading.
During the years when funds are being paid into your Contract, known as the accumulation (savings) phase, the earnings accumulate on a tax-deferred basis. The annuitization (income) period begins when you start receiving a stream of periodic annuity payments under your Contract that begin on the date you select, and all or a portion of such payments will be taxed as
5Account B Prospectus

ordinary income. Once you annuitize your Contract, your withdrawal rights will depend on the income plan selected. The amount you accumulate under your Contract, including the results of investment performance of your Divisions and interest earned under the fixed options will determine the amount of your monthly annuity payments. Additional information about the Portfolios in which the Divisions invest is provided in the Appendix (see “Appendix A: Portfolios Available Under Your Contract).
In addition to the Divisions which vary with the investment experience of the underlying Portfolios, the Contract offers two fixed options (Guaranteed Interest Fund 1, or GIF 1, and Guaranteed Interest Fund 8, or GIF 8) that credit interest at declared rates.
Below are other features and options that the Contract offers.
•
Contract classes. The Contract currently offers two classes for new investors, a front-load version (in which a sales charge is assessed when Purchase Payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).
•
Accessing your money. During the accumulation phase, you may make a withdrawal of your Contract Value or surrender the Contract by submitting a request in writing or by telephone, subject to our administrative procedures. We will waive the surrender charge for up to 10% of Contract Value withdrawn each year subject to certain conditions. All withdrawals are subject to the limitations described in the prospectus. Withdrawal rights during the annuitization period will depend on the variable income plan selected. Any applicable withdrawal (or surrender) charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.
•
Tax treatment. You may transfer Contract Value among the Divisions and the fixed options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when (1) you make a withdrawal or surrender; (2) you receive an annuity payments under the Contract; or (3) upon payment of the death benefit.
•
Preservation+ Strategy. You may allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount you allocate to the strategy through the crediting of a fixed rate of interest to the portion invested in GIF 8 while permitting participation in the potential risk and returns of your selected Divisions. We limit your initial deposit to the Preservation+ Strategy to a maximum of $100,000.
•
Asset Allocation Models. We make available five asset allocation models at no charge. Each model is comprised of a combination of Divisions representing various asset classes. The models represent various levels of risk ranging from conservative to very aggressive.
•
Standard Death Benefit. Your Contract includes a death benefit that will pay your designated beneficiaries (1) the Contract Value if an Annuitant dies before the Contract Maturity Date and on or after his or her 75th birthday, or (2) the greater of the Contract Value or Purchase Payments less any adjustment for each withdrawal if an Annuitant dies before the Contract Maturity Date and before his or her 75th birthday. If an Annuitant dies after the Contract Maturity Date or any time after Annuitant Payments begin, no death benefit is payable. The Contract has an Enhanced Death Benefit option available for an additional charge.
•
Additional Features and Services. We make certain additional services available under the Contract at no additional charge:
The Automatic Dollar Cost Averaging Plan allows you to transfer a set amount from the Government Money Market Division to other Divisions on a regular schedule. The Portfolios Rebalancing feature automatically rebalances your Contract Value among your selected Divisions in order to restore your allocation to the original level. You may participate only in one of the Automatic Dollar Cost Averaging Plan and Portfolios Rebalancing feature at a time. We also allow automatic transfers or sweeps of interest from the GIF 1 to any combination of the Divisions monthly, quarterly, semi-annually or annually. We do not charge for participation in these features.
The Systematic Withdrawal Plan allows you to set up automatic monthly withdrawals from your Contract Value. We will take any withdrawal under this plan proportionally from your Contract Value in your selected investment options or the investment options you designate subject to certain conditions. We do not charge for participation in this feature.
The Terminal Illness Benefit allows you to withdrawal all or a portion of your Contract Value without incurring a Withdrawal Charge if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less. The Nursing Home Benefit allows you to withdraw all or a portion of your Contract Value without incurring a Withdrawal Charge if the Primary Annuitant has been confined for at least 90 consecutive days to a licensed nursing facility or hospital and certain other conditions are satisfied. See the prospectus for a full explanation of the required conditions. The Terminal Illness and Nursing Home Benefits are not available in New York.
Account B Prospectus
6

Fee and Expense Tables
Contract Fees and Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. There are two sets of tables: one for a front-load Contract (in which a sales charge is assessed when Purchase Payments are made) and one for a back-load Contract (in which a sales charge is assessed if and when amounts are withdrawn). Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer Contract value between investment options. These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.
Each table shows the maximum and current fees and expenses for multiple Contract versions. The first column [(the “RR” series)] shows the maximum and current fees and expenses related to the current Contract version. The subsequent columns show the maximum and current fees and expenses for each prior Contract version shown in Appendix B in the Prospectus.
Front-Load Contract (in which a sales charge is assessed when Purchase Payments are made)
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[LL]		[JJ/KK]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Maximum Sales Load (as a percentage of Purchase Payments)[2]	4.5%	4.5%	4.0%	4.0%	3.0%	3.0%	8.0%	8.0%
Withdrawal Charge	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charge[3]	$17	$17	$17	$17	$17	$17	$17	$17
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[LL]		[JJ/KK]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Administrative Expenses[5]	$30	$30	$30	$30	$30	$30	N/A	N/A
Base Contract Expenses (as a percentage of Separate Account assets)[6]	0.75%	0.50%	0.75%	0.40%	1.0%	0.75%	1.0%	0.75%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[7]	0.40%	0.40%	N/A	N/A	N/A	N/A	N/A	N/A

Back-Load Contract (in which a sales charge is assessed if and when amounts are withdrawn)
Transaction Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)[2]	N/A	N/A	N/A	N/A	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	6.00%	6.00%	8.00%	8.00%	8.00%	8.00%
Transfer Fee	N/A	N/A	N/A	N/A	N/A	N/A
Expedited Delivery Charges[3]	$17	$17	$17	$17	$17	$17
Wire Transfer Fee[4]	$15	$15	$15	$15	$15	$15
7Account B Prospectus

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio company fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Current Contract[1]		Prior Contracts[1]
	[RR]		[QQ]		[MM]
	Maximum Fee	Current Fee	Maximum Fee	Current Fee	Maximum Fee	Current Fee
Administrative Expenses[5]	$30	$30	$30	$30	$30	$30
Base Contract Expenses (as a percentage of Separate Account assets)[6]	1.50%	1.25%	1.50%	1.25%	1.50%	1.25%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[7]	0.40%	0.40%	N/A	N/A	N/A	N/A

Each table shows the maximum and current fees and expenses for multiple Contract versions. The first column [the “RR” series] shows the maximum and current fees and expenses related to the current Contract version. The subsequent columns show the maximum and current fees and expenses for each prior Contract version shown in Appendix B in the Prospectus.

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contracts, the base contract expense and the Withdrawal Charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Base Contract Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”)

For express mail delivery with signature required; the express mail delivery charge without signature is $15.

We also charge $15 for wire transfers in connection with withdrawals.

We charge an Annual Contract Fee of $30. We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days prior notice.

We reserve the right to increase the current base contract expenses to the maximum annual rate of 0.75% for the front-load Contract. For back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We reserve the right to increase the current base contract expense to the maximum annual rate of 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a Withdrawal Charge. For further information on Class B and Class A Accumulation Units, see “Base Contract Charges—Reduction of Charges.”

The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.
Annual Portfolio Operating Expenses
The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A: Portfolios Available Under Your Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.28%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.19%	1.12%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2021 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.
**
As a percentage of average Portfolio assets.
For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Examples1
The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, and the fees and annual Portfolio expense. The Examples assume that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum expenses of the underlying Portfolios (as set forth above) as well as the Optional Enhanced Death Benefit Maximum Charge. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:
Account B Prospectus

Back-Load Contract With the Enhanced Death Benefit
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$8,972	$15,666	$20,600	$35,045
If you annuitize at the end of the applicable time period:	$2,972	$9,666	$16,600	$35,045
If you do not surrender your Contract:	$2,972	$9,666	$16,600	$35,045
Front-Load Contract With the Enhanced Death Benefit
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$6,603	$11,540	$16,732	$30,915
If you annuitize at the end of the applicable time period:	$6,603	$11,540	$16,732	$30,915
If you do not surrender your Contract:	$6,603	$11,540	$16,732	$30,915
1
The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.03% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2021.
Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.
Principal Risks
Investment Risk You can lose money by investing in the Contract.
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings and from a tax perspective is generally less attractive if owned by a non-natural person. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to tax penalties or other unfavorable treatment. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions.
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio (including any fixed account investment options) will have its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision.
Insurance Company Risks Investment in the Contract is subject to the risks related to the depositor (Northwestern Mutual), and any obligations (including any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the
9Account B Prospectus

underlying funds invest, which may cause the funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
The Company
The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $334 billion as of December 31, 2021. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
In addition to your fixed account allocations, General Account assets are used to guarantee the payment of the benefits under the Contract, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.
The Separate Account
We established the NML Variable Annuity Account B (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.
You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.
When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:
Account B Prospectus

•
Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
•
Invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased.
•
Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.
•
Create new separate accounts.
•
Combine the Separate Account with any other separate account.
•
Transfer the assets and liabilities of the Separate Account to another separate account.
•
Transfer cash from time to time between the Company’s General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.
•
On behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to Contracts supported by the Separate Account to the Company’s General Account.
•
Add, delete, or make changes to the securities and other assets that are held or purchased by the Separate Account.
•
Terminate and/or liquidate the Separate Account.
•
Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.
•
Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.
The Investment Options
The Contract makes available a variety of variable and fixed investment options. The Company does not endorse or recommend any particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.
Variable Options
The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio.
There can be no assurance that the Portfolios will realize their objectives. You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this prospectus. Read the prospectus carefully before investing. You can find these documents online at
11Account B Prospectus

www.nmprospectus.com, by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Payments We Receive The Contract makes available both proprietary and non-proprietary Portfolios. The Northwestern Mutual Series Fund, Inc. is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Contract, we consider during the selection process whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.20%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Contracts and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Contract may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We consider receipt of these payments when deciding whether to offer a Portfolio.
Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
Transfers Between Divisions Subject to any limitations imposed by your Fee-Based program, the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.
We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.
Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)
Account B Prospectus

Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries) because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners, except to the extent we are prevented from doing so under applicable or federal law or regulations. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers if a total of three round trips are made within that same Contract year or two round trip transfers are made within any subsequent year. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers if a total of two round trips are made within that same Contract year or one round trip transfer is made within any subsequent year. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and may require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
13Account B Prospectus

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.
Fixed Options
During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. For Contracts subject to Vermont and Maryland law sold before May 1, 2013, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. All material state variations are described in Appendix C.
Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.
Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.
Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Government Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.
Moving into a Guaranteed Account You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from exchanges under Section 1035 or rollovers under Section 408 of the Internal Revenue Code of 1986, as amended (the “Code”), provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Government Money Market Division.
Moving out of a Guaranteed Account Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be greater than $50,000. (The $50,000 limit does not apply to Contracts subject to New York law.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:
Account B Prospectus

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years
Withdrawal Charge Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Charges—Withdrawal Charges.” Because the withdrawal charge will be deducted from the amount withdrawn and affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.
The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.
Market Value Adjustment (GIF 8 Only) Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount. For Contracts issued in TX or AL sold prior to May 1, 2013, the MVA formula may differ; read your Contract for specific details. All material state variations are described in Appendix C.
In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.
To calculate the MVA for your contract, use the following formula:
A x [(1+B)n / (1+C)n -1] where;
A =
the Account Value being withdrawn or transferred from GIF 8;
B =
the 7-year Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month in which the declared interest rate first became effective;
C =
the Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month of the withdrawal or transfer for the duration nearest the time remaining in the Guaranteed Period but not less than one year; and
n =
the number of years, including fractional years, remaining in the Guaranteed Period.
In the determination of the Market Value Adjustment, a period whose length is exactly half-way between periods for which a Constant Maturity Treasury Rate is reported will be considered to be nearer to the shorter duration, but not less than one year.
Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF 8 before the end of the Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:
15Account B Prospectus

GIF 8 Market Value Adjustment Example
GIF 8 Deposit = $50,000
Guaranteed Interest Rate = 4.5% for 8 years
Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase
Current GIF 8 Account Value = $57,058.31
7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)
5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)
Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease
Current GIF 8 Account Value = $57,058.31
7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit
5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)
Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49
Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF 8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.
Additional Information “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable income plan, except for payments for a specified period. (See Option 1 under “Income Plans—Description of Variable Income Plans.”)
Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Charges”.) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.
In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.
Preservation+ Strategy (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, Owners may elect to allocate all or a portion of their initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that Owners allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation invested in GIF 8 for the Guaranteed Period, while permitting participation in the potential returns – and attendant risks – of the Division(s) of the Separate Account Owners select among the Divisions available under the Strategy. A mathematical formula is used to determine the part of the total initial Purchase Payment allocated to the Strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the end of the Guaranteed Period (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that Owners make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of the initial Purchase Payment allocated to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Portfolio(s) selected by Owners. Under the Preservation+ Strategy, the Company guarantees the return of the amount allocated to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees charged to GIF 8).
Account B Prospectus

Owners assume the risk associated with the amount invested in the Separate Account. The Company guarantees the return of the principal amount invested under the Strategy. Owners also assume the risk that their investment in the Preservation+ Strategy may result in the return of only the principal amount invested under the Strategy, subject to the claims-paying ability of the Company.
The Company does not make recommendations as to whether an Owner should elect to allocate all or a portion of their initial Purchase Payment to the Preservation+ Strategy. Owners should consult their financial representative for more information about the Preservation+ Strategy and whether the Preservation+ Strategy is appropriate for them.
Example: John Doe is the Owner of a back-load Contract and has allocated his initial Purchase Payment to the Preservation+ Strategy. The Company invests a portion of his Purchase Payment to GIF 8. The remainder of the Purchase Payment is invested in equities of John’s choosing. John, after remaining invested in the strategy for the eight-year Guaranteed Period and satisfying all conditions, will receive an amount equal to his Purchase Payment plus the funds invested in equities.
The Contract
Generally The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are subject to tax as ordinary income if you make a withdrawal. The annuitization phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on a Contract owned by a non-natural person will generally be treated as ordinary income subject to annual taxation.
If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs, and SIMPLE IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.
Free Look If you change your mind about owning this Contract, you can cancel it within ten days after you receive it (or whatever period is required under applicable state law). There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. We will refund the sum of (a) the value of the Accumulation Units of the Separate Account on the effective day of the return plus (b) any amount deducted from the portion of the Purchase Payments applied to the Separate Account. In the event applicable state law requires us to return the greater of your Contract value or your purchase payment, we will do so. All material state variations are described in Appendix C.
Contract Values The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable MVA or charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We will notify you, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000. If you are unable to increase the Contract Value or the total Purchase Payments paid to $2,000 within 30 days after we notify you, we may surrender your Contract for its Contract Value (i.e., with no withdrawal charge) in accordance with applicable state law, provided such surrender does not affect or terminate any other benefits or riders provided or elected under the Contract.
17Account B Prospectus

Purchase Payments Under the Contract
Frequency and Amount A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semi-annually, annually, or on any other frequency acceptable to us. For back-load Contracts in non-tax qualified situations, the minimum initial Purchase Payment is $5,000. For all other back-load Contracts, the minimum amount for an initial Purchase Payment is $100, or $25 if payments are made through our Electronic Funds Transfer (“EFT”) Plan. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”) For back-load Contracts issued in Oregon sold before May 1, 2013, you may not make Purchase Payments after the first Contract anniversary if the Maturity Date is earlier than the Contract anniversary nearest the Annuitant’s 98th birthday.
In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, for back-load Contracts in non-tax qualified situations, we may reduce the minimum initial purchase amount from $5,000 to no less than $4,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $5,000. We may also reduce or waive our $5,000 minimum if your application is submitted as part of a group of applications, including those being paid for through a multiple-contract billing. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees.
Guaranteed Account Investment Minimums and Maximums Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000. To the extent that an investment causes the maximum amount to be exceeded, the excess amount would be invested in the Government Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and, with our consent, would be able to continue to allocate purchase payments and transfers to that Account up to the current maximum investment limit.
Application of Purchase Payments We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. If we do not have appropriate instructions in good order, we will continue to credit Net Purchase Payments to your Contract according to the allocation instructions then in effect. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Base Contract Charges.”) Class B Accumulation Units are subject to a Withdrawal Charge while Class A Accumulation Units are not subject to such a charge.
Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our
Account B Prospectus

receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.
Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated. The number of Accumulation Units credited to a Contract is determined by dividing the Net Purchase Payments by the value of the Accumulation Unit on the effective date. This number of Accumulation Units will not be changed by any subsequent change in the dollar value of the Accumulation Units.
We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.
The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.
Reduction or Waiver of Certain Charges Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.
Maturity Date Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date.(See “Minimum Distribution Requirements.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).
Gender-Based Annuity Payment Rates Federal law, and the laws of certain states, may require that Annuity considerations and Annuity Payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with certain plans where these rules may have general application, the Annuity Payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available as applicable. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.
Access to Your Money
Withdrawals Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments. Any applicable withdrawal (or surrender) charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.
19Account B Prospectus

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)
Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) For Contracts, issued in Oregon sold prior to May 1, 2013, no withdrawals may be made within the first five years after the date a variable income plan 1 takes effect. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)
We may accept withdrawal or full surrender requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders may require a signed form. Withdrawal requests may be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or earlier, if required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.
If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.
Benefits Provided Under the Contracts
Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Government Money Market Division until the Portfolio is liquidated.
Benefits Available Under the Contract
The following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.
Account B Prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
•Only payable if the Annuitant dies
before the Maturity Date
•Income Plans have their own
payout benefit rules at death (see
below)
•Is reduced for withdrawals
•If payee elects to continue the
Contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
•Not available for all issue ages and
enhanced death benefit
adjustments are limited by the
primary Annuitant’s age
•Must be elected at issue
•Cannot be added once terminated
•There is a charge for this benefit

Income Plans	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
•Plans for Annuity Payments for a
specified period are not available
for Contracts issued after
May 1, 2013
•Variable income plans are subject
to some Contract charges (as well
as expenses of the underlying
Portfolios) and are subject to
market risk
•Fixed income plans are funded
through withdrawals from the
Separate Account and may be
subject to a withdrawal charge
•Transfers between Income Plans
are only allowed under limited
circumstances

21Account B Prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Fixed Option
Two fixed options, GIF 1 and GIF
8, are available during the
accumulation phase and credit
interest at Declared Rates not
less than a minimum guaranteed
annual effective rate of 0.50%.
For GIF1, the Declared Rate will
be effective for a Guaranteed
Period equal to the shorter of
twelve months or the period of
time remaining until the
Maturity Date of the Contract.
For GIF 8, the Declared Rate will
be effective for a Guaranteed
Period of eight years (see “Fixed
Options” section)
		Standard	No Charge[3]
•Principal and interest rates for fixed
option amounts guaranteed by
Northwestern Mutual are subject to
its claims-paying ability
•Effective rates apply only for
specified Guaranteed Periods, the
terms for which may change at our
discretion and may be limited by
your Contract’s Maturity Date
•Allocations to and from the GIF 1
and GIF 8 may be subject to special
restrictions, such as minimum and
maximum limits on initial and
additional amounts invested and
limits on the timing and amount of
transfers out of these options
•GIF 8 is not available under front-
load contracts
•GIF 8 is not available if the period of
time remaining to the Maturity
Date of the Contract is less than
eight years
•Amounts moved out of GIF 8 before
the end of a Guaranteed Period
may be subject to a negative
Market Value Adjustment
•Portfolio Rebalancing, Automatic
Dollar Cost Averaging and Interest
Sweeps may not be used with GIF 8

Preservation+ Strategy
Allows Owners to allocate all or
a portion of their initial
Purchase Payment to a strategy
designed to preserve the
principal of amounts allocated
to the strategy through the
crediting of a fixed rate of
interest to the portion invested
in GIF 8 while permitting
participation in the potential risk
and returns of their selected
Divisions
		Optional	No Charge
•Not available for front-load
Contracts
•Subject to investment minimum
and maximums and other
conditions
•Guaranteed Period is limited and
guaranteed amounts are subject to
the claims-paying ability of
Northwestern Mutual

Reinvestment of Redemptions	In certain limited circumstances, allows Purchase Payments to be made without the deduction of a sales load, or with a refund of a withdrawal charge	Standard	No Charge
•Request to void redemption must
be made within 60 days without
passing the Contract anniversary
•Requests will not be processed
where redemption proceeds were
paid by a check payable to the
Owner and cashed or proceeds
directly deposited into a bank
account

Terminal Illness Benefit	Waives withdrawal charges if primary Annuitant is terminally ill	Standard	No Charge	•Must meet timing and definitional requirements for “terminal illness”
Nursing Home Benefit	Waives withdrawal charges if primary Annuitant is confined to a nursing home	Standard	No Charge	•Applies after first Contract anniversary •Confinement must be medically necessary for 90 consecutive days
Account B Prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	•Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	•Proportionate deductions may be limited for amounts in the Guaranteed Interest Funds •Withdrawal charges may apply to amounts in excess of the free withdrawal amount •Taxes or penalties may apply
Special Withdrawal Privilege	Allows the withdrawal of 10% of Contract Value without a surrender charge	Standard	No Charge	•Contract must be at least $10,000 •Applies only after the first Contract anniversary
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	•Ordinarily ends upon transfers from applicable Divisions •Cannot use with dollar cost averaging
Interest Sweeps	Automatically transfers interest from the GIF to any combination of Divisions	Standard	No charge	•Minimum Contract Value required for eligibility
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance	Standard	No charge	•Only one model is available at a time •Models are “static” and therefore the Owner must make an affirmative election to change models •Available models may change in the future

1
The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
2
Variable income plans continue to be assessed Base Contract Charges.
3
Some charges apply to amounts allocated to or withdrawn from the Guaranteed Interest Fund but may be calculated in a manner different than the manner applicable to other amounts.
Death Benefit
How Much is the Death Benefit?  The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)
•
If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).
•
If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)
•
If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:
•
the Contract Value (determined as described immediately below); or
•
the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)
When is the Death Benefit Determined? In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the
23Account B Prospectus

units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.
Guaranteed Minimum Death Benefit Examples
Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):
	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500
Example: John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and after his 75th birthday. Upon his death, the Company pays the Contract Value to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and before his 75th birthday. Upon his death, the Company pays the greater of the Contract Value or Purchase Payments less any adjustments for each withdrawal to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies after the Contract Maturity Date. Since the Contract has matured, no death benefits are payable through the Contract. If John settled the funds from the Contract to an Income Plan, a death benefit may be payable based on the Income Plan chosen.
An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.
Example: John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date, after one year of owning the Contract and before his 80th birthday. Upon his death, the Company pays the greatest of the Contract Value, Purchase Payments less any adjustments for each withdrawal, or the EDB on the most recent anniversary plus payments and less any adjustments for withdrawals since the prior anniversary to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date and after his 80th birthday. Upon his death, the Company pays the greater of the Contract Value or the EDB on the anniversary immediately prior to his 80th birthday plus payments and less any adjustments for withdrawals since that anniversary to his wife Jane, his designated beneficiary.
Account B Prospectus

Enhanced Death Benefit Examples
Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):
Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000
Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):
Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2023–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2024–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2024–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)
How is the Death Benefit Distributed? If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant. As a matter of current practice, the Contract continues in force, subject to limitations under federal and/or state law. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the GIF 8 on the death of the Annuitant." [New]: "Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.
If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.
If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:
•
continue the Contract (as described above),
•
receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or
•
receive the Death Benefit as a lump sum check.
In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.
Income Plans
Generally If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income
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plans, we will continue to assess Base Contract Charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. Fixed income plans describe in the Contract or otherwise offered by the Company include income plans with a guaranteed income amount or income amount that changes annually based on the company’s declared rate. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a Withdrawal Charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.
A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Transfers made between investment options during pay-out cannot: (1) exceed 12 transfers per year, (2) transfer into and then out of the same fund within 14 days, if the transfer is $10,000 or more, and (3) transfer into and then out of the same fund within 30 days, if the transfer is in excess of 1% of the underlying fund’s total assets. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”
The annuitization period begins when you start receiving a stream of periodic annuity payments under your Contract on the date you select. For Income Plans, the earliest possible annuity commencement date is immediately after we issue your Contract. The latest possible annuity commencement date is the Maturity Date (i.e., the date you must annuitize or take the lump sum). On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed
Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise.
Example: John Doe was the Owner of a Contract and had elected a single life income plan for a ten-year certain period. John dies before the ten-year certain period is over and his wife Jane, his beneficiary, continues to receive income payments for the remainder of the certain period. After the ten-year certain period, no income payments are payable to Jane, his beneficiary.
Description of Variable Income Plans The following variable income plans are available:
1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).
2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary. Where no certain period was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a certain period of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.
We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans. Amounts (or portions thereof) payable under a variable income plan with a period certain may be redeemed after we have a request for redemption in good order at the Home Office. Where no certain period was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. If you are in an Income Plan involving a life contingency (i.e., Plans 2 or 3), you will not be able to
Account B Prospectus

withdraw any Contract Value after the annuity commencement date. We will not permit a transfer to an Income Plan that involves a different life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.
Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.
Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 ½%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.
Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.
Additional Features and Services
Reinvestment of Redemptions  In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a Withdrawal Charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any Withdrawal Charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase Payments will be applied to the same investment option(s) from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed, where the redemption proceeds are directly deposited to a checking or savings account, or if the time between the distribution and the request for reinvestment crosses a contract anniversary. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your Financial Representative.
Example: John Doe has a back-load Contract and decides to withdraw $2,000. The accumulation value of his contract at the time of the withdrawal request was $25,000. After the withdrawal, John’s contract had a value of $23,000 and he received $1,880 in proceeds. John receives his requested withdrawal amount after deducting $120, which is the Withdrawal Charge (6% in years 1-3) applied to the amount withdrawn ($2,000 x 0.06 = $120). Forty-five days later, John requests to void his previous redemption request. At the time of this request, John’s contract has decreased in value due to the investment experience of the Divisions and was worth $22,000. The Company refunds the amount withdrawn as well as the Withdrawal Charge ($2,000 total) increasing the Contract Value to $24,000.
Terminal Illness Benefit Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company. Whether by Contract or Company practice, we are extending this benefit to terminal injury as well, effective May 1, 2013.
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Example: John Does is the Owner of a back-load Contract and after one year of owning the Contract, he becomes terminally ill with a life expectancy of 12 months. John requests to take a withdrawal that would have normally been subject to a Withdrawal Charge of 6%. In that instance, if he satisfies the conditions of the rider, the Company would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal.
Nursing Home Benefit Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.
The Terminal Illness and Nursing Home Benefits are not available in New York.
Example: John Doe is the Owner of a back-load Contract and after one year of owning the Contract, he becomes confined to a nursing home for 90 consecutive days. John requests to take a withdrawal that would have normally been subject to a Withdrawal Charge of 6%. In that instance, if he satisfies the conditions of the rider, the Company would not impose that Withdrawal Charge that would have otherwise applied to that withdrawal.
Automatic Dollar-Cost Averaging The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semiannual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.
Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.
Systematic Withdrawal Privilege You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate . Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.
Special Withdrawal Privilege You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.
Portfolio Rebalancing To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.
Only contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. A program of regular investing cannot assure a profit or protect against loss in a declining market.
Interest Sweeps  If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.
Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.
Account B Prospectus

Allocation Models The Company currently makes available allocation models at no extra charge. An Owner can select only one model at a time. Each of the five models currently available is comprised of a combination of Portfolios representing various asset classes with various levels of risk tolerance ranging from conservative to very aggressive. Generally, the five models can be characterized as follows:
Conservative
This combination of Divisions has Portfolios that generally invest in a mix of mostly fixed income securities and some equity securities in order to preserve principal, provide liquidity and income to seek modest growth.

Moderately Conservative
This combination of Divisions has Portfolios that generally invest in fixed income securities and a mix of equity securities with a majority emphasis on fixed income investments in order to preserve
principal, provide liquidity and income and to seek modest growth.

Balanced
This combination of Divisions has Portfolios that generally invest in a mix of fixed income and equity securities in order to preserve principal and pursue sustained long-term growth without the
volatility of high- risk investments.

Aggressive
This combination of Divisions has Portfolios that generally invest in a mix of equity securities and some fixed income securities in order to primarily pursue long-term growth while willing to accept the volatility associated with high-risk investments.

Very Aggressive
This combination of Divisions has Portfolios that invest in almost entirely in a variety of equity securities in order to achieve higher potential growth while assuming the risks and higher volatility associated with these securities.

An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by contacting their financial representative or by calling 1-888-455-2232. There will be no automatic rebalancing to these models unless the Owner chooses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should consult their financial representative for more information about available allocation models and whether investment in a model is appropriate for them.
Available models may change from time to time. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time but this will not affect an Owner’s current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under the Contract (see “Substitution of Portfolio Shares and Other Changes” above for more information regarding the substitution of a Portfolio). In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if Original Portfolio becomes no longer available (e.g., a substitution, merger, liquidation), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers Between Divisions” above for more information about how to change portfolio allocations).
Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.
Charges
We will make the following current charge deductions:
Sales Load For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. If the sales load does not cover distribution expenses, any shortfall will be paid from our general account. Such payments from our general account may consist of, among other things, proceeds from the Base Contract Expenses described below. For front-load contracts sold between May 1, 2000 and April 30, 2003, the sales load on cumulative purchase payments in excess of $1,000,000 is 0.5%. We base the charge on cumulative Purchase Payments we have received and the rates in the table below:
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Cumulative Purchase Payments Paid Under the Contract	Charge (as % of Purchase Payment)	Charge (as % of Amount Invested)
First $100,000	4.5%	4.5%
Next $400,000	2.0%	2.5%
Balance over $500,000	1.0%	2.25%[1]
1 This percentage assumes cumulative Purchase Payments paid under the Contract were $600,000.
Contract Fee On each Contract anniversary prior to the Maturity Date, we charge $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We will apply the charge for the Contract Fee by reducing the number of Accumulation Units credited to your Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. We use this fee to reimburse our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future. We will give prior notice.
Base Contract Charges
Nature and Amount of the Charges When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.
For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.
Reduction of the Charges For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.
Other Expense Risks The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.
Account B Prospectus

Withdrawal Charges
Withdrawal Charge Rates When not waived (as described below), we assess and deduct from the withdrawn amount certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:
Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%
We base the amount in each Category (i.e., the number of years remaining in a withdrawal charge period for a particular Purchase Payment) on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract.
For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge Category Eight and the remaining $300,000 begins in withdrawal charge Category Four. The Withdrawal Charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in Category Eight at issue would have moved down one Category each Contract anniversary such that it would move to Category Four on the fourth Contract anniversary. The $300,000 that was in Category Four at issue would move to Category Zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to Category Zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no Withdrawal Charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% Withdrawal Charge. The Withdrawal Charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.
To illustrate withdrawal charges on partial withdrawals, consider the following example. Supposed a back-load contract has an initial Purchase Payment of $100,000. On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the Contract value at the time of the withdrawal equals $120,000 immediately before the withdrawal. Of the total $20,000 withdrawal, the free partial withdrawal amount is $12,000 (10% of $120,000). The Withdrawal Charge on the remaining $8,000 is $480 (6% of $8,000). Now assume that on the third contract anniversary, the owner wishes to withdraw the entire account value. At that time, the contract value equals $110,000. The free partial withdrawal amount is $11,000 (10% of $110,000). On the next $92,000 [$100,000 (the amount of the purchase payments) less $8,000 (the amount on which a Withdrawal Charge has already been assessed)], the Withdrawal Charge assessed is $4,600 (5% of $92,000). On the rest of the remaining account value (i.e., $7,000), the Withdrawal Charge is $0. Because we used the $8,000 of purchase payments to determine the charge on the second anniversary, we will not use that amount again for this withdrawal.
Gross and Net Partial Withdrawals There are two general methods of requesting and processing partial withdrawals:
(1) Gross Method: Under this method, the owner specifies the amount he or she wants withdrawn from the contract. Any applicable withdrawal charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee is assessed against and deducted from the dollar amount of the withdrawal specified, resulting in a check equal to the difference being sent to the owner. (For example, if the owner specifies a Gross amount of $47,500, and a 5% Withdrawal Charge applies, then $47,500 will be withdrawn from the contract, a $2,375 Withdrawal Charge ($47,500 x .05 = $2,375) will be assessed against and deducted from the withdrawal amount, resulting in a $45,125 check being sent to the owner.)
(2) Net Method: Under this method, the owner specifies the amount of the check he or she wants to receive. The amount withdrawn from the contract will be an adjusted (typically larger) amount necessary to result in the dollar amount of the check specified, following the assessment and deduction of any applicable withdrawal charge, market value adjustment, federal/state tax withholding, and/or Express Mail Delivery fee against and from such adjusted amount. (For example, if the
31Account B Prospectus

owner specifies a Net amount of $47,500, and a 5% Withdrawal Charge applies, then the amount withdrawn from the contract will be the adjusted amount of $50,000, which is necessary to result in a $47,500 check being sent to the owner, following the assessment and deduction of a $2,500 withdrawal charge ($50,000 x .05 = $2,500) against and from the adjusted amount.)
Waiver of Withdrawal Charges When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the Withdrawal Charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract and applicable state law. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.
A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a variable income plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable income plan which is not contingent on the payee’s life (i.e., Plan 1).
For fixed income plans, the Contract provides for deduction of the Withdrawal Charge when the Income Plan is selected. By current administrative practice, so long as the Contract has been in force for at least one full year, we will waive the Withdrawal Charge if you select a fixed income plan for a certain period of 12 years or more or certain fixed income plans which involve a life contingency.
As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are currently waiving withdrawal charges on the greater of (i) the Contract Year “withdrawal charge free” amount or (ii) the current year Required Minimum Distributions (except for withdrawals from GIF 8) when submitted on our Required Minimum Distribution Request form.
On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax deferred annuity contracts only if certain conditions are met.
Withdrawal Charges and Our Distribution Expenses The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.
Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.
Other Charges
Enhanced Death Benefit Charge On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested. (For New York front and back load Contracts issue on or after 1/16/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Accounts(s).)
Premium Taxes The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.
Account B Prospectus

Portfolio Expenses and Charges The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the mutual fund prospectuses.
For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2021 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.19% to a maximum of 1.12%.
Expedited Delivery Charge When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service at your request) and $15 for a wire transfer.
Federal Income Taxes
Qualified and Non-Tax Qualified Plans
We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:
1.
Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).
2.
Roth IRAs pursuant to the provisions of Section 408A of the Code.
3.
Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).
4.
Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.
5.
Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions of termination or death benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.
We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).
Contribution Limitations and General Requirements Applicable to Contracts
Traditional IRA If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $6,000 for 2022 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions may be made after age 72 for tax years after December 31, 2021. Annual contributions are generally deductible unless the Owner or the Owner’s spouse is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $65,000—$75,000 for single filers and between $109,000—$129,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $204,000—$214,000 (indexed). Federal income tax refunds can be directly deposited into an IRA, subject to contribution limits.
The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse can also roll over the deceased Owner’s IRA, tax deferred Annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary of the deceased owner’s IRA, tax-deferred annuity or qualified plan may also roll over the proceeds to an inherited IRA in a trustee to trustee transfer, subject to annual minimum required distribution rules.
An IRA is nonforfeitable and generally cannot be transferred.
Roth IRA If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $6,000 for 2022 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $129,000 and $144,000 for single filers,
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between $204,000 and $206,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.
An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.
SEP An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 25% of the employee’s compensation up to $305,000 or $61,000 (for 2022). In a SEP that permits employee contributions, the employee is allowed to contribute up to $20,500 in 2022, indexed thereafter. Employees who are age 50 or over may also make a catch up contribution of $6,500 for 2022, indexed thereafter. The employer is allowed to match the catch up contribution for any taxable year. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. The Contracts are nonforfeitable and nontransferable.
SIMPLE IRA A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $14,000 (for 2022). The employer must contribute either a matching contribution of up to 3% of the employee’s compensation or non-elective contribution of 2% of the employee’s compensation up to $305,000 (for 2022) for each employee. A catch up contribution of $3,000 for 2022 and indexed thereafter is allowed for employees who are age 50 or older. The employer is allowed to match the catch up contribution for any taxable year. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.
Tax Deferred Annuity Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. The maximum amount that can be contributed depends upon the type(s) of contributions made to the employee’s account and the amount of your includible compensation for your most recent year of service:
Elective Deferrals Only: If there are elective employee deferrals only, the limit for 2022 is the lesser of two rules: (1) the lesser of 100% of the employee’s compensation up to $305,000 or $61,000 or (2) a flat dollar limit of $20,500, indexed thereafter. Employees age 50 or over may make an additional catch up contribution of $6,500 for 2020 and the limit is indexed thereafter.
Nonelective Contributions Only: If the only contributions are nonelective employer contributions, the maximum limit for 2022 is the lesser of 100% of compensation up to $305,000 or $61,000.
Both Employee and Employer Contributions: Employers are allowed to match employee elective deferrals, including the catch up contribution, for any taxable year or to make contributions in a form other than a match. In such a case, the total of employee and employer contributions for 2022 cannot exceed the lesser of 100% of compensation up to $305,000 or $61,000. Contributions and earnings thereon are not included in the employee’s gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earnings thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59½ except on account of severance of employment, death, disability or hardship (contributions only).
If employer contributions are made to a tax deferred annuity, it subjects the annuity to ERISA and tax rules that apply to qualified plans, including minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.
On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will not allow new purchase payments, rollovers, or transfers into its existing tax-deferred annuity contracts. Transfers out of its existing tax-deferred annuity contracts can only take place if certain conditions are met.
Section 457 Plan A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees’ beneficiaries in a governmental plan and by the employer (subject to claims of the employer’s general creditors) in a plan of a tax-exempt organization. An employee can defer under the plan the lesser of 100% of compensation up to $305,000 (indexed for 2020) or $20,500 for 2022 (indexed thereafter). The dollar limit is doubled if the employee is within 3 years of retirement. Unless
Account B Prospectus

the employee is within 3 years of retirement, a catch up contribution of $6,500 for 2022 and indexed thereafter is allowed for employees who are age 50 or older. Amounts deferred and earnings thereon are not includible in the employee’s gross income until they are paid or made available to the employee or the employee’s beneficiary or, in the case of a governmental plan, until they are paid.
Nontransferable Annuity Nontransferable Annuity Contracts are Contracts held in a tax-qualified plan or trust and transferred to the employee on the employee’s separation from service or death or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.
Non-Tax Qualified Contract There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.
Taxation of Contract Benefits  For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code. IRAs, SEPs, SIMPLE IRAs, TDAs and Section 457 Plans and Nontransferable Annuities As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these Contracts will be taxable as ordinary income when received. Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s.
Non-qualified Contracts If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.
For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.
One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other Annuity Contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as Annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.
Premature Withdrawals A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59½ and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.
Minimum Distribution Requirements All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).
1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities: As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.
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The Owner must take the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse, as defined under federal tax law, and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains age 72. The required beginning date for TDAs, Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains age 72 or retires, if later.
Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of three main rules: (1) the life expectancy rule, (2) the ten year rule, or (3) the five year rule.
(1) Life Expectancy Rule: An eligible designated beneficiary may take distributions based on the beneficiary’s life or life expectancy when the beneficiary is the surviving spouse of the Owner, a child of the Owner who is under the age of majority (the entire balance must be distributed by December 31st of the tenth year after reaching the age of majority), a disabled or chronically ill beneficiary, or any other person who is not more than ten years younger than the Owner. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)
2) Ten Year Rule: A designated beneficiary who is not an eligible designated beneficiary is required to draw down the entire inherited interest within ten years of the Owner’s death. This applies whether or not the decedent had begun RMDs prior to the Owner’s death.
(3) Five Year Rule: A beneficiary who is not either an eligible designated beneficiary or a designated beneficiary, as defined by federal tax law, may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.
If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.
2. Spousal Exceptions: If the designated beneficiary is the Owner’s spouse, as defined under federal tax law, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 72.
3. Non-spouse Transfers: A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.
4. Roth IRAs: The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.
5. Non-qualified Contracts: The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the beneficiary, other than a spousal beneficiary, is required to take minimum distributions pursuant to Section 72 of the Code after the death of the Owner.
Upon the death of the Owner, the Owner’s non-spouse beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.
(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence within 12 months of the Owner’s death.
(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distributions no later than 60 months after the Owner’s death.
A surviving spouse, as defined by federal tax law, is not required by the tax law to take any distributions during his or her lifetime, and may extend deferral by electing a spousal exchange.
Mandatory Withholding Generally, benefit payments from tax-deferred annuities, nontransferable annuity contracts, and governmental Section 457 plans will be subject to mandatory 20% withholding unless the payments are rolled over directly to a traditional IRA or to an “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a plan qualified under Section 401(a) of the Code, including a 401(k) plan, profit-sharing plan, defined benefit plan, stock bonus plan, and money purchase plan; a Section 403(a) annuity plan; a Section 403(b) tax-deferred annuity; and a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, or are “required minimum distributions” because these payments are not eligible to be rolled over.
Account B Prospectus

Temporary Rules Under the CARES Act On March 27, 2020 Congress passed the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provision, the CARES Act includes temporary relief from certain tax rules applicable to qualified contracts. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving the contract or your interest in the contract.
Required Minimum Distributions: The CARES Act allowed participants and beneficiaries in certain qualified plans and IRAs to suspend taking required minimum distributions in 2020, including any initial required minimum distributions for 2019 that would have been due by April 1, 2020. Additionally, the year 2020 was not counted in measuring the five year or ten year post-death distribution period requirements. Any distributions made in 2020 that, but for the CARES Act, would have been a required minimum distribution instead may be eligible for rollover. Furthermore, distributions that were subject to 20% withholding because they were eligible rollover distributions from Section 403(b) or Former Pension Annuities were only be subject to default withholding.
Retirement Plan Distribution Relief: Under the CARES Act, an “eligible participant” could have withdrawn up to a total of $100,000 from IRAs and certain qualified plans that adopt this provision without being subject to the 10% additional tax on premature distributions. The Federal income tax on these distributions for eligible participants can be spread ratably over three years and the distributions may be re-contributed during the three-year period following the distribution. For these purposes, eligible participants are participants who:
•
have been diagnosed with COVID-19,
•
have spouses or dependents diagnosed with COVID-19, or
•
have experienced adverse financial consequences stemming from COVID-19 as a result of
•
being quarantined, furloughed or laid off,
•
having reduced work hours,
•
being unable to work due to lack of child care,
•
the closing or reduction of hours of a business owned or operated by the participant, or
•
other factors determined by the Treasury Department.
Eligible participants could have taken these distributions from 401(k), 403(b), and governmental 457(b) plans even if they would otherwise be subject to in-service withdrawal restrictions (e.g., distributions before age 59-1/2) and the 20% withholding that would otherwise apply to these distributions does not apply.
Taxation of Northwestern Mutual
We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Charges.”)
Other Considerations
You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.
Contract Owner Services
Electronic Funds Transfer (“EFT”) Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.
37Account B Prospectus

A program of regular investing cannot assure a profit or protect against loss in a declining market.
Automatic Required Minimum Distributions (“RMD”) For IRAs, SEP Plans, SIMPLE IRA Plans, 403(b) Plans, and Nontransferable Annuities, You can arrange for annual required minimum distributions to be sent to you automatically once you turn age 72.
Substitution of Portfolio Shares and Other Changes When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio (or substitute a class of shares of an existing Portfolio for a different class of the same Portfolio) if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the shares of the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.
Owner Inquiries and Instructions Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (http://www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.
The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.
Householding To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.
Additional Information
The Distributor  We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934, an investment adviser registered with the SEC, and is a member of the Financial Industry Regulatory Authority (FINRA) and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-3800 or visiting its website at www.SIPC.org. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.
Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.
Account B Prospectus

For purchases of and additional deposits into the Contract, your registered representative receives a commission of 2.5% on the first $100,000 and 1.25% on the next $400,000 and 0.5% on amounts over $500,000, and servicing compensation of 0.15% annually. There is also a bonus program that rewards your registered representative for total annuity sales that can pay your registered representative a bonus commission rate of up to 0.75% for the sale of a variable annuity contract.
NMIS and the Northwestern Mutual Wealth Management Company (“NMWMC”) use a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of other investments such as mutual funds in brokerage accounts or advisory accounts. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS or NMWMC; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 35% and 95% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement, even though commissions for Contracts are not paid out through the grid. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.
Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits.
NMIS does not pay its registered representatives any portion of the 12b-1 fees related to mutual funds held in certain accounts with assets under $50,000. Because a registered representative may receive ongoing compensation on a sale of a Contract below $50,000, but will not receive ongoing compensation on mutual fund investments below that amount, a registered representative has an incentive to recommend the Contract for purchases below $50,000.
Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.
Voting Rights As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received, as well as shares of the fund that the insurer itself owns, in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefore in the next annual report to Contract Owners.
Dividends This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.
39Account B Prospectus

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.
For the back-load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. (See “Base Contract Charges.”) The Contracts issued prior to March 31, 2000, do not include this conversion feature, and we currently pay dividends on some of those Contracts. (See “Dividends for Contracts Issued Prior to March 31, 2000.”)
Dividends for Contracts Issued Prior to March 31, 2000 During the year 2021 we are paying dividends on approximately 54% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000. Approximately 88% of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2021 represents about 0.69% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.73%.
We credit any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code, dividends cannot be paid in cash but must be applied as Net Purchase Payments under the Contract.
Internal Annuity Exchanges As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.
In general, amounts exchanged from a Contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load Contract) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). We may also allow internal exchanges on back-load Contracts when (i) there are no applicable withdrawal charges on the Contract being exchanged, and (ii) the exchange involves a rollover from a qualified plan to an IRA or another qualified plan or a consolidation into an existing or new front-load Contract. Fixed annuity contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.
Speculative Investing Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.
Account B Prospectus

Legal Proceedings Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.
41Account B Prospectus

Appendix A—Portfolios Available under Your Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%	16.67%	20.77%	16.66%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	18.90%	22.10%	18.67%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	25.10%	18.77%	14.40%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/Fiduciary Management, Inc.	0.78%[1]	18.46%	13.05%	13.30%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	28.45%	18.22%	16.30%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	21.92%	10.32%	12.10%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.49%[1]	22.71%	10.54%	12.71%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	25.70%	11.16%	11.93%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.52%[1]	10.18%	15.41%	12.23%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	24.46%	12.80%	13.91%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	23.27%	9.55%	13.02%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.54%	4.11%	15.15%	14.16%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.27%	26.22%	12.05%	14.08%
Account B Prospectus

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.92%[1]	23.00%	10.52%	12.23%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	15.92%	16.28%	10.54%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.73%[1]	12.07%	12.54%	8.62%
Long-term growth of capital; any income realized will be incidental	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	5.00%	3.54%	4.88%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/Aberdeen Asset Managers Limited	0.89%[1]	-4.55%	9.99%	5.00%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%	0.01%	0.88%	0.48%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.38%	-0.10%	2.24%	1.65%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.30%[1]	-1.59%	3.79%	3.07%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.67%	-5.37%	5.92%	3.99%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.53%[1]	6.61%	5.14%	2.93%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.44%	5.31%	6.07%	6.35%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.71%[1]	-0.08%	5.28%	5.08%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.52%[1]	7.56%	9.06%	7.86%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.60%[1]	10.45%	10.64%	9.25%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[2]	Fidelity Management & Research Company LLC (FMR)[4]	0.61%	26.60%	13.60%	13.29%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]	0.60%	27.83%	20.17%	16.64%
43Account B Prospectus

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolios’s environmental, social and governance criteria	Sustainable Equity Portfolio[2]	Neuberger Berman Investment Advisers LLC	0.89%	23.48%	15.72%	14.36%
Long-term growth of capital	U.S. Strategic Equity Fund[6]	Russell Investment Management LLC (RIM)[7]	0.84%	20.40%	16.22%	15.08%
Long-term growth of capital	U.S. Small Cap Equity Fund[6]	RIM[7]	1.12%[1]	25.79%	12.14%	12.39%
Current income and long- term growth of capital	Global Real Estate Securities Fund[6]	RIM[7]	0.91%	27.19%	9.11%	9.25%
Long-term growth of capital	International Developed Markets Fund[6]	RIM[7]	1.02%[1]	12.66%	8.56%	7.83%
Provide total return	Strategic Bond Fund[6]	RIM[7]	0.67%	-1.82%	3.67%	3.34%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[6]	RIM[7]	0.84%[1]	8.23%	6.25%	5.96%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[6]	RIM[7]	0.92%[1]	13.04%	8.15%	7.67%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[6]	RIM[7]	0.98%[1]	17.44%	10.11%	9.02%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[6]	RIM[7]	1.00%[1]	19.61%	10.60%	9.72%
Total return	Commodity Return Strategy Portfolio – Class 2[8]	Credit Suisse Asset Management, LLC	0.78%	28.46%	N/A	N/A
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.
3
The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
4
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
5
A series of Neuberger Berman Advisers Management Trust.
6
A series of Russell Investment Funds.
7
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
8
A series of Credit Suisse Trust.
Account B Prospectus

APPENDIX B—Prior Contracts
To the extent not otherwise described below, or specifically described elsewhere in this prospectus, the material features of prior series of these Contracts are consistent with the current series of Contracts as described in this prospectus.
FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM		QQ
		Front Load Contract (LL)	Back Load Contract (MM)	Front Load Contract	Back Load Contract
Dates Offered (Subject to State Approval)	11/1/1968 - 12/16/1981	12/17/1981 - 3/30/1995	12/17/1981 - 3/30/1995	3/31/1995 - 3/30/2000	3/31/1995 - 3/30/2000
Front Load	Cumulative purchase payments for the contract year are subject to the following front-end loads: •8% first $5,000 •4% next $20,000 •2% next $75,000 •1% on amounts over $100,000	Cumulative purchase payments are subject to the following front- end loads: •3.00% first $25,000 •2.00% next $75,000 •1.00% next $100,000	Not Applicable	Cumulative purchase payments are subject to the following front- end loads: •4.00% first $100,000 •2.00% next $400,000 •1.00% next $500,000 •0.50% on amounts over $1,000,000	Not Applicable
45Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM		QQ
		Front Load Contract (LL)	Back Load Contract (MM)	Front Load Contract	Back Load Contract
Withdrawal Charge (Back Load)	Not Applicable	Not Applicable
Cumulative
purchase
payments are
subject to the
following
withdrawal
charges:
•8% of the first
$25,000
•4% of the next
$75,000
•2% on amounts
over $100,000

On each
anniversary,
the charge
reduces 1%.
Withdrawal
charges are
waived as
described in
the prospectus
(See “Waiver
of Withdrawal
Charges”)
except that
such charges
will be waived
if proceeds are
settled under a
fixed life
income plan on
or after the
10th contract
anniversary, or
if proceeds are
settled
anytime under
a variable life
income or
period certain
income plan
for a period of
5 or more
years.
Not Applicable
Cumulative
purchase
payments are
subject to the
following
withdrawal
charges:
•8.00% of the
first $100,000
•4.00% of the
next $400,000
•2.00% on the
next $500,000
•1.00% on
amounts over
$1,000,000

On each
anniversary,
the charge
reduces 1%.
Waiver of
withdrawal
charges is
consistent with
current series.

Annual Mortality Rate/ Annuity Rate & Expense Guarantee Charge (Applied daily against the unit value of each variable investment division.)	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1.00% Current: 0.75%	Accumulation Units: Maximum: 1.50% Current: 1.25%	Accumulation Units: Maximum: 0.75% Current: 0.40% Annuity Units: Maximum: 0.75% Current: 0.00%	Accumulation Units: Maximum: 1.50% Current: 1.25% Annuity Units: Maximum: 1.50% Current: 1.25%
Annual Contract Fee	None	The contract fee is lesser of $30 or 1% of accumulation value at the anniversary, but it is waived in a manner consistent with the current series.		The contract fee is consistent with the current series.
Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM		QQ
		Front Load Contract (LL)	Back Load Contract (MM)	Front Load Contract	Back Load Contract
Amount of the Death Benefit
Annuitant Dies on or After 75th birthday:
The payment at death will be the value of the Accumulation Units determined as of the close of business on the valuation date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:
The payment at death will not be less than the total considerations, excluding those for the Disability Waiver of Consideration Benefit, paid under the contract; less any amounts returned in a surrender of a portion of the Accumulation Value.

Annuitant Dies on or After 75th
birthday:
The payment at death will be the
Accumulation Value of the contract
determined on the Valuation Date on
which proof of death is received in
the Home Office, or if later the date
on which a method of payment is
elected.

Annuitant Dies Before 75th birthday:
The death benefit will not be less
than the total Purchase Payments
paid under the contract, less any
amounts withdrawn under the
contract

Distribution of the Death Benefit
Upon receipt in the Home Office of satisfactory proof of the death of the Annuitant before the maturity date payment of the death benefit will be paid to the beneficiary. The Owner may name or change a beneficiary while the Annuitant is living; or during the first 60 days after the death of the Annuitant, if the Annuitant was not the Owner immediately prior to the Annuitant’s death. A change made during this 60 days cannot be revoked. If the Owner is the Annuitant and dies before the Contract’s Maturity Date, each beneficiary may elect to continue his or her respective portion of the death proceeds to a new (current series) Contract through an internal exchange. If the Owner is not the Annuitant and the Annuitant dies before the maturity
Date, the Death Benefit becomes payable to the Owner; however, if the Owner and the Beneficiary are the same, the Owner may elect to exchange the death proceeds to a new (current series) Contract through an internal exchange, or elect any other settlement choice available.

Withdrawal Charge Free Amount	Not Applicable	LL Series: There is no “withdrawal charge free” amount.
MM Series
issued before
1991:
By Company
practice, a
“withdrawal
charge free”
amount is
available under a
Contract if the
Contract Value is
at least $10,000
on the Contract
anniversary
preceding the
withdrawal, up
to 10% of the
Accumulation
Value on the last
Contract
anniversary.
Not Applicable
By Company
practice, a
“withdrawal
charge free”
amount is
available under a
Contract if the
Contract Value is
at least $10,000
on the Contract
anniversary
preceding the
withdrawal, up
to 10% of the
Accumulation
Value on the last
Contract
anniversary.

Waiver of Withdrawal Charge on Income Plans	Not Applicable	LL Series Not Applicable	MM Series There is no withdrawal charge on benefits paid under a fixed life income plan that takes effect on or after the tenth anniversary of the contract.	Not Applicable	The waiver of withdrawal charge on Income Plans is consistent with the current series.

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Maximum Maturity Age	By Company practice, and as state law allows, the maximum maturity age is stated in your contract.
47Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Fixed Options
The rates, Income Plans, transfer restrictions, and other features of the Fixed Options vary from series to series and state to state. See your Contract and any Contract amendment for details. You may not invest in any fixed option unless your Contract provides for a fixed investment option or if your Contract contains an amendment dated before January 1, 2013 providing for such a fixed investment option.

Expense Examples for Prior Contracts
The following Examples apply to contracts previously issued by the Company and are calculated under the same assumptions as the Examples for the current Contract. (See “Examples”). Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:
JJ/KK Series Contracts Issued Prior to December 17, 1981

	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$4,479	$9,184	$14,148	$27,790
If you annuitize at the end of the applicable time period:	$4,479	$9,184	$14,148	$27,790
If you do not surrender your Contract:	$4,479	$9,184	$14,148	$27,790

LL/MM Series Contracts Issued After December 16, 1981 and Prior to March 31, 1995
LL Series Front-Load Contracts

	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$4,234	$8,951	$13,928	$27,604
If you annuitize at the end of the applicable time period:	$4,234	$8,951	$13,928	$27,604
If you do not surrender your Contract:	$4,234	$8,951	$13,928	$27,604

MM Series Back Load Contracts

	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$7,542	$11,388	$15,496	$30,986
If you annuitize at the end of the applicable time period:	$2,542	$8,388	$14,496	$30,986
If you do not surrender your Contract:	$2,542	$8,388	$14,496	$30,986

QQ Series Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000
Front-Load Contract with the Enhanced Death Benefit

	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$5,707	$9,852	$14,247	$26,427
If you annuitize at the end of the applicable time period:	$5,707	$9,852	$14,247	$26,427
Account B Prospectus

	1 year	3 years	5 years	10 years
If you do not surrender your Contract:	$5,707	$9,852	$14,247	$26,427

Back-Load Contract with the Enhanced Death Benefit

	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$10,542	$14,388	$18,496	$30,986
If you annuitize at the end of the applicable time period:	$2,542	$8,388	$14,496	$30,986
If you do not surrender your Contract:	$2,542	$8,388	$14,496	$30,986
49Account B Prospectus

Appendix C–State Variations
This Appendix contains important state-specific variations for Contracts issued in the states as noted below. The prospectus provides a general description of the Contract (and any endorsements) but your state of issue may provide different features from, and impose different costs than, those described in the body of the Prospectus. Please see your Contract for specific details.
State	Policy Feature/Benefit/Cost	Variation
Alabama	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Alaska	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Arizona	Right to Return	If the Contract is replacing an existing annuity contract, or if the Owner is sixty-five (65) years of age or older on the issue date, it may be returned within thirty (30) days after it was received.
California	Right to Return	If the Owner is sixty (60) years of age or older on the issue date, the Contract may be returned within thirty (30) days after it was received.
Colorado	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Connecticut	Right to Return	The amount of the refund will be the amount of the Purchase Payments paid.
Florida	Right to Return
The Contract may be returned within twenty-one (21) days after it was received. The amount of the refund will be the cash surrender value provided in the Contract plus any fees or charges deducted from the premiums.

Maturity Benefit
The Maturity Date may be changed upon request. The Contract may be annuitized at any time after twelve (12) months following the issue date.
The latest Maturity Date is the Contract anniversary nearest the
Annuitant’s 98th birthday.

	Deferment of Benefit Payments	If payment of contract values of the Separate Account Divisions is deferred, interest will be paid at an annual effective interest rate in accordance with Florida law.
Georgia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Hawaii	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Idaho	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Illinois	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Indiana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Iowa	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Kentucky	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Louisiana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Maine	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account B Prospectus

Maryland	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Massachusetts	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Michigan	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Minnesota	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Mississippi	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Missouri	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Montana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Nebraska	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Nevada	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Hampshire	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Jersey	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Mexico	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New York	Guaranteed Accounts	The Guaranteed Accounts are not available for investment.
	Income Plans	For back-load Contracts, the minimum monthly payment under an income payment plan must be at least $20.
	Maturity Benefit	The latest Maturity Date is the contract anniversary nearest the Annuitant’s 98th birthday.
	Misstatements	For front-load Contracts, if the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Termination of Contract
For back-load Contracts, the Company may terminate the Contract and pay the Owner the Accumulation Value of the Contract with no further obligations if, prior to the Maturity Date, no Purchase Payments have been paid for three (3) full years and both the Accumulation Value of the
Contract and the total Purchase Payments paid (less withdrawals) are each less than the minimum Accumulation Value required.

North Carolina	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
North Dakota	Right to Return	The Contract may be returned within twenty (20) days after it was received.
Ohio	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Oklahoma	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
51Account B Prospectus

Oregon	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Pennsylvania	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Rhode Island	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
South Carolina	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
South Dakota	Incontestability	While the Contract is contestable, the Company may rescind the Contract or deny a claim under the Disability Waiver of Purchase Payment Benefit on the basis of a misstatement in the application.
Tennessee	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Texas	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Utah	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Vermont	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Virginia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Washington	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
West Virginia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Wisconsin	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Wyoming	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account B Prospectus

Additional Information
Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.nmprospectus.com. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will notify you by mail that reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest are available online.
More information about the Contract and NML Variable Annuity Account B (the “Separate Account”) is included in the SAI dated May 1, 2022. The SAI is incorporated by reference in this prospectus and is available free of charge at www.nmprospectus.com.
To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202. You can also request a copy of the SAI by calling us at (866) 910-1232 free of charge.
Information about the Separate Account (including the SAI) is available on the SEC’s internet site at www.sec.gov, or may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier: C000000098
53Account B Prospectus

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
FLEXIBLE PAYMENT VARIABLE ANNUITY
An individual flexible payment Variable Annuity Contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)
Roth IRAs
Simple IRAs
Simplified Employee Pension Plan IRAs
457 Deferred Compensation Plan Annuities
Tax Deferred Annuities
Non-Transferable Annuities
Non-Tax Qualified Annuities
Issued by The Northwestern Mutual Life Insurance Company
and
NML Variable Annuity Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACTS
The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers.
Year	Amount
2021	$70,339,012
2020	$63,677,457
2019	$66,693,605
NMIS also provides certain services related to the administration of certain income plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.
DETERMINATION OF ANNUITY PAYMENTS
The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”
Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.
Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.
The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.
Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.
Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.
(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000
(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000
(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000
(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90
(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00
(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000
(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33
The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.
However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to$1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.
For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.
VALUATION OF ASSETS OF THE ACCOUNT
The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.
TRANSFERABILITY RESTRICTIONS
Ownership of a Contract purchased as a tax deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended (the “Code”) cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax qualified corporate or HR 10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, and the financial statements of NML Variable Annuity Account B as of December 31, 2021 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2021

Northwestern Mutual Variable Annuity Account B

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Contract Owners of NML Variable Annuity Account B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of NML Variable Annuity Account B indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of NML Variable Annuity Account B as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of NML Variable Annuity Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of NML Variable Annuity Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2022

We have served as the auditor of one or more of the divisions of NML Variable Annuity Account B since 1968.

2

Northwestern Mutual Variable Annuity Account B

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2021 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$418,759	$785,610	$256,046	$73,272
Fidelity Variable Insurance Products Fund	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	-	-	-	-
Credit Suisse Trust	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	11	8	-	-
Total Assets	418,770	785,618	256,046	73,272

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	5
Due to Participants	1,155	2,459	651	113
Total Liabilities	1,155	2,459	651	118

Total Net Assets	$417,615	$783,159	$255,395	$73,154

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$956	$327	$392	$-
Annuity Reserves	15	10	8	4
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	83,632	49,550	55,047	6,042
Annuity Reserves	1,059	572	973	83
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	32,976	12,564	18,826	1,495
Annuity Reserves	728	206	657	-
Back Load Version
Accumulation Units (5)	109,005	44,444	71,554	5,256
Annuity Reserves	483	205	573	4
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	66,818	308,740	36,607	28,024
Annuity Reserves	973	4,757	289	393
Back Load Version
Class A Accumulation Units (7)	85,361	190,370	50,266	21,562
Class B Accumulation Units (8)	33,656	165,959	19,530	10,127
Annuity Reserves	532	1,619	200	141
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	1,378	3,675	460	23
Annuity Reserves	43	161	13	-
Total Net Assets	$417,615	$783,159	$255,395	$73,154

(1) Investments, at cost	$319,955	$504,368	$186,649	$60,716
Mutual Fund Shares Held	103,576	181,896	115,910	52,866
(2) Accumulation Unit Value	$12.364104	$9.438807	$8.166451	$2.481753
Units Outstanding	77	35	48	-
(3) Accumulation Unit Value	$10.765725	$8.597069	$7.110610	$2.306054
Units Outstanding	7,768	5,764	7,742	2,620
(4) Accumulation Unit Value	$12.477883	$10.070254	$8.238890	$2.611450
Units Outstanding	2,643	1,248	2,285	572
(5) Accumulation Unit Value	$10.765725	$8.597069	$7.110610	$2.306054
Units Outstanding	10,125	5,170	10,063	2,279
(6) Accumulation Unit Value	$3.981547	$9.886398	$3.177787	$2.573929
Units Outstanding	16,782	31,229	11,520	10,888
(7) Accumulation Unit Value	$3.981547	$9.886398	$3.177787	$2.573929
Units Outstanding	21,439	19,256	15,818	8,377
(8) Accumulation Unit Value	$10.765725	$8.597069	$7.110610	$2.306054
Units Outstanding	3,126	19,304	2,747	4,392
(9) Accumulation Unit Value	$4.191147	$10.166871	$3.481907	$2.631043
Units Outstanding	329	361	132	9

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2021 (in thousands, except accumulation unit values)

	Index 500 Stock Division	Large Company Value Division	Domestic Equity Division	Equity Income Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$2,626,276	$105,860	$686,066	$568,294
Fidelity Variable Insurance Products Fund	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	-	-	-	-
Credit Suisse Trust	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	5	-	4	-
Total Assets	2,626,281	105,860	686,070	568,294

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	1	-	-
Due to Participants	6,575	91	1,329	1,287
Total Liabilities	6,575	92	1,329	1,287

Total Net Assets	$2,619,706	$105,768	$684,741	$567,007

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$15,351	$108	$322	$182
Annuity Reserves	494	8	9	10
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	397,207	10,117	46,428	36,508
Annuity Reserves	7,872	385	754	572
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	103,424	2,255	12,650	8,805
Annuity Reserves	1,687	266	174	229
Back Load Version
Accumulation Units (5)	320,445	7,552	38,527	27,453
Annuity Reserves	1,911	8	141	172
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	890,201	37,703	314,095	235,364
Annuity Reserves	14,060	483	6,383	5,212
Back Load Version
Class A Accumulation Units (7)	446,708	29,642	128,242	137,708
Class B Accumulation Units (8)	402,001	16,883	132,781	108,553
Annuity Reserves	5,085	159	793	1,776
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	12,943	167	3,442	4,350
Annuity Reserves	317	32	-	113
Total Net Assets	$2,619,706	$105,768	$684,741	$567,007

(1) Investments, at cost	$1,308,366	$88,862	$493,326	$466,520
Mutual Fund Shares Held	321,178	88,734	354,739	282,172
(2) Accumulation Unit Value	$20.981669	$2.251569	$3.734835	$4.476414
Units Outstanding	732	48	86	41
(3) Accumulation Unit Value	$17.960899	$2.092019	$3.372163	$4.077248
Units Outstanding	22,115	4,836	13,768	8,954
(4) Accumulation Unit Value	$13.762940	$2.369253	$4.009173	$4.775947
Units Outstanding	7,515	952	3,155	1,844
(5) Accumulation Unit Value	$17.960899	$2.092019	$3.372163	$4.077248
Units Outstanding	17,841	3,610	11,425	6,733
(6) Accumulation Unit Value	$4.213552	$2.335086	$3.929258	$4.688886
Units Outstanding	211,271	16,146	79,937	50,196
(7) Accumulation Unit Value	$4.213552	$2.335086	$3.929258	$4.688886
Units Outstanding	106,017	12,694	32,638	29,369
(8) Accumulation Unit Value	$17.960899	$2.092019	$3.372163	$4.077248
Units Outstanding	22,382	8,070	39,375	26,624
(9) Accumulation Unit Value	$4.474335	$2.387048	$4.051266	$4.821858
Units Outstanding	2,893	70	850	902

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2021 (in thousands, except accumulation unit values)

	Mid Cap Growth Stock Division	Index 400 Stock Division	Mid Cap Value Division	Small Cap Growth Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$498,304	$720,911	$444,724	$336,713
Fidelity Variable Insurance Products Fund	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	-	-	-	-
Credit Suisse Trust	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	5	1	1
Total Assets	498,304	720,916	444,725	336,714

Liabilities:
Due to Northwestern Mutual Life Insurance Company	6	-	-	-
Due to Participants	1,540	1,552	799	689
Total Liabilities	1,546	1,552	799	689

Total Net Assets	$496,758	$719,364	$443,926	$336,025

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$1,143	$496	$232	$275
Annuity Reserves	112	63	16	62
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	197,915	70,452	23,824	35,327
Annuity Reserves	3,186	1,697	327	927
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	35,961	23,462	5,755	12,808
Annuity Reserves	335	329	304	78
Back Load Version
Accumulation Units (5)	129,145	59,260	18,710	38,663
Annuity Reserves	350	337	77	126
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	42,008	267,941	210,950	109,959
Annuity Reserves	453	4,564	2,390	1,908
Back Load Version
Class A Accumulation Units (7)	61,306	159,297	81,252	82,441
Class B Accumulation Units (8)	23,780	124,976	98,112	52,438
Annuity Reserves	227	1,161	924	222
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	837	5,266	1,006	761
Annuity Reserves	-	63	47	30
Total Net Assets	$496,758	$719,364	$443,926	$336,025

(1) Investments, at cost	$419,005	$530,007	$355,496	$272,448
Mutual Fund Shares Held	126,634	280,183	222,696	104,504
(2) Accumulation Unit Value	$17.950061	$7.896139	$5.370136	$9.149492
Units Outstanding	64	63	43	30
(3) Accumulation Unit Value	$15.364526	$7.049211	$4.891257	$8.168117
Units Outstanding	12,881	9,994	4,871	4,325
(4) Accumulation Unit Value	$9.079782	$8.542328	$5.729457	$9.898565
Units Outstanding	3,961	2,747	1,005	1,294
(5) Accumulation Unit Value	$15.364526	$7.049211	$4.891257	$8.168117
Units Outstanding	8,405	8,407	3,825	4,733
(6) Accumulation Unit Value	$2.849321	$6.595867	$5.625031	$4.444675
Units Outstanding	14,743	40,623	37,502	24,739
(7) Accumulation Unit Value	$2.849321	$6.595867	$5.625031	$4.444675
Units Outstanding	21,516	24,151	14,445	18,548
(8) Accumulation Unit Value	$15.364526	$7.049211	$4.891257	$8.168117
Units Outstanding	1,548	17,729	20,059	6,420
(9) Accumulation Unit Value	$2.994607	$7.006063	$5.784413	$4.466101
Units Outstanding	280	752	174	170

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2021 (in thousands, except accumulation unit values)

	Index 600 Stock Division	Small Cap Value Division	International Growth Division	Research International Core Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$291,730	$368,176	$721,638	$666,598
Fidelity Variable Insurance Products Fund	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	-	-	-	-
Credit Suisse Trust	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	5	6	13	2
Total Assets	291,735	368,182	721,651	666,600

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-
Due to Participants	491	856	1,025	883
Total Liabilities	491	856	1,025	883

Total Net Assets	$291,244	$367,326	$720,626	$665,717

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$175	$412	$270	$194
Annuity Reserves	60	10	8	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	23,217	32,685	33,307	23,659
Annuity Reserves	807	771	302	428
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	6,003	8,752	9,039	6,104
Annuity Reserves	86	131	162	309
Back Load Version
Accumulation Units (5)	15,585	26,927	31,664	19,501
Annuity Reserves	107	173	176	85
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	122,734	130,097	339,619	348,843
Annuity Reserves	2,215	1,979	4,616	3,862
Back Load Version
Class A Accumulation Units (7)	60,906	102,022	137,661	101,831
Class B Accumulation Units (8)	56,991	61,414	160,001	156,647
Annuity Reserves	678	824	1,225	1,195
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	1,615	1,104	2,536	2,895
Annuity Reserves	65	25	40	164
Total Net Assets	$291,244	$367,326	$720,626	$665,717

(1) Investments, at cost	$213,315	$309,476	$427,181	$493,129
Mutual Fund Shares Held	157,948	142,759	300,683	516,742
(2) Accumulation Unit Value	$3.436975	$6.044796	$3.393286	$1.614973
Units Outstanding	51	68	80	121
(3) Accumulation Unit Value	$3.193533	$5.457584	$3.063761	$1.500516
Units Outstanding	7,270	5,989	10,871	15,767
(4) Accumulation Unit Value	$3.616535	$6.488450	$3.642410	$1.699324
Units Outstanding	1,660	1,349	2,482	3,592
(5) Accumulation Unit Value	$3.193533	$5.457584	$3.063761	$1.500516
Units Outstanding	4,880	4,934	10,335	12,996
(6) Accumulation Unit Value	$3.564624	$6.359001	$3.569863	$1.674964
Units Outstanding	34,431	20,459	95,135	208,269
(7) Accumulation Unit Value	$3.564624	$6.359001	$3.569863	$1.674964
Units Outstanding	17,086	16,044	38,562	60,796
(8) Accumulation Unit Value	$3.193533	$5.457584	$3.063761	$1.500516
Units Outstanding	17,846	11,253	52,224	104,395
(9) Accumulation Unit Value	$3.643851	$6.556463	$3.680692	$1.712231
Units Outstanding	443	168	689	1,691

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2021 (in thousands, except accumulation unit values)

	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$1,119,318	$752,858	$265,787	$294,675
Fidelity Variable Insurance Products Fund	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	-	-	-	-
Credit Suisse Trust	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	7	22	3	1
Total Assets	1,119,325	752,880	265,790	294,676

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-
Due to Participants	2,076	1,067	1,338	729
Total Liabilities	2,076	1,067	1,338	729

Total Net Assets	$1,117,249	$751,813	$264,452	$293,947

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$773	$197	$1,409	$232
Annuity Reserves	57	3	4	7
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	113,907	30,973	43,213	23,420
Annuity Reserves	1,605	422	956	184
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	27,240	8,480	8,958	6,411
Annuity Reserves	358	366	223	75
Back Load Version
Accumulation Units (5)	85,560	25,027	22,593	14,018
Annuity Reserves	303	143	153	26
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	471,868	378,777	70,320	127,004
Annuity Reserves	5,914	4,396	442	1,620
Back Load Version
Class A Accumulation Units (7)	218,979	127,240	78,527	66,498
Class B Accumulation Units (8)	182,698	168,044	33,080	45,252
Annuity Reserves	1,874	1,695	606	1,070
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	6,053	5,892	3,946	8,029
Annuity Reserves	60	158	22	101
Total Net Assets	$1,117,249	$751,813	$264,452	$293,947

(1) Investments, at cost	$1,178,418	$564,427	$265,787	$293,010
Mutual Fund Shares Held	703,974	569,484	265,787	279,575
(2) Accumulation Unit Value	$4.784693	$1.395624	$3.356914	$1.248748
Units Outstanding	161	141	420	183
(3) Accumulation Unit Value	$4.145278	$1.296801	$2.747974	$1.160639
Units Outstanding	27,479	23,884	15,726	20,179
(4) Accumulation Unit Value	$4.270281	$1.468625	$1.648989	$1.314356
Units Outstanding	6,379	5,774	5,432	4,877
(5) Accumulation Unit Value	$4.145278	$1.296801	$2.747974	$1.160639
Units Outstanding	20,640	19,299	8,222	12,078
(6) Accumulation Unit Value	$2.145601	$1.447481	$1.265345	$1.295575
Units Outstanding	219,923	261,680	55,574	98,029
(7) Accumulation Unit Value	$2.145601	$1.447481	$1.265345	$1.295575
Units Outstanding	102,060	87,904	62,059	51,327
(8) Accumulation Unit Value	$4.145278	$1.296801	$2.747974	$1.160639
Units Outstanding	44,074	129,584	12,038	38,989
(9) Accumulation Unit Value	$2.172077	$1.479685	$1.289068	$1.324314
Units Outstanding	2,787	3,982	3,061	6,063

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2021 (in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$2,006,831	$104,985	$430,552	$539,383
Fidelity Variable Insurance Products Fund	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	-	-	-	-
Credit Suisse Trust	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	10	-	-	1
Total Assets	2,006,841	104,985	430,552	539,384

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	1	-
Due to Participants	5,117	442	1,046	1,179
Total Liabilities	5,117	442	1,047	1,179

Total Net Assets	$2,001,724	$104,543	$429,505	$538,205

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$2,539	$55	$302	$335
Annuity Reserves	67	-	-	13
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	153,840	8,980	26,824	42,724
Annuity Reserves	2,110	154	190	638
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	37,203	2,488	6,610	13,237
Annuity Reserves	366	5	38	51
Back Load Version
Accumulation Units (5)	113,640	6,266	17,534	41,373
Annuity Reserves	875	39	107	152
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	879,975	41,528	198,663	221,012
Annuity Reserves	17,659	1,406	3,700	4,071
Back Load Version
Class A Accumulation Units (7)	435,774	26,899	88,102	117,143
Class B Accumulation Units (8)	332,355	16,065	76,033	92,167
Annuity Reserves	7,100	65	1,494	1,973
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	17,952	593	9,732	3,302
Annuity Reserves	269	-	176	14
Total Net Assets	$2,001,724	$104,543	$429,505	$538,205

(1) Investments, at cost	$2,049,819	$124,089	$385,988	$528,080
Mutual Fund Shares Held	1,597,795	111,806	336,895	719,177
(2) Accumulation Unit Value	$19.260976	$2.281736	$1.637605	$5.425553
Units Outstanding	132	24	184	62
(3) Accumulation Unit Value	$15.764793	$2.120232	$1.521651	$4.724197
Units Outstanding	9,758	4,236	17,628	9,044
(4) Accumulation Unit Value	$3.614327	$2.401026	$1.723219	$5.555060
Units Outstanding	10,293	1,036	3,836	2,383
(5) Accumulation Unit Value	$15.764793	$2.120232	$1.521651	$4.724197
Units Outstanding	7,208	2,955	11,523	8,758
(6) Accumulation Unit Value	$2.613941	$2.366474	$1.698407	$3.719709
Units Outstanding	336,647	17,548	116,970	59,417
(7) Accumulation Unit Value	$2.613941	$2.366474	$1.698407	$3.719709
Units Outstanding	166,712	11,367	51,873	31,493
(8) Accumulation Unit Value	$15.764793	$2.120232	$1.521651	$4.724197
Units Outstanding	21,082	7,577	49,967	19,510
(9) Accumulation Unit Value	$2.671253	$2.419118	$1.736226	$3.838927
Units Outstanding	6,720	245	5,605	860

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2021 (in thousands, except accumulation unit values)

	Multi-Sector Bond Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$969,319	$1,829,451	$246,961	$-
Fidelity Variable Insurance Products Fund	-	-	-	486,626
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	-	-	-	-
Credit Suisse Trust	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	47	17	11
Total Assets	969,319	1,829,498	246,978	486,637

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	-	-	-
Due to Participants	2,294	7,712	508	1,201
Total Liabilities	2,296	7,712	508	1,201

Total Net Assets	$967,023	$1,821,786	$246,470	$485,436

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$480	$8,012	$400	$5,889
Annuity Reserves	13	639	58	68
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	56,477	770,260	39,504	36,126
Annuity Reserves	614	21,693	2,150	441
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	12,314	56,698	4,989	9,386
Annuity Reserves	585	3,332	342	104
Back Load Version
Accumulation Units (5)	39,935	205,096	25,812	31,513
Annuity Reserves	142	3,113	1,215	356
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	451,849	276,325	55,047	183,548
Annuity Reserves	7,895	34,132	5,969	2,143
Back Load Version
Class A Accumulation Units (7)	197,842	287,963	73,815	129,108
Class B Accumulation Units (8)	182,843	140,166	34,227	83,641
Annuity Reserves	3,178	14,145	1,225	928
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	12,722	115	492	2,116
Annuity Reserves	134	97	1,225	69
Total Net Assets	$967,023	$1,821,786	$246,470	$485,436

(1) Investments, at cost	$942,613	$1,676,348	$221,940	$404,756
Mutual Fund Shares Held	861,617	1,162,294	185,965	11,820
(2) Accumulation Unit Value	$2.008328	$21.910417	$3.128236	$7.695431
Units Outstanding	240	366	128	765
(3) Accumulation Unit Value	$1.866147	$17.938388	$2.824479	$7.008987
Units Outstanding	30,264	42,939	13,986	5,154
(4) Accumulation Unit Value	$2.113213	$6.125509	$3.357910	$8.210283
Units Outstanding	5,827	9,256	1,486	1,143
(5) Accumulation Unit Value	$1.866147	$17.938388	$2.824479	$7.008987
Units Outstanding	21,400	11,433	9,139	4,496
(6) Accumulation Unit Value	$2.082909	$2.772655	$3.291019	$8.060512
Units Outstanding	216,932	99,661	16,727	22,771
(7) Accumulation Unit Value	$2.082909	$2.772655	$3.291019	$8.060512
Units Outstanding	94,984	103,858	22,429	16,017
(8) Accumulation Unit Value	$1.866147	$17.938388	$2.824479	$7.008987
Units Outstanding	97,979	7,814	12,118	11,933
(9) Accumulation Unit Value	$2.129210	$2.882625	$3.393259	$8.288944
Units Outstanding	5,975	40	145	255

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2021 (in thousands, except accumulation unit values)

	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division	U.S. Strategic Equity Division	U.S. Small Cap Equity Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	885,205	-	-	-
Neuberger Berman Advisers Management Trust	-	435,449	-	-
Russell Investment Funds	-	-	168,818	78,693
Credit Suisse Trust	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	3	-	7	-
Total Assets	885,208	435,449	168,825	78,693

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	5	-	1
Due to Participants	1,812	780	197	235
Total Liabilities	1,812	785	197	236

Total Net Assets	$883,396	$434,664	$168,628	$78,457

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$419	$124	$95	$22
Annuity Reserves	13	4	14	15
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	43,015	15,360	13,956	9,038
Annuity Reserves	825	117	188	29
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	8,584	3,618	8,742	3,702
Annuity Reserves	334	46	70	12
Back Load Version
Accumulation Units (5)	34,602	11,681	22,923	8,975
Annuity Reserves	430	46	36	23
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	407,694	213,743	47,756	19,587
Annuity Reserves	6,047	2,356	1,215	293
Back Load Version
Class A Accumulation Units (7)	175,580	75,410	52,157	25,165
Class B Accumulation Units (8)	200,620	111,176	17,222	10,580
Annuity Reserves	1,453	792	877	348
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	3,702	155	3,257	668
Annuity Reserves	78	36	120	-
Total Net Assets	$883,396	$434,664	$168,628	$78,457

(1) Investments, at cost	$584,617	$276,326	$130,315	$76,035
Mutual Fund Shares Held	16,287	11,759	7,867	5,153
(2) Accumulation Unit Value	$4.035301	$3.308666	$3.616270	$4.473605
Units Outstanding	104	38	26	5
(3) Accumulation Unit Value	$3.749539	$3.074461	$3.228324	$3.993712
Units Outstanding	11,472	4,996	4,323	2,263
(4) Accumulation Unit Value	$4.246013	$3.481735	$3.912115	$4.839766
Units Outstanding	2,022	1,039	2,235	765
(5) Accumulation Unit Value	$3.749539	$3.074461	$3.228324	$3.993712
Units Outstanding	9,228	3,799	7,101	2,247
(6) Accumulation Unit Value	$4.185178	$3.431510	$3.596559	$4.030186
Units Outstanding	97,414	62,288	13,278	4,860
(7) Accumulation Unit Value	$4.185178	$3.431510	$3.596559	$4.030186
Units Outstanding	41,953	21,976	14,502	6,244
(8) Accumulation Unit Value	$3.749539	$3.074461	$3.228324	$3.993712
Units Outstanding	53,505	36,161	5,335	2,649
(9) Accumulation Unit Value	$4.278173	$3.507848	$3.862348	$4.286640
Units Outstanding	865	44	843	156

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2021 (in thousands, except accumulation unit values)

	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division	LifePoints Moderate Strategy Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	157,441	710,577	798,771	81,757
Credit Suisse Trust	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	4	3	-
Total Assets	157,442	710,581	798,774	81,757

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-
Due to Participants	266	1,352	1,642	573
Total Liabilities	266	1,352	1,642	573

Total Net Assets	$157,176	$709,229	$797,132	$81,184

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$76	$447	$486	$-
Annuity Reserves	7	5	8	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	13,269	39,568	46,994	9,704
Annuity Reserves	186	668	664	461
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	6,224	11,815	11,979	2,200
Annuity Reserves	70	148	391	24
Back Load Version
Accumulation Units (5)	12,943	30,690	41,336	5,910
Annuity Reserves	61	186	215	26
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	54,510	315,917	356,670	21,677
Annuity Reserves	550	4,698	4,482	1,415
Back Load Version
Class A Accumulation Units (7)	44,363	166,830	170,340	26,838
Class B Accumulation Units (8)	19,785	128,056	156,116	12,396
Annuity Reserves	317	2,883	1,601	475
On or After October 16, 2006—Fee Based Version
Accumulation Units (9)	4,704	7,021	5,735	58
Annuity Reserves	111	297	115	-
Total Net Assets	$157,176	$709,229	$797,132	$81,184

(1) Investments, at cost	$144,635	$718,594	$670,300	$77,965
Mutual Fund Shares Held	12,748	67,933	46,386	7,809
(2) Accumulation Unit Value	$2.287152	$2.422493	$6.018816	$1.827859
Units Outstanding	34	184	80	-
(3) Accumulation Unit Value	$2.041810	$2.162708	$5.373126	$1.698371
Units Outstanding	6,499	18,295	8,746	5,714
(4) Accumulation Unit Value	$2.474369	$2.620755	$6.511426	$1.923367
Units Outstanding	2,515	4,508	1,840	1,144
(5) Accumulation Unit Value	$2.041810	$2.162708	$5.373126	$1.698371
Units Outstanding	6,339	14,191	7,693	3,480
(6) Accumulation Unit Value	$1.935408	$2.546661	$6.751832	$1.895660
Units Outstanding	28,165	124,052	52,826	11,435
(7) Accumulation Unit Value	$1.935408	$2.546661	$6.751832	$1.895660
Units Outstanding	22,922	65,509	25,229	14,158
(8) Accumulation Unit Value	$2.041810	$2.162708	$5.373126	$1.698371
Units Outstanding	9,690	59,211	29,055	7,299
(9) Accumulation Unit Value	$2.103441	$2.589798	$6.375369	$1.937804
Units Outstanding	2,236	2,711	900	30

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

December 31, 2021 (in thousands, except accumulation unit values)

	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	224,894	176,500	37,819	-
Credit Suisse Trust	-	-	-	467,111
Due from Northwestern Mutual Life Insurance Company	6	-	-	-
Total Assets	224,900	176,500	37,819	467,111

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	44	4	5
Due to Participants	505	55	-	658
Total Liabilities	505	99	4	663

Total Net Assets	$224,395	$176,401	$37,815	$466,448

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$-	$2	$-	$132
Annuity Reserves	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	17,888	9,722	914	17,618
Annuity Reserves	839	5	5	203
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	3,759	1,051	280	4,019
Annuity Reserves	492	-	172	32
Back Load Version
Accumulation Units (5)	10,546	7,443	1,739	13,231
Annuity Reserves	158	11	13	49
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	69,306	60,643	11,020	246,606
Annuity Reserves	2,129	428	287	2,706
Back Load Version
Class A Accumulation Units (7)	67,353	42,056	11,826	71,609
Class B Accumulation Units (8)	50,533	54,146	11,559	104,662
Annuity Reserves	1,392	894	-	991
On or After October 16, 2006—Fee Based Version
Accumulation Units (9)	-	-	-	4,518
Annuity Reserves	-	-	-	72
Total Net Assets	$224,395	$176,401	$37,815	$466,448

(1) Investments, at cost	$214,800	$164,259	$35,017	$459,606
Mutual Fund Shares Held	21,877	16,906	3,805	18,843
(2) Accumulation Unit Value	$1.957866	$2.009449	$1.919655	$5.526426
Units Outstanding	-	1	-	24
(3) Accumulation Unit Value	$1.819166	$1.867142	$1.783706	$5.238853
Units Outstanding	9,834	5,207	512	3,363
(4) Accumulation Unit Value	$2.060157	$2.114546	$2.020079	$5.735059
Units Outstanding	1,824	497	139	701
(5) Accumulation Unit Value	$1.819166	$1.867142	$1.783706	$5.238853
Units Outstanding	5,797	3,986	975	2,526
(6) Accumulation Unit Value	$2.030585	$2.084078	$1.991022	$5.674965
Units Outstanding	34,131	29,098	5,535	43,455
(7) Accumulation Unit Value	$2.030585	$2.084078	$1.991022	$5.674965
Units Outstanding	33,169	20,180	5,940	12,618
(8) Accumulation Unit Value	$1.819166	$1.867142	$1.783706	$5.238853
Units Outstanding	27,778	29,000	6,480	19,978
(9) Accumulation Unit Value	$2.075714	$2.130455	$2.035276	$5.766476
Units Outstanding	-	-	-	784

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

For the Year Ended December 31, 2021 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Income:
Dividend income	$15	$1,245	$1,926	$453	$29,509
Expenses:
Mortality and expense risk charges	3,817	5,872	2,272	518	19,920
Net investment income (loss)	(3,802)	(4,627)	(346)	(65)	9,589

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	26,643	44,153	10,970	2,719	121,193
Realized gain distribution	17,163	75,476	17,614	4,316	60,554
Realized gains (losses)	43,806	119,629	28,584	7,035	181,747

Change in unrealized appreciation/(depreciation)of investments during the period	19,803	12,154	24,017	4,603	388,388

Net increase (decrease) in net assets resulting from operations	$59,807	$127,156	$52,255	$11,573	$579,724

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Income:
Dividend income	$1,157	$11,526	$11,176	$738	$6,289
Expenses:
Mortality and expense risk charges	762	4,741	4,116	5,265	5,307
Net investment income (loss)	395	6,785	7,060	(4,527)	982

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,686	22,688	16,070	20,951	30,439
Realized gain distribution	1,183	14,472	-	64,030	20,605
Realized gains (losses)	2,869	37,160	16,070	84,981	51,044

Change in unrealized appreciation/(depreciation)of investments during the period	15,592	81,110	98,677	(35,890)	88,929

Net increase (decrease) in net assets resulting from operations	$18,856	$125,055	$121,807	$44,564	$140,955

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Income:
Dividend income	$4,814	$58	$2,117	$1,418	$3,613
Expenses:
Mortality and expense risk charges	3,147	2,749	2,106	2,792	5,096
Net investment income (loss)	1,667	(2,691)	11	(1,374)	(1,483)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	10,783	22,839	10,887	11,152	24,438
Realized gain distribution	3,204	33,541	4,391	16,046	19,912
Realized gains (losses)	13,987	56,380	15,278	27,198	44,350

Change in unrealized appreciation/(depreciation)of investments during the period	67,694	(41,860)	44,118	47,478	53,272

Net increase (decrease) in net assets resulting from operations	$83,348	$11,829	$59,407	$73,302	$96,139

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

For the Year Ended December 31, 2021 (in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Income:
Dividend income	$7,122	$25,972	$3,944	$2	$5,255
Expenses:
Mortality and expense risk charges	4,686	8,698	5,746	2,360	2,105
Net investment income (loss)	2,436	17,274	(1,802)	(2,358)	3,150

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11,614	(14,256)	19,917	-	993
Realized gain distribution	9,927	-	-	18	557
Realized gains (losses)	21,541	(14,256)	19,917	18	1,550

Change in unrealized appreciation/(depreciation)of investments during the period	42,985	43,060	(56,879)	-	(7,129)

Net increase (decrease) in net assets resulting from operations	$66,962	$46,078	$(38,764)	$(2,340)	$(2,429)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division
Income:
Dividend income	$41,770	$963	$3,830	$27,919	$20,327
Expenses:
Mortality and expense risk charges	14,458	767	2,861	3,997	6,850
Net investment income (loss)	27,312	196	969	23,922	13,477

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,585	(681)	1,473	1,048	1,242
Realized gain distribution	90,604	18,612	1,012	-	8,455
Realized gains (losses)	93,189	17,931	2,485	1,048	9,697

Change in unrealized appreciation/(depreciation)of investments during the period	(165,018)	(24,951)	19,784	(1,690)	(30,266)

Net increase (decrease) in net assets resulting from operations	$(44,517)	$(6,824)	$23,238	$23,280	$(7,092)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division
Income:
Dividend income	$44,764	$5,356	$2,822	$511	$1,551
Expenses:
Mortality and expense risk charges	17,918	2,014	3,559	6,124	3,077
Net investment income (loss)	26,846	3,342	(737)	(5,613)	(1,526)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	24,816	3,955	18,722	39,968	21,191
Realized gain distribution	84,688	12,223	73,074	102,182	7,931
Realized gains (losses)	109,504	16,178	91,796	142,150	29,122

Change in unrealized appreciation/(depreciation)of investments during the period	(20,459)	2,742	14,055	59,766	55,262

Net increase (decrease) in net assets resulting from operations	$115,891	$22,262	$105,114	$196,303	$82,858

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

For the Year Ended December 31, 2021 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division
Income:
Dividend income	$941	$185	$4,027	$6,403
Expenses:
Mortality and expense risk charges	1,232	592	1,149	5,054
Net investment income (loss)	(291)	(407)	2,878	1,349

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,306	2,455	5,712	(434)
Realized gain distribution	14,023	17,426	11,619	8,267
Realized gains (losses)	18,329	19,881	17,331	7,833

Change in unrealized appreciation/(depreciation) of investments during the period	11,528	(3,957)	(2,414)	(26,558)

Net increase (decrease) in net assets resulting from operations	$29,566	$15,517	$17,795	$(17,376)

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division
Income:
Dividend income	$36,200	$3,453	$10,445	$7,994
Expenses:
Mortality and expense risk charges	5,488	628	1,735	1,432
Net investment income (loss)	30,712	2,825	8,710	6,562

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15,904	922	1,330	2,769
Realized gain distribution	7,500	2,946	15,566	17,043
Realized gains (losses)	23,404	3,868	16,896	19,812

Change in unrealized appreciation/(depreciation) of investments during the period	119,083	(815)	60	598

Net increase (decrease) in net assets resulting from operations	$173,199	$5,878	$25,666	$26,972

	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
Income:
Dividend income	$1,841	$22,522
Expenses:
Mortality and expense risk charges	293	3,257
Net investment income (loss)	1,548	19,265

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	890	(24,481)
Realized gain distribution	2,901	-
Realized gains (losses)	3,791	(24,481)

Change in unrealized appreciation/(depreciation) of investments during the period	871	111,705

Net increase (decrease) in net assets resulting from operations	$6,210	$106,489

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Growth Stock Division		Focused Appreciation Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(3,802)	$(1,006)	$(4,627)	$(1,679)
Net realized gains (losses)	43,806	76,555	119,629	62,965
Net change in unrealized appreciation/(depreciation)	19,803	30,620	12,154	122,185
Net increase (decrease) in net assets resulting from operations	59,807	106,169	127,156	183,471

Contract Transactions:
Contract owners’ net payments	9,482	7,655	23,174	19,821
Annuity payments	(399)	(331)	(626)	(476)
Surrenders and other (net)	(40,744)	(27,273)	(64,322)	(50,333)
Transfers from other divisions or sponsor	221,783	188,808	1,050,400	884,717
Transfers to other divisions or sponsor	(243,194)	(198,683)	(1,085,798)	(951,234)
Net increase (decrease) in net assets resulting from contract transactions	(53,072)	(29,824)	(77,172)	(97,505)

Net increase (decrease) in net assets	6,735	76,345	49,984	85,966

Net Assets:
Beginning of period	410,880	334,535	733,175	647,209
End of period	$417,615	$410,880	$783,159	$733,175

Units issued during the period	50,484	52,352	119,809	134,063
Units redeemed during the period	(58,223)	(57,970)	(128,928)	(149,100)
Net units issued (redeemed) during period	(7,739)	(5,618)	(9,119)	(15,037)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(346)	$357	$(65)	$2,761
Net realized gains (losses)	28,584	13,070	7,035	2,381
Net change in unrealized appreciation/(depreciation)	24,017	27,955	4,603	501
Net increase (decrease) in net assets resulting from operations	52,255	41,382	11,573	5,643

Contract Transactions:
Contract owners’ net payments	3,976	3,936	1,498	1,700
Annuity payments	(346)	(277)	(50)	(51)
Surrenders and other (net)	(19,788)	(16,474)	(5,909)	(6,270)
Transfers from other divisions or sponsor	125,494	115,306	92,281	86,616
Transfers to other divisions or sponsor	(135,015)	(122,378)	(95,922)	(88,522)
Net increase (decrease) in net assets resulting from contract transactions	(25,679)	(19,887)	(8,102)	(6,527)

Net increase (decrease) in net assets	26,576	21,495	3,471	(884)

Net Assets:
Beginning of period	228,819	207,324	69,683	70,567
End of period	$255,395	$228,819	$73,154	$69,683

Units issued during the period	36,982	45,039	40,253	49,009
Units redeemed during the period	(42,155)	(50,196)	(43,819)	(52,513)
Net units issued (redeemed) during period	(5,173)	(5,157)	(3,566)	(3,504)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Index 500 Stock Division		Large Company Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$9,589	$14,833	$395	$1,094
Net realized gains (losses)	181,747	122,100	2,869	1,725
Net change in unrealized appreciation/(depreciation)	388,388	185,506	15,592	(1,220)
Net increase (decrease) in net assets resulting from operations	579,724	322,439	18,856	1,599

Contract Transactions:
Contract owners’ net payments	128,329	105,950	3,260	2,671
Annuity payments	(2,743)	(2,124)	(126)	(154)
Surrenders and other (net)	(176,891)	(134,038)	(8,198)	(6,510)
Transfers from other divisions or sponsor	2,607,310	2,080,156	147,275	124,367
Transfers to other divisions or sponsor	(2,671,960)	(2,135,302)	(146,464)	(121,498)
Net increase (decrease) in net assets resulting from contract transactions	(115,955)	(85,358)	(4,253)	(1,124)

Net increase (decrease) in net assets	463,769	237,081	14,603	475

Net Assets:
Beginning of period	2,155,937	1,918,856	91,165	90,690
End of period	$2,619,706	$2,155,937	$105,768	$91,165

Units issued during the period	581,246	604,024	71,389	77,664
Units redeemed during the period	(587,896)	(608,045)	(73,619)	(78,398)
Net units issued (redeemed) during period	(6,650)	(4,021)	(2,230)	(734)

	Domestic Equity Division		Equity Income Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$6,785	$6,991	$7,060	$17,730
Net realized gains (losses)	37,160	35,558	16,070	27,507
Net change in unrealized appreciation/(depreciation)	81,110	(36,657)	98,677	(43,144)
Net increase (decrease) in net assets resulting from operations	125,055	5,892	121,807	2,093

Contract Transactions:
Contract owners’ net payments	44,075	39,066	12,605	12,514
Annuity payments	(586)	(591)	(662)	(570)
Surrenders and other (net)	(48,140)	(35,836)	(45,214)	(37,111)
Transfers from other divisions or sponsor	1,062,413	864,090	896,590	788,977
Transfers to other divisions or sponsor	(1,077,391)	(846,742)	(932,616)	(789,862)
Net increase (decrease) in net assets resulting from contract transactions	(19,629)	19,987	(69,297)	(26,052)

Net increase (decrease) in net assets	105,426	25,879	52,510	(23,959)

Net Assets:
Beginning of period	579,315	553,436	514,497	538,456
End of period	$684,741	$579,315	$567,007	$514,497

Units issued during the period	319,378	332,265	214,924	258,563
Units redeemed during the period	(325,271)	(324,297)	(232,155)	(266,478)
Net units issued (redeemed) during period	(5,893)	7,968	(17,231)	(7,915)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(4,527)	$(3,183)	$982	$3,037
Net realized gains (losses)	84,981	24,545	51,044	36,570
Net change in unrealized appreciation/(depreciation)	(35,890)	77,087	88,929	34,134
Net increase (decrease) in net assets resulting from operations	44,564	98,449	140,955	73,741

Contract Transactions:
Contract owners’ net payments	8,164	8,451	36,893	32,107
Annuity payments	(503)	(514)	(751)	(545)
Surrenders and other (net)	(40,770)	(30,411)	(47,898)	(35,630)
Transfers from other divisions or sponsor	154,389	134,263	884,538	687,959
Transfers to other divisions or sponsor	(176,334)	(147,246)	(905,695)	(691,457)
Net increase (decrease) in net assets resulting from contract transactions	(55,054)	(35,457)	(32,913)	(7,566)

Net increase (decrease) in net assets	(10,490)	62,992	108,042	66,175

Net Assets:
Beginning of period	507,248	444,256	611,322	545,147
End of period	$496,758	$507,248	$719,364	$611,322

Units issued during the period	40,707	46,652	145,324	163,764
Units redeemed during the period	(47,106)	(50,506)	(150,262)	(163,777)
Net units issued (redeemed) during period	(6,399)	(3,854)	(4,938)	(13)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1,667	$3,621	$(2,691)	$(1,895)
Net realized gains (losses)	13,987	2,893	56,380	30,117
Net change in unrealized appreciation/(depreciation)	67,694	923	(41,860)	59,230
Net increase (decrease) in net assets resulting from operations	83,348	7,437	11,829	87,452

Contract Transactions:
Contract owners’ net payments	26,359	22,740	15,858	13,628
Annuity payments	(316)	(252)	(375)	(297)
Surrenders and other (net)	(32,422)	(23,989)	(27,748)	(17,514)
Transfers from other divisions or sponsor	759,079	618,028	359,839	283,033
Transfers to other divisions or sponsor	(770,833)	(609,549)	(374,189)	(299,728)
Net increase (decrease) in net assets resulting from contract transactions	(18,133)	6,978	(26,615)	(20,878)

Net increase (decrease) in net assets	65,215	14,415	(14,786)	66,574

Net Assets:
Beginning of period	378,711	364,296	350,811	284,237
End of period	$443,926	$378,711	$336,025	$350,811

Units issued during the period	155,073	166,745	73,602	80,467
Units redeemed during the period	(158,945)	(164,533)	(77,419)	(84,331)
Net units issued (redeemed) during period	(3,872)	2,212	(3,817)	(3,864)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$11	$1,937	$(1,374)	$(787)
Net realized gains (losses)	15,278	9,634	27,198	24,984
Net change in unrealized appreciation/(depreciation)	44,118	15,262	47,478	3,752
Net increase (decrease) in net assets resulting from operations	59,407	26,833	73,302	27,949

Contract Transactions:
Contract owners’ net payments	17,290	14,404	8,046	7,823
Annuity payments	(372)	(235)	(355)	(258)
Surrenders and other (net)	(20,024)	(13,092)	(30,599)	(24,092)
Transfers from other divisions or sponsor	440,126	328,205	507,194	445,860
Transfers to other divisions or sponsor	(442,546)	(322,830)	(538,809)	(454,047)
Net increase (decrease) in net assets resulting from contract transactions	(5,526)	6,452	(54,523)	(24,714)

Net increase (decrease) in net assets	53,881	33,285	18,779	3,235

Net Assets:
Beginning of period	237,363	204,078	348,547	345,312
End of period	$291,244	$237,363	$367,326	$348,547

Units issued during the period	138,005	159,200	89,112	113,703
Units redeemed during the period	(139,847)	(154,997)	(98,904)	(119,218)
Net units issued (redeemed) during period	(1,842)	4,203	(9,792)	(5,515)

	International Growth Division		Research International Core Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(1,483)	$5,031	$2,436	$7,453
Net realized gains (losses)	44,350	11,804	21,541	16,933
Net change in unrealized appreciation/(depreciation)	53,272	76,470	42,985	42,897
Net increase (decrease) in net assets resulting from operations	96,139	93,305	66,962	67,283

Contract Transactions:
Contract owners’ net payments	42,931	36,982	47,187	39,718
Annuity payments	(479)	(398)	(456)	(371)
Surrenders and other (net)	(51,750)	(39,109)	(47,698)	(35,618)
Transfers from other divisions or sponsor	1,226,431	998,973	1,274,118	1,021,434
Transfers to other divisions or sponsor	(1,226,369)	(1,020,013)	(1,262,202)	(1,025,629)
Net increase (decrease) in net assets resulting from contract transactions	(9,236)	(23,565)	10,949	(466)

Net increase (decrease) in net assets	86,903	69,740	77,911	66,817

Net Assets:
Beginning of period	633,723	563,983	587,806	520,989
End of period	$720,626	$633,723	$665,717	$587,806

Units issued during the period	392,575	408,600	838,898	852,097
Units redeemed during the period	(395,889)	(418,104)	(832,888)	(852,067)
Net units issued (redeemed) during period	(3,314)	(9,504)	6,010	30

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	International Equity Division		Emerging Markets Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$17,274	$27,145	$(1,802)	$9,401
Net realized gains (losses)	(14,256)	(26,198)	19,917	9,917
Net change in unrealized appreciation/(depreciation)	43,060	(33,163)	(56,879)	151,953
Net increase (decrease) in net assets resulting from operations	46,078	(32,216)	(38,764)	171,271

Contract Transactions:
Contract owners’ net payments	53,870	48,554	51,364	44,474
Annuity payments	(924)	(849)	(596)	(461)
Surrenders and other (net)	(87,163)	(72,755)	(60,262)	(44,490)
Transfers from other divisions or sponsor	1,965,045	1,675,949	1,520,266	1,238,194
Transfers to other divisions or sponsor	(1,939,979)	(1,635,562)	(1,504,824)	(1,268,226)
Net increase (decrease) in net assets resulting from contract transactions	(9,151)	15,337	5,948	(30,509)

Net increase (decrease) in net assets	36,927	(16,879)	(32,816)	140,762

Net Assets:
Beginning of period	1,080,322	1,097,201	784,629	643,867
End of period	$1,117,249	$1,080,322	$751,813	$784,629

Units issued during the period	808,760	804,774	1,035,458	1,146,228
Units redeemed during the period	(803,837)	(788,503)	(1,031,094)	(1,164,892)
Net units issued (redeemed) during period	4,923	16,271	4,364	(18,664)

	Government Money Market Division		Short-Term Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(2,358)	$(1,716)	$3,150	$4,128
Net realized gains (losses)	18	2	1,550	1,007
Net change in unrealized appreciation/(depreciation)	-	-	(7,129)	3,824
Net increase (decrease) in net assets resulting from operations	(2,340)	(1,714)	(2,429)	8,959

Contract Transactions:
Contract owners’ net payments	41,534	56,711	14,068	14,231
Annuity payments	(401)	(350)	(281)	(258)
Surrenders and other (net)	(85,890)	(110,250)	(27,829)	(24,183)
Transfers from other divisions or sponsor	152,154	379,342	527,199	481,195
Transfers to other divisions or sponsor	(186,722)	(224,680)	(500,749)	(454,917)
Net increase (decrease) in net assets resulting from contract transactions	(79,325)	100,773	12,408	16,068

Net increase (decrease) in net assets	(81,665)	99,059	9,979	25,027

Net Assets:
Beginning of period	346,117	247,058	283,968	258,941
End of period	$264,452	$346,117	$293,947	$283,968

Units issued during the period	132,453	273,888	422,691	396,845
Units redeemed during the period	(178,040)	(214,336)	(413,727)	(384,790)
Net units issued (redeemed) during period	(45,587)	59,552	8,964	12,055

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$27,312	$37,206	$196	$896
Net realized gains (losses)	93,189	23,630	17,931	11,257
Net change in unrealized appreciation/(depreciation)	(165,018)	81,846	(24,951)	3,434
Net increase (decrease) in net assets resulting from operations	(44,517)	142,682	(6,824)	15,587

Contract Transactions:
Contract owners’ net payments	104,607	94,135	4,365	5,364
Annuity payments	(2,557)	(2,874)	(121)	(110)
Surrenders and other (net)	(158,326)	(146,118)	(9,414)	(9,535)
Transfers from other divisions or sponsor	3,736,158	3,275,401	173,609	178,916
Transfers to other divisions or sponsor	(3,546,389)	(3,258,216)	(171,352)	(170,231)
Net increase (decrease) in net assets resulting from contract transactions	133,493	(37,672)	(2,913)	4,404

Net increase (decrease) in net assets	88,976	105,010	(9,737)	19,991

Net Assets:
Beginning of period	1,912,748	1,807,738	114,280	94,289
End of period	$2,001,724	$1,912,748	$104,543	$114,280

Units issued during the period	1,154,196	989,988	78,163	75,110
Units redeemed during the period	(1,097,533)	(988,148)	(79,594)	(73,491)
Net units issued (redeemed) during period	56,663	1,840	(1,431)	1,619

	Inflation Protection Division		High Yield Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$969	$4,224	$23,922	$24,291
Net realized gains (losses)	2,485	(342)	1,048	593
Net change in unrealized appreciation/(depreciation)	19,784	24,103	(1,690)	1,705
Net increase (decrease) in net assets resulting from operations	23,238	27,985	23,280	26,589

Contract Transactions:
Contract owners’ net payments	23,464	19,870	24,970	22,915
Annuity payments	(453)	(403)	(675)	(566)
Surrenders and other (net)	(31,874)	(25,405)	(42,472)	(38,084)
Transfers from other divisions or sponsor	795,401	659,078	933,172	817,453
Transfers to other divisions or sponsor	(742,265)	(648,971)	(908,707)	(818,930)
Net increase (decrease) in net assets resulting from contract transactions	44,273	4,169	6,288	(17,212)

Net increase (decrease) in net assets	67,511	32,154	29,568	9,377

Net Assets:
Beginning of period	361,994	329,840	508,637	499,260
End of period	$429,505	$361,994	$538,205	$508,637

Units issued during the period	511,568	455,385	244,663	236,116
Units redeemed during the period	(484,328)	(453,808)	(241,967)	(240,249)
Net units issued (redeemed) during period	27,240	1,577	2,696	(4,133)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Multi-Sector Bond Division		Balanced Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$13,477	$28,140	$26,846	$24,575
Net realized gains (losses)	9,697	2,305	109,504	71,954
Net change in unrealized appreciation/(depreciation)	(30,266)	13,001	(20,459)	89,118
Net increase (decrease) in net assets resulting from operations	(7,092)	43,446	115,891	185,647

Contract Transactions:
Contract owners’ net payments	57,761	53,196	56,548	49,551
Annuity payments	(1,006)	(892)	(7,873)	(7,104)
Surrenders and other (net)	(76,841)	(64,189)	(149,423)	(138,394)
Transfers from other divisions or sponsor	1,843,349	1,571,289	470,365	419,958
Transfers to other divisions or sponsor	(1,754,010)	(1,540,593)	(481,013)	(439,445)
Net increase (decrease) in net assets resulting from contract transactions	69,253	18,811	(111,396)	(115,434)

Net increase (decrease) in net assets	62,161	62,257	4,495	70,213

Net Assets:
Beginning of period	904,862	842,605	1,817,291	1,747,078
End of period	$967,023	$904,862	$1,821,786	$1,817,291

Units issued during the period	931,129	843,281	133,569	130,052
Units redeemed during the period	(898,443)	(835,916)	(141,072)	(141,688)
Net units issued (redeemed) during period	32,686	7,365	(7,503)	(11,636)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$3,342	$3,173	$(737)	$(591)
Net realized gains (losses)	16,178	10,622	91,796	(1,405)
Net change in unrealized appreciation/(depreciation)	2,742	12,223	14,055	70,435
Net increase (decrease) in net assets resulting from operations	22,262	26,018	105,114	68,439

Contract Transactions:
Contract owners’ net payments	7,308	6,737	11,383	9,925
Annuity payments	(1,430)	(1,156)	(454)	(342)
Surrenders and other (net)	(17,807)	(12,690)	(40,011)	(29,039)
Transfers from other divisions or sponsor	115,358	96,946	655,211	579,442
Transfers to other divisions or sponsor	(116,259)	(101,937)	(700,654)	(602,069)
Net increase (decrease) in net assets resulting from contract transactions	(12,830)	(12,100)	(74,525)	(42,083)

Net increase (decrease) in net assets	9,432	13,918	30,589	26,356

Net Assets:
Beginning of period	237,038	223,120	454,847	428,491
End of period	$246,470	$237,038	$485,436	$454,847

Units issued during the period	38,748	39,206	92,579	120,173
Units redeemed during the period	(43,317)	(44,330)	(103,277)	(128,025)
Net units issued (redeemed) during period	(4,569)	(5,124)	(10,698)	(7,852)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(5,613)	$(3,733)	$(1,526)	$(521)
Net realized gains (losses)	142,150	41,598	29,122	27,786
Net change in unrealized appreciation/(depreciation)	59,766	139,644	55,262	33,567
Net increase (decrease) in net assets resulting from operations	196,303	177,509	82,858	60,832

Contract Transactions:
Contract owners’ net payments	44,225	38,481	24,358	21,509
Annuity payments	(740)	(610)	(241)	(189)
Surrenders and other (net)	(64,723)	(48,939)	(31,834)	(23,449)
Transfers from other divisions or sponsor	1,324,048	1,106,664	773,330	638,668
Transfers to other divisions or sponsor	(1,366,500)	(1,176,235)	(793,162)	(656,818)
Net increase (decrease) in net assets resulting from contract transactions	(63,690)	(80,639)	(27,549)	(20,279)

Net increase (decrease) in net assets	132,613	96,870	55,309	40,553

Net Assets:
Beginning of period	750,783	653,913	379,355	338,802
End of period	$883,396	$750,783	$434,664	$379,355

Units issued during the period	378,078	423,178	260,515	294,650
Units redeemed during the period	(395,633)	(453,456)	(270,038)	(303,374)
Net units issued (redeemed) during period	(17,555)	(30,278)	(9,523)	(8,724)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(291)	$(420)	$(407)	$(383)
Net realized gains (losses)	18,329	(44)	19,881	(458)
Net change in unrealized appreciation/(depreciation)	11,528	30,751	(3,957)	7,625
Net increase (decrease) in net assets resulting from operations	29,566	30,287	15,517	6,784

Contract Transactions:
Contract owners’ net payments	2,704	2,178	1,369	1,197
Annuity payments	(304)	(318)	(85)	(65)
Surrenders and other (net)	(11,967)	(10,599)	(5,424)	(3,802)
Transfers from other divisions or sponsor	187,983	162,773	84,637	60,235
Transfers to other divisions or sponsor	(198,915)	(173,991)	(80,978)	(61,914)
Net increase (decrease) in net assets resulting from contract transactions	(20,499)	(19,957)	(481)	(4,349)

Net increase (decrease) in net assets	9,067	10,330	15,036	2,435

Net Assets:
Beginning of period	159,561	149,231	63,421	60,986
End of period	$168,628	$159,561	$78,457	$63,421

Units issued during the period	58,264	68,760	22,521	24,854
Units redeemed during the period	(64,459)	(76,866)	(22,653)	(26,304)
Net units issued (redeemed) during period	(6,195)	(8,106)	(132)	(1,450)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	International Developed Markets Division		Strategic Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$2,878	$652	$1,349	$7,058
Net realized gains (losses)	17,331	3,438	7,833	22,311
Net change in unrealized appreciation/(depreciation)	(2,414)	2,436	(26,558)	17,748
Net increase (decrease) in net assets resulting from operations	17,795	6,526	(17,376)	47,117

Contract Transactions:
Contract owners’ net payments	3,780	3,278	34,320	32,206
Annuity payments	(150)	(133)	(782)	(799)
Surrenders and other (net)	(11,571)	(9,571)	(57,146)	(50,834)
Transfers from other divisions or sponsor	270,446	236,739	1,464,331	1,297,818
Transfers to other divisions or sponsor	(276,858)	(239,059)	(1,397,044)	(1,294,668)
Net increase (decrease) in net assets resulting from contract transactions	(14,353)	(8,746)	43,679	(16,277)

Net increase (decrease) in net assets	3,442	(2,220)	26,303	30,840

Net Assets:
Beginning of period	153,734	155,954	682,926	652,086
End of period	$157,176	$153,734	$709,229	$682,926

Units issued during the period	141,444	162,192	604,751	548,822
Units redeemed during the period	(148,678)	(167,029)	(588,407)	(557,528)
Net units issued (redeemed) during period	(7,234)	(4,837)	16,344	(8,706)

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$30,712	$4,719	$2,825	$1,039
Net realized gains (losses)	23,404	5,023	3,868	(1,479)
Net change in unrealized appreciation/(depreciation)	119,083	(42,116)	(815)	4,087
Net increase (decrease) in net assets resulting from operations	173,199	(32,374)	5,878	3,647

Contract Transactions:
Contract owners’ net payments	39,272	35,768	3,355	4,888
Annuity payments	(640)	(531)	(223)	(236)
Surrenders and other (net)	(57,295)	(45,353)	(8,746)	(12,309)
Transfers from other divisions or sponsor	1,346,287	1,135,512	39,986	36,342
Transfers to other divisions or sponsor	(1,376,241)	(1,097,392)	(38,872)	(41,269)
Net increase (decrease) in net assets resulting from contract transactions	(48,617)	28,004	(4,500)	(12,584)

Net increase (decrease) in net assets	124,582	(4,370)	1,378	(8,937)

Net Assets:
Beginning of period	672,550	676,920	79,806	88,743
End of period	$797,132	$672,550	$81,184	$79,806

Units issued during the period	242,472	256,777	23,812	25,867
Units redeemed during the period	(251,471)	(250,440)	(26,191)	(34,176)
Net units issued (redeemed) during period	(8,999)	6,337	(2,379)	(8,309)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT B

(in thousands, except accumulation unit values)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$8,710	$827	$6,562	$1,329
Net realized gains (losses)	16,896	(1,455)	19,812	1,800
Net change in unrealized appreciation/(depreciation)	60	12,565	598	9,835
Net increase (decrease) in net assets resulting from operations	25,666	11,937	26,972	12,964

Contract Transactions:
Contract owners’ net payments	7,067	7,143	4,948	5,766
Annuity payments	(392)	(315)	(112)	(68)
Surrenders and other (net)	(21,955)	(19,876)	(16,975)	(14,653)
Transfers from other divisions or sponsor	132,971	123,760	80,296	72,643
Transfers to other divisions or sponsor	(137,695)	(138,220)	(89,814)	(82,890)
Net increase (decrease) in net assets resulting from contract transactions	(20,004)	(27,508)	(21,657)	(19,202)

Net increase (decrease) in net assets	5,662	(15,571)	5,315	(6,238)

Net Assets:
Beginning of period	218,733	234,304	171,086	177,324
End of period	$224,395	$218,733	$176,401	$171,086

Units issued during the period	72,128	84,131	44,957	52,857
Units redeemed during the period	(83,371)	(102,526)	(56,681)	(65,895)
Net units issued (redeemed) during period	(11,243)	(18,395)	(11,724)	(13,038)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 30,	December 31,	December 30,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1,548	$413	$19,265	$16,307
Net realized gains (losses)	3,791	160	(24,481)	(14,768)
Net change in unrealized appreciation/(depreciation)	871	1,451	111,705	(4,334)
Net increase (decrease) in net assets resulting from operations	6,210	2,024	106,489	(2,795)

Contract Transactions:
Contract owners’ net payments	907	1,005	32,361	28,545
Annuity payments	(27)	(20)	(300)	(229)
Surrenders and other (net)	(3,825)	(1,984)	(33,258)	(24,029)
Transfers from other divisions or sponsor	25,230	22,392	957,416	786,917
Transfers to other divisions or sponsor	(25,112)	(24,538)	(985,631)	(759,082)
Net increase (decrease) in net assets resulting from contract transactions	(2,827)	(3,145)	(29,412)	32,122

Net increase (decrease) in net assets	3,383	(1,121)	77,077	29,327

Net Assets:
Beginning of period	34,432	35,553	389,371	360,044
End of period	$37,815	$34,432	$466,448	$389,371

Units issued during the period	14,106	16,611	191,697	208,750
Units redeemed during the period	(15,788)	(18,980)	(197,206)	(200,374)
Net units issued (redeemed) during period	(1,682)	(2,369)	(5,509)	8,376

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Annuity Account B (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund individual flexible payment variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-tax qualified plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 6.00%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2021, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account to the sponsor and all related payouts are funded by Northwestern Mutual.

F.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2021 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$51,166	$91,549
Focused Appreciation Division	139,789	145,027
Large Cap Core Stock Division	29,865	38,058
Large Cap Blend Division	9,335	13,138
Index 500 Stock Division	294,349	338,628
Large Company Value Division	15,889	18,698
Domestic Equity Division	92,766	90,705
Equity Income Division	53,234	115,176
Mid Cap Growth Stock Division	84,424	79,804
Index 400 Stock Division	96,799	107,884
Mid Cap Value Division	56,135	69,146
Small Cap Growth Stock Division	68,281	63,961
Index 600 Stock Division	53,092	54,452
Small Cap Value Division	39,126	78,668
International Growth Division	105,971	96,673
Research International Core Division	107,738	84,271
International Equity Division	151,949	143,756
Emerging Markets Equity Division	127,926	123,720

Notes to Financial Statements

Fund Name	Purchases	Sales
Government Money Market Division	$120,154	$201,917
Short-Term Bond Division	63,700	47,688
Select Bond Division	479,112	226,273
Long-Term U.S. Government Bond Division	38,975	22,904
Inflation Protection Bond Division	96,887	50,441
High Yield Bond Division	99,201	69,205
Multi-Sector Bond Division	203,208	111,300
Balanced Division	253,485	255,708
Asset Allocation Division	42,394	39,615
Fidelity VIP Mid Cap Division	101,976	103,581
Fidelity VIP Contrafund Division	180,906	147,320
AMT Sustainable Equity Division	53,507	74,336
U.S. Strategic Equity Division	21,425	28,161
U.S. Small Cap Equity Division	33,221	16,727
International Developed Markets Division	25,830	25,681
Strategic Bond Division	140,178	86,709
Global Real Estate Securities Division	112,704	122,677
LifePoints Moderate Strategy Division	18,715	17,899
LifePoints Balanced Strategy Division	47,051	42,984
LifePoints Growth Strategy Division	40,953	39,032
LifePoints Equity Growth Strategy Division	8,660	7,049
Credit Suisse Trust Commodity Return Strategy Division	77,350	87,257

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 1.50%.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after June 30, 2000, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

5.	COVID-19

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Account’s investments. Because of the uncertainties regarding the impact of COVID-19 on the global economy, and business operations, and securities markets, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Account and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Notes to Financial Statements

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Growth Stock Division
2021	62,289	$3.981547	to	$12.477883	$417,615	0.00%	0.35% to 1.25%	15.22%	to	16.26%
2020	70,028	3.429793	to	10.738147	410,880	0.63	0.35 to 1.25	33.30	to	34.50
2019	75,646	2.553848	to	7.987788	334,535	0.66	0.35 to 1.25	28.08	to	29.23
2018	80,877	1.979137	to	6.191870	284,452	0.69	0.35 to 1.25	0.00 (2)	to	0.90
2017	85,951	1.964404	to	6.161139	306,113	0.87	0.35 to 1.25	22.73	to	23.83
Focused Appreciation Division
2021	82,367	$8.597069	to	$10.166871	$783,159	0.16%	0.35% to 1.25%	17.43%	to	18.49%
2020	91,486	7.321217	to	8.580705	733,175	0.53	0.35 to 1.25	30.90	to	32.08
2019	106,523	5.593023	to	6.496505	647,209	0.64	0.35 to 1.25	30.33	to	31.51
2018	118,141	4.291278	to	4.939933	546,640	0.48	0.35 to 1.25	(3.55)	to	(2.68)
2017	129,363	4.449605	to	5.076121	616,788	0.73	0.35 to 1.25	31.97	to	33.16
Large Cap Core Stock Division
2021	50,355	$3.177787	to	$8.238890	$255,395	0.79%	0.35% to 1.25%	23.55%	to	24.66%
2020	55,528	2.552890	to	6.612251	228,819	1.12	0.35 to 1.25	21.21	to	22.31
2019	60,685	2.090360	to	5.408905	207,324	1.19	0.35 to 1.25	29.56	to	30.73
2018	65,523	1.601352	to	4.146023	175,158	1.49	0.35 to 1.25	(7.20)	to	(6.37)
2017	70,330	1.712864	to	4.445804	206,133	1.77	0.35 to 1.25	23.33	to	24.43
Large Cap Blend Division
2021	29,137	$2.306054	to	$2.631043	$73,154	0.64%	0.35% to 1.25%	16.99%	to	18.04%
2020	32,703	1.971217	to	2.228920	69,683	5.19	0.35 to 1.25	8.68	to	9.67
2019	36,207	1.813711	to	2.032451	70,567	1.12	0.35 to 1.25	22.43	to	23.54
2018	39,058	1.481405	to	1.645237	61,624	0.77	0.35 to 1.25	(5.20)	to	(4.34)
2017	43,262	1.562708	to	1.719920	71,296	0.89	0.35 to 1.25	17.55	to	18.61
Index 500 Stock Division
2021	390,766	$4.213552	to	$20.981669	$2,619,706	1.23%	0.35% to 1.25%	26.86%	to	28.00%
2020	397,416	3.296759	to	16.457211	2,155,937	1.64	0.35 to 1.25	16.71	to	17.77
2019	401,437	2.803577	to	14.030146	1,918,856	1.61	0.35 to 1.25	29.55	to	30.72
2018	390,934	2.147933	to	10.775757	1,499,382	1.60	0.35 to 1.25	(5.76)	to	(4.91)
2017	379,443	2.262276	to	11.377736	1,606,653	1.77	0.35 to 1.25	20.01	to	21.09
Large Company Value Division
2021	46,426	$2.092019	to	$2.387048	$105,768	1.15%	0.35% to 1.25%	20.41%	to	21.49%
2020	48,656	1.737445	to	1.964770	91,165	2.14	0.35 to 1.25	1.36	to	2.28
2019	49,390	1.714135	to	1.921039	90,690	2.23	0.35 to 1.25	26.08	to	27.21
2018	52,704	1.359607	to	1.510098	75,912	1.75	0.35 to 1.25	(9.07)	to	(8.25)
2017	56,510	1.495275	to	1.645847	88,800	2.01	0.35 to 1.25	9.72	to	10.71
Domestic Equity Division
2021	181,234	$3.372163	to	$4.051266	$684,741	1.81%	0.35% to 1.25%	21.19%	to	22.28%
2020	187,127	2.782499	to	3.312992	579,315	2.16	0.35 to 1.25	(0.52)	to	0.38
2019	179,159	2.797166	to	3.300597	553,436	1.85	0.35 to 1.25	19.27	to	20.35
2018	176,393	2.345210	to	2.742575	453,936	1.76	0.35 to 1.25	(4.02)	to	(3.15)
2017	176,754	2.443559	to	2.831891	471,051	1.64	0.35 to 1.25	12.37	to	13.38
Equity Income Division
2021	124,663	$4.077248	to	$4.821858	$567,007	2.02%	0.35% to 1.25%	24.14%	to	25.26%
2020	141,894	3.284293	to	3.849405	514,497	4.70	0.35 to 1.25	(0.06)	to	0.85
2019	149,809	3.286138	to	3.817039	538,456	2.31	0.35 to 1.25	25.04	to	26.17
2018	163,675	2.627977	to	3.025261	467,144	2.00	0.35 to 1.25	(10.47)	to	(9.67)
2017	179,903	2.935634	to	3.349027	569,885	2.20	0.35 to 1.25	14.81	to	15.84

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Mid Cap Growth Stock Division
2021	63,398	$2.849321	to	$17.950061	$496,758	0.15%	0.35% to 1.25%	8.81%	to	9.79%
2020	69,797	2.599080	to	16.414290	507,248	0.28	0.35 to 1.25	23.85	to	24.97
2019	73,651	2.082863	to	13.186913	444,256	0.18	0.35 to 1.25	31.36	to	32.55
2018	78,833	1.573756	to	9.988426	371,185	0.13	0.35 to 1.25	(8.53)	to	(7.70)
2017	82,507	1.707717	to	10.865787	438,628	0.24	0.35 to 1.25	18.80	to	19.87
Index 400 Stock Division
2021	104,466	$6.595867	to	$8.542328	$719,364	0.92%	0.35% to 1.25%	22.92%	to	24.03%
2020	109,404	5.326092	to	6.891049	611,322	1.40	0.35 to 1.25	11.96	to	12.97
2019	109,417	4.721555	to	6.102847	545,147	1.23	0.35 to 1.25	24.32	to	25.44
2018	107,468	3.769499	to	4.867482	430,382	1.11	0.35 to 1.25	(12.43)	to	(11.64)
2017	106,243	4.272733	to	5.511839	484,636	1.08	0.35 to 1.25	14.52	to	15.55
Mid Cap Value Division
2021	81,924	$4.891257	to	$5.784413	$443,926	1.15%	0.35% to 1.25%	21.74%	to	22.84%
2020	85,796	4.017711	to	4.708921	378,711	1.88	0.35 to 1.25	0.40	to	1.31
2019	83,584	4.001596	to	4.647975	364,296	1.63	0.35 to 1.25	27.60	to	28.75
2018	84,368	3.135936	to	3.609939	286,138	1.61	0.35 to 1.25	(13.93)	to	(13.16)
2017	83,870	3.643868	to	4.156918	328,254	1.46	0.35 to 1.25	10.43	to	11.42
Small Cap Growth Stock Division
2021	60,259	$4.444675	to	$9.898565	$336,025	0.02%	0.35% to 1.25%	2.81%	to	3.74%
2020	64,076	4.290772	to	9.546381	350,811	0.11	0.35 to 1.25	31.81	to	33.00
2019	67,940	3.230896	to	7.181178	284,237	0.10	0.35 to 1.25	34.01	to	35.22
2018	69,860	2.392969	to	5.313519	221,134	0.00	0.35 to 1.25	(12.80)	to	(12.02)
2017	70,093	2.720661	to	6.042354	258,365	0.11	0.35 to 1.25	20.10	to	21.18
Index 600 Stock Division
2021	83,667	$3.193533	to	$3.643851	$291,244	0.76%	0.35% to 1.25%	24.65%	to	25.78%
2020	85,509	2.561959	to	2.897115	237,363	1.81	0.35 to 1.25	9.55	to	10.54
2019	81,306	2.338584	to	2.620836	204,078	0.25	0.35 to 1.25	20.92	to	22.01
2018	75,800	1.934012	to	2.148073	156,270	1.35	0.35 to 1.25	(9.91)	to	(9.10)
2017	70,307	2.146980	to	2.363154	159,752	1.92	0.35 to 1.25	11.53	to	12.53
Small Cap Value Division
2021	60,264	$5.457584	to	$6.556463	$367,326	0.39%	0.35% to 1.25%	21.48%	to	22.57%
2020	70,056	4.492731	to	5.349125	348,547	0.51	0.35 to 1.25	7.93	to	8.90
2019	75,571	4.162762	to	4.911849	345,312	0.47	0.35 to 1.25	24.33	to	25.45
2018	82,008	3.348176	to	3.915385	298,974	0.51	0.35 to 1.25	(13.81)	to	(13.03)
2017	89,765	3.885050	to	4.502330	376,736	0.78	0.35 to 1.25	10.27	to	11.26
International Growth Division
2021	210,378	$3.063761	to	$3.680692	$720,626	0.53%	0.35% to 1.25%	14.48%	to	15.51%
2020	213,692	2.676266	to	3.186443	633,723	1.68	0.35 to 1.25	16.44	to	17.50
2019	223,196	2.298310	to	2.711910	563,983	1.25	0.35 to 1.25	33.13	to	34.33
2018	231,667	1.726341	to	2.018813	436,463	1.41	0.35 to 1.25	(12.38)	to	(11.59)
2017	224,062	1.970410	to	2.283495	478,669	1.30	0.35 to 1.25	28.42	to	29.58
Research International Core Division
2021	407,627	$1.500516	to	$1.712231	$665,717	1.13%	0.35% to 1.25%	10.68%	to	11.68%
2020	401,617	1.355712	to	1.533174	587,806	2.24	0.35 to 1.25	12.05	to	13.07
2019	401,587	1.209890	to	1.356007	520,989	1.69	0.35 to 1.25	26.66	to	27.81
2018	393,136	0.955206	to	1.060996	400,263	1.64	0.35 to 1.25	(14.73)	to	(13.97)
2017	364,782	1.120355	to	1.233245	433,101	1.67	0.35 to 1.25	26.62	to	27.76

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Equity Division
2021	423,503	$2.145601	to	$4.784693	$1,117,249	2.31%	0.35% to 1.25%	3.70%		to	4.64%
2020	418,580	2.053572	to	4.590852	1,080,322	3.62	0.35 to 1.25	(3.92)		to	(3.05)
2019	402,309	2.121385	to	4.754268	1,097,201	2.54	0.35 to 1.25	11.20		to	12.20
2018	389,100	1.893505	to	4.254093	971,770	2.52	0.35 to 1.25	(16.46)		to	(15.70)
2017	382,074	2.249645	to	5.066863	1,159,430	2.34	0.35 to 1.25	20.78		to	21.87
Emerging Markets Equity Division
2021	532,248	$1.296801	to	$1.479685	$751,813	0.51%	0.35% to 1.25%	(5.74	) %	to	(4.89	) %
2020	527,884	1.375728	to	1.555698	784,629	2.26	0.35 to 1.25	25.28		to	26.41
2019	546,548	1.098154	to	1.230663	643,867	1.12	0.35 to 1.25	19.10		to	20.18
2018	544,459	0.922016	to	1.024040	534,953	1.36	0.35 to 1.25	(14.83)		to	(14.06)
2017	491,806	1.082576	to	1.191540	563,944	0.90	0.35 to 1.25	26.26		to	27.39
Government Money Market Division
2021	162,532	$1.265345	to	$3.356914	$264,452	0.00%	0.35% to 1.25%	(1.23	) %	to	(0.34	) %
2020	208,119	1.271520	to	3.381870	346,117	0.25	0.35 to 1.25	(0.94)		to	(0.04)
2019	148,567	1.273911	to	3.396791	247,058	1.91	0.35 to 1.25	0.67		to	1.58
2018	146,851	1.255967	to	3.357258	245,275	1.53	0.35 to 1.25	0.27		to	1.17
2017	149,591	1.243091	to	3.331169	249,802	0.60	0.35 to 1.25	(0.65)		to	0.25
Short-Term Bond Division
2021	231,725	$1.160639	to	$1.324314	$293,947	1.79%	0.35% to 1.25%	(1.33	) %	to	(0.45	) %
2020	222,761	1.176335	to	1.330259	283,968	2.28	0.35 to 1.25	3.00		to	3.93
2019	210,706	1.142089	to	1.279990	258,941	2.01	0.35 to 1.25	3.09		to	4.02
2018	203,267	1.107847	to	1.230522	240,810	1.54	0.35 to 1.25	0.09		to	1.00
2017	200,344	1.106873	to	1.218389	235,686	1.33	0.35 to 1.25	0.07		to	0.97
Select Bond Division
2021	558,552	$2.613941	to	$19.260976	$2,001,724	2.12%	0.35% to 1.25%	(2.81	) %	to	(1.93	) %
2020	501,889	2.669406	to	19.718513	1,912,748	2.76	0.35 to 1.25	7.63		to	8.60
2019	500,049	2.461743	to	18.229869	1,807,738	2.75	0.35 to 1.25	7.30		to	8.27
2018	493,018	2.277116	to	16.904546	1,699,257	2.26	0.35 to 1.25	(1.45)		to	(0.56)
2017	479,870	2.293482	to	17.068589	1,715,694	2.08	0.35 to 1.25	2.30		to	3.22
Long-Term U.S. Government Bond Division
2021	44,988	$2.120232	to	$2.419118	$104,543	0.92%	0.35% to 1.25%	(6.55	) %	to	(5.70	) %
2020	46,419	2.268738	to	2.565411	114,280	1.54	0.35 to 1.25	15.91		to	16.96
2019	44,800	1.957302	to	2.193413	94,289	2.09	0.35 to 1.25	11.76		to	12.77
2018	46,946	1.751302	to	1.945014	87,497	2.03	0.35 to 1.25	(3.26)		to	(2.39)
2017	48,661	1.810437	to	1.992613	92,730	1.91	0.35 to 1.25	6.94		to	7.90
Inflation Protection Division
2021	257,586	$1.521651	to	$1.736226	$429,505	0.96%	0.35% to 1.25%	5.28%		to	6.23%
2020	230,346	1.445291	to	1.634367	361,994	1.99	0.35 to 1.25	8.21		to	9.19
2019	228,769	1.335651	to	1.496834	329,840	2.61	0.35 to 1.25	7.67		to	8.64
2018	226,875	1.240557	to	1.377840	302,021	2.04	0.35 to 1.25	(3.82)		to	(2.95)
2017	221,173	1.289916	to	1.419776	304,391	0.69	0.35 to 1.25	2.30		to	3.22
High Yield Bond Division
2021	131,527	$3.719709	to	$5.555060	$538,205	5.28%	0.35% to 1.25%	4.00%		to	4.94%
2020	128,831	3.549988	to	5.296364	508,637	5.86	0.35 to 1.25	5.32		to	6.27
2019	132,964	3.345591	to	4.986498	499,260	5.48	0.35 to 1.25	13.54		to	14.57
2018	135,380	2.924589	to	4.354710	448,912	5.45	0.35 to 1.25	(3.91)		to	(3.05)
2017	137,605	3.021110	to	4.493974	475,222	5.47	0.35 to 1.25	5.56		to	6.51

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Multi-Sector Bond Division
2021	473,601	$1.866147	to	$2.129210	$967,023	2.15%	0.35% to 1.25%	(1.32	) %	to	(0.43	) %
2020	440,915	1.891030	to	2.138307	904,862	4.10	0.35 to 1.25	4.81		to	5.76
2019	433,550	1.804270	to	2.021924	842,605	4.62	0.35 to 1.25	12.63		to	13.64
2018	425,314	1.602009	to	1.779214	729,066	3.10	0.35 to 1.25	(2.53)		to	(1.65)
2017	403,100	1.643634	to	1.809045	704,572	3.86	0.35 to 1.25	7.04		to	8.01
Balanced Division
2021	275,367	$2.772655	to	$21.910417	$1,821,786	2.46%	0.35% to 1.25%	6.23%		to	7.18%
2020	282,870	2.590705	to	20.523480	1,817,291	2.45	0.35 to 1.25	11.09		to	12.10
2019	294,506	2.314618	to	18.381942	1,747,078	2.29	0.35 to 1.25	16.46		to	17.51
2018	306,231	1.972675	to	15.705235	1,616,395	2.37	0.35 to 1.25	(4.65)		to	(3.79)
2017	315,146	2.053508	to	16.389699	1,817,478	2.20	0.35 to 1.25	10.60		to	11.59
Asset Allocation Division
2021	76,158	$2.824479	to	$3.393259	$246,470	2.19%	0.35% to 1.25%	9.08%		to	10.06%
2020	80,727	2.589358	to	3.082984	237,038	2.32	0.35 to 1.25	12.02		to	13.04
2019	85,851	2.311468	to	2.727455	223,120	2.22	0.35 to 1.25	19.58		to	20.66
2018	91,108	1.932994	to	2.260490	195,696	1.98	0.35 to 1.25	(6.06)		to	(5.21)
2017	95,638	2.057749	to	2.384747	217,125	2.07	0.35 to 1.25	13.45		to	14.47
Fidelity VIP Mid Cap Division
2021	62,534	$7.008987	to	$8.288944	$485,436	0.59%	0.35% to 1.25%	24.04%		to	25.16%
2020	73,232	5.650379	to	6.622537	454,847	0.61	0.35 to 1.25	16.60		to	17.65
2019	81,084	4.846019	to	5.628887	428,491	0.67	0.35 to 1.25	21.64		to	22.74
2018	86,360	3.983763	to	4.585972	372,188	0.40	0.35 to 1.25	(15.83)		to	(15.07)
2017	93,582	4.733325	to	5.399821	476,001	0.49	0.35 to 1.25	19.05		to	20.12
Fidelity VIP Contrafund Division
2021	216,563	$3.749539	to	$4.278173	$883,396	0.06%	0.35% to 1.25%	26.25%		to	27.39%
2020	234,118	2.969929	to	3.358390	750,783	0.21	0.35 to 1.25	28.83		to	30.00
2019	264,396	2.305232	to	2.583390	653,913	0.22	0.35 to 1.25	29.65		to	30.82
2018	275,187	1.778089	to	1.974839	521,690	0.44	0.35 to 1.25	(7.80)		to	(6.97)
2017	280,769	1.928613	to	2.122752	573,760	0.78	0.35 to 1.25	20.08		to	21.16
AMT Sustainable Equity Division
2021	130,341	$3.074461	to	$3.507848	$434,664	0.38%	0.35% to 1.25%	21.95%		to	23.04%
2020	139,864	2.521165	to	2.850867	379,355	0.62	0.35 to 1.25	18.07		to	19.14
2019	148,588	2.135226	to	2.392816	338,802	0.42	0.35 to 1.25	24.32		to	25.44
2018	149,877	1.717474	to	1.907475	11,744	0.48	0.35 to 1.25	(6.89)		to	(6.05)
2017	155,447	1.844614	to	2.030266	12,719	0.52	0.35 to 1.25	16.96		to	18.02
U.S. Strategic Equity Division
2021	47,643	$3.228324	to	$3.912115	$168,628	0.57%	0.35% to 1.25%	18.91%		to	19.98%
2020	53,838	2.715036	to	3.262377	159,561	0.46	0.35 to 1.25	22.30		to	23.40
2019	61,944	2.220002	to	2.645010	149,231	1.07	0.35 to 1.25	28.65		to	29.81
2018	70,903	1.725623	to	2.038668	131,816	1.15	0.35 to 1.25	(10.76)		to	(9.96)
2017	80,249	1.933892	to	2.265343	166,182	1.03	0.35 to 1.25	19.30		to	20.37
U.S. Small Cap Equity Division
2021	19,189	$3.993712	to	$4.839766	$78,457	0.24%	0.35% to 1.25%	24.23%		to	25.35%
2020	19,321	3.214751	to	3.862953	63,421	0.06	0.35 to 1.25	11.30		to	12.31
2019	20,771	2.871413	to	3.441420	60,986	0.56	0.35 to 1.25	21.54		to	22.64
2018	22,928	2.344880	to	2.807594	55,177	0.47	0.35 to 1.25	(13.07)		to	(12.28)
2017	25,291	2.677261	to	3.202394	69,772	0.18	0.35 to 1.25	14.05		to	15.08
(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Developed Markets Division
2021	78,400	$1.935408	to	$2.474369	$157,176	2.55%	0.35% to 1.25%	11.26%		to	12.26%
2020	85,634	1.726590	to	2.205243	153,734	1.23	0.35 to 1.25	3.77		to	4.71
2019	90,471	1.651451	to	2.107181	155,954	2.62	0.35 to 1.25	18.24		to	19.30
2018	94,508	1.386320	to	1.767145	137,311	1.72	0.35 to 1.25	(15.93)		to	(15.17)
2017	97,492	1.636764	to	2.084321	167,842	2.61	0.35 to 1.25	23.43		to	24.54
Strategic Bond Division
2021	288,661	$2.162708	to	$2.620755	$709,229	0.91%	0.35% to 1.25%	(3.04	) %	to	(2.16	) %
2020	272,317	2.230428	to	2.680033	682,926	1.82	0.35 to 1.25	7.09		to	8.05
2019	281,023	2.082855	to	2.481567	652,086	2.75	0.35 to 1.25	7.84		to	8.81
2018	290,106	1.931442	to	2.281768	619,609	2.12	0.35 to 1.25	(2.04)		to	(1.16)
2017	292,511	1.971861	to	2.309777	633,099	1.34	0.35 to 1.25	2.58		to	3.50
Global Real Estate Securities Division
2021	126,369	$5.373126	to	$6.751832	$797,132	4.86%	0.35% to 1.25%	25.62%		to	26.75%
2020	135,368	4.277349	to	5.334855	672,550	1.55	0.35 to 1.25	(6.36)		to	(5.51)
2019	129,031	4.567716	to	5.654394	676,920	5.05	0.35 to 1.25	20.13		to	21.22
2018	135,935	3.802249	to	4.671736	588,216	4.49	0.35 to 1.25	(6.90)		to	(6.06)
2017	140,069	4.084164	to	4.980485	645,623	3.69	0.35 to 1.25	10.42		to	11.41
LifePoints Moderate Strategy Division
2021	43,260	$1.698371	to	$1.937804	$81,184	4.22%	0.35% to 1.25%	6.89%		to	7.85%
2020	45,639	1.588894	to	1.796695	79,806	2.11	0.35 to 1.25	5.08		to	6.03
2019	53,948	1.512123	to	1.694566	88,743	1.22	0.35 to 1.25	11.15		to	12.15
2018	61,899	1.360492	to	1.511015	90,783	4.41	0.35 to 1.25	(6.10)		to	(5.26)
2017	66,486	1.449028	to	1.594878	103,542	2.22	0.35 to 1.25	8.53		to	9.50
LifePoints Balanced Strategy Division
2021	112,533	$1.819166	to	$2.075714	$224,395	4.69%	0.35% to 1.25%	11.64%		to	12.64%
2020	123,776	1.629523	to	1.842719	218,733	1.21	0.35 to 1.25	6.31		to	7.27
2019	142,171	1.532773	to	1.717774	234,304	1.54	0.35 to 1.25	15.01		to	16.04
2018	160,588	1.332766	to	1.480278	228,163	5.37	0.35 to 1.25	(7.95)		to	(7.12)
2017	174,229	1.448010	to	1.593814	266,655	2.34	0.35 to 1.25	10.61		to	11.61
LifePoints Growth Strategy Division
2021	87,969	$1.867142	to	$2.130455	$176,401	4.55%	0.35% to 1.25%	15.99%		to	17.03%
2020	99,693	1.609785	to	1.820383	171,086	1.69	0.35 to 1.25	8.38		to	9.36
2019	112,731	1.485265	to	1.664527	177,324	0.70	0.35 to 1.25	16.60		to	17.65
2018	122,864	1.273823	to	1.414812	164,572	4.91	0.35 to 1.25	(9.19)		to	(8.37)
2017	131,920	1.402805	to	1.544057	193,577	3.05	0.35 to 1.25	14.22		to	15.25
LifePoints Equity Growth Strategy Division
2021	19,581	$1.783706	to	$2.035276	$37,815	5.04%	0.35% to 1.25%	18.13%		to	19.19%
2020	21,263	1.509990	to	1.707568	34,432	2.15	0.35 to 1.25	6.91		to	7.88
2019	23,632	1.412370	to	1.582862	35,553	0.23	0.35 to 1.25	18.60		to	19.67
2018	27,477	1.190878	to	1.322719	34,599	4.87	0.35 to 1.25	(10.58)		to	(9.77)
2017	29,225	1.331848	to	1.465982	40,899	3.27	0.35 to 1.25	16.10		to	17.14
Credit Suisse Trust Commodity Return Strategy Division
2021	83,449	$5.238853	to	$5.766476	$466,448	4.99%	0.35% to 1.25%	26.90%		to	28.04%
2020	88,958	4.128458	to	4.503663	389,371	5.58	0.35 to 1.25	(2.71)		to	(1.83)
2019	80,582	4.243255	to	4.587388	360,044	0.88	0.35 to 1.25	5.37		to	6.32
2018	71,630	4.027153	to	4.314833	302,025	2.53	0.35 to 1.25	(12.75)		to	(11.97)
2017	65,330	4.616153	to	4.901414	314,198	9.12	0.35 to 1.25	0.26		to	1.16

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

The Northwestern Mutual

Life Insurance Company

Statutory Financial Statements and

Supplementary Information

December 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2021 and 2020, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of

PricewaterhouseCoopers LLP, 833 E. Michigan, Milwaukee, WI 53202

T: (414) 212 1600, www.pwc.com/us

Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Milwaukee, Wisconsin

February 15, 2022

The Northwestern Mutual Life Insurance Company

Statutory Statements of Financial Position

(in millions)

	December 31,
	2021	2020

Assets:
Bonds	$179,121	$166,324
Mortgage loans	47,844	41,568
Policy loans	17,208	17,686
Common and preferred stocks	4,242	5,083
Real estate	3,113	2,959
Other investments	29,184	24,942
Cash and short-term investments	3,786	3,239

Total investments	284,498	261,801

Due and accrued investment income	2,042	2,522
Net deferred tax assets	1,569	2,305
Deferred premium and other assets	4,162	3,692
Separate account assets	42,383	38,447

Total assets	$334,654	$308,767

Liabilities and surplus:
Policy benefit reserves	$230,034	$217,365
Deposit funds	8,303	4,860
Policyowner dividends payable	6,505	6,220
Interest maintenance reserve	3,162	2,355
Asset valuation reserve	7,733	7,362
Income taxes payable	-	231
Other liabilities	7,251	6,970
Separate account liabilities	42,383	38,447

Total liabilities	305,371	283,810

Surplus:
Surplus notes	4,475	3,573
Unassigned surplus	24,808	21,384

Total surplus	29,283	24,957

Total liabilities and surplus	$334,654	$308,767

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Operations

(in millions)

	For the years ended
	December 31,

	2021	2020	2019

Revenue:
Premiums	$22,771	$19,323	$19,010
Net investment income	10,447	11,078	10,149
Other income	814	723	696

Total revenue	34,032	31,124	29,855

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	12,022	11,736	11,515
Net additions to policy benefit reserves	12,736	9,527	9,451
Net transfers from separate accounts	(805)	(680)	(783)

Total benefits	23,953	20,583	20,183

Commissions and operating expenses	4,048	3,502	3,306

Total benefits and expenses	28,001	24,085	23,489

Gain from operations before dividends and taxes	6,031	7,039	6,366

Policyowner dividends	6,522	6,235	5,999

(Loss) gain from operations before taxes	(491)	804	367
Income tax (benefit) expense	(1,166)	277	(199)

Net gain from operations	675	527	566
Net realized capital gains (losses)	303	(102)	702

Net income	$978	$425	$1,268

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2021	2020	2019

Beginning of year balance	$24,957	$24,216	$22,134

Net income	978	425	1,268

Change in net unrealized capital gains and losses	3,489	799	1,141

Change in net deferred tax assets	(476)	807	(130)

Change in nonadmitted assets	(579)	228	(143)

Change in asset valuation reserve	(371)	(1,159)	(1,606)

Change in surplus notes	902	5	620

Other surplus changes	383	(364)	932

Net increase in surplus	4,326	741	2,082

End of year balance	$29,283	$24,957	$24,216

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2021	2020	2019

Cash flows from operating activities:
Premiums and other income received	$17,146	$13,808	$13,864
Investment income received	10,345	10,036	9,518
Benefit and dividend payments to policyowners and beneficiaries	(10,983)	(10,537)	(10,660)
Net transfers from separate accounts	771	664	770
Commissions, expenses and taxes paid	(3,542)	(3,809)	(3,268)

Net cash provided by operating activities	13,737	10,162	10,224

Cash flows used in investing activities:
Proceeds from investments sold or matured:
Bonds	53,499	60,747	41,841
Mortgage loans	2,868	3,301	3,078
Common and preferred stocks	2,741	4,046	5,461
Real estate	298	468	941
Other investments	4,213	3,063	2,235

Subtotal proceeds from investments	63,619	71,625	53,556

Cost of investments acquired:
Bonds	(65,845)	(64,976)	(47,219)
Mortgage loans	(9,259)	(5,008)	(6,048)
Common and preferred stocks	(1,083)	(4,075)	(3,832)
Real estate	(247)	(478)	(841)
Other investments	(4,303)	(7,537)	(5,634)

Subtotal cost of investments acquired	(80,737)	(82,074)	(63,574)

Net inflows of policy loans	746	492	168

Net cash applied to investing activities	(16,372)	(9,957)	(9,850)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	897	-	596
Net inflows (outflows) on deposit-type contracts	2,877	724	(232)
Other cash applied	(592)	(98)	(229)

Net cash provided by financing and miscellaneous sources	3,182	626	135

Net increase in cash and short-term investments	547	831	509

Cash and short-term investments, beginning of year	3,239	2,408	1,899

Cash and short-term investments, end of year	$3,786	$3,239	$2,408

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2021	2020	2019

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statutory statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$6,011	$5,779	$5,453
Capitalized interest and payment in-kind investment income	848	895	870
Other policyowner contract activity	299	268	245
Employee benefit and compensation plan expenses	80	100	155

Investing:
Bond refinancings and exchanges	3,065	3,652	13,075
Mortgage loan refinancings and transfers	573	520	731
Net policy loan activity	335	285	316
Other invested asset exchanges	113	163	270
Common stock exchanges	4	22	105
Net premium loan activity	131	113	125
Net asset transfers with affiliated entities	94	434	199
Real estate exchange	27	-	-

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	567	556	505
Surplus note exchange	5	5	24

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

In March 2020, the World Health Organization declared COVID-19, the disease caused by the novel coronavirus, a pandemic. The impact of COVID-19 has not significantly affected the Company’s financial position through December 31, 2021. The economic environment and other potential impacts of COVID-19 will continue to be monitored by the Company.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s statutory financial statements.

Reclassifications

Certain amounts in prior year statutory financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation. See Note 5 for more information regarding this reclassification.

These statutory financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statutory statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s statutory financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner when applying for their policy or, for certain

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

Cash and Short-term Investments

Short-term investments include securities that have maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity and certain variable universal life policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Deposit funds

Deposit funds include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. See Note 5 for more information regarding the Company’s deposit funds.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statutory statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statutory statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/ liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statutory statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. Accrued investment income more than ninety days past due is a nonadmitted asset. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statutory statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the respective future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $34 million and $27 million at December 31, 2021 and 2020, respectively, are included in other assets in the statutory statements of financial position and are net of accumulated depreciation of $60 million and $42 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $423 million and $388 million at December 31, 2021 and 2020, respectively. Depreciation expense for IT equipment and software totaled $160 million, $153 million and $146 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $132 million and $117 million at December 31, 2021 and 2020, respectively. Depreciation expense for furniture, fixtures and equipment totaled $17 million, $14 million and $16 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (“COLI”) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, and certain equity-method investments in entities for which audits are not performed are excluded from assets and surplus in the statutory statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statutory statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities, and other investments denominated in foreign currencies. Investments denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Accounting Pronouncement Adopted

During 2021, the Company adopted revisions to Statement of Statutory Accounting Principles (SSAP) 26R - Bonds. These revisions require the Company to account for the difference of proceeds received and par on bond tenders as prepayment fees which are reported in net investment income on the statutory statements of operations. Previously, the Company treated bond tenders as sales, reporting the difference between proceeds and par as realized capital gains (losses) on the statutory statements of operations and subject to deferral to the IMR. The Company adopted the revisions to SSAP 26R prospectively as of January 1, 2021 resulting in $218 million of tenders being included in net investment income on the statutory statements of operations during the year.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2021 through February 15, 2022, the date these statutory financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that other than described below, no other events subsequent to December 31, 2021 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

As part of a Spread Lending strategy, the Company issued a $550 million funding agreement under the funding-agreement-backed note (FABN) program in January 2022. See Note 5 for more information regarding the Company’s FABN program.

3.	Investments

Bonds

The SVO of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the statutory financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

Statement value and fair value of bonds at December 31, 2021 and 2020, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2021	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$5,357	$115	$(63)	$5,409
States, territories and possessions	757	118	(2)	873
Special revenue and assessments	17,829	687	(160)	18,356
All foreign governments	5,135	262	(47)	5,350
Hybrid securities	591	45	(1)	635
SVO-identified funds	199	-	-	199
Industrial and miscellaneous	149,253	8,844	(658)	157,439

Total bonds	$179,121	$10,071	$(931)	$188,261

December 31, 2020	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$2,755	$168	$(1)	$2,922
States, territories and possessions	603	153	-	756
Special revenue and assessments	18,643	1,145	(4)	19,784
All foreign governments	4,927	577	(4)	5,500
Hybrid securities	976	69	(4)	1,041
SVO-identified funds	401	-	-	401
Industrial and miscellaneous	138,019	15,269	(258)	153,030

Total bonds	$166,324	$17,381	$(271)	$183,434

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Statement value of bonds by SVO rating category at December 31, 2021 and 2020 was as follows:

December 31, 2021	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,357	$-	$-	$-	$-	$-	$5,357

States, territories and possessions	609	148	-	-	-	-	757

Special revenue and assessments	17,615	186	28	-	-	-	17,829

All foreign governments	1,662	3,266	162	37	8	-	5,135

Hybrid securities	-	432	146	13	-	-	591

SVO-identified funds	-	199	-	-	-	-	199

Industrial and miscellaneous	69,951	64,509	7,183	4,770	2,658	182	149,253

Total bonds	$95,194	$68,740	$7,519	$4,820	$2,666	$182	$179,121

December 31, 2020	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$2,755	$-	$-	$-	$-	$-	$2,755

States, territories and possessions	527	76	-	-	-	-	603

Special revenue and assessments	18,435	178	30	-	-	-	18,643

All foreign governments	1,468	3,377	39	34	9	-	4,927

Hybrid securities	-	768	172	35	-	1	976

SVO-identified funds	-	401	-	-	-	-	401

Industrial and miscellaneous	59,331	61,398	8,797	5,208	3,160	125	138,019

Total bonds	$82,516	$66,198	$9,038	$5,277	$3,169	$126	$166,324

Based on statement value, 92% and 89% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at December 31, 2021 and 2020, respectively.

Statement value and fair value of structured securities at December 31, 2021 and 2020, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2021	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)			(in millions)	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$15,221	$15,411	$-	$-	$15,221	$15,411
Other prime	660	663	-	-	660	663
Other below-prime	888	885	1	1	889	886
Commercial mortgage-backed:
U.S. Government agencies	78	80	-	-	78	80
Conduit	5,050	5,109	-	-	5,050	5,109
Other asset-backed	13,724	13,873	14	15	13,738	13,888

Total structured securities	$35,621	$36,021	$15	$16	$35,636	$36,037

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

December 31, 2020	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value

	(in millions)			(in millions)		(in millions)
Residential mortgage-backed:
U.S. Government agencies	$16,465	$17,191	$-		$-	$16,465	$17,191
Other prime	661	685	2		2	663	687
Other below-prime	546	560	3		4	549	564
Commercial mortgage-backed:
U.S. Government agencies	70	74	-		-	70	74
Conduit	3,756	3,954	-		-	3,756	3,954
Other asset-backed	10,705	11,038	39		43	10,744	11,081

Total structured securities	$32,203	$33,502	$44		$49	$32,247	$33,551

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2021 and 2020. Based on statement value, the Company’s investment in residential mortgage-backed securities issued by U.S. Government agencies at December 31, 2021 and 2020 was 8% and 10%, respectively, of total bond investments.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2021 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value

	(in millions)

Due in one year or less	$6,279	$6,314

Due after one year through five years	38,555	39,787

Due after five years through ten years	51,446	53,318

Due after ten years	85,640	91,641

Total	$181,920	$191,060

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $199 million and $134 million at December 31, 2021 and 2020, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2021 and 2020 was as follows:

December 31, 2021	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$8,006	$2,577	$4,649	$9,388	$-	$24,620

Office	3,185	790	1,100	3,519	-	8,594

Retail	2,237	506	1,472	1,851	-	6,066

Warehouse/Industrial	1,635	688	412	1,871	171	4,777

Manufactured housing	277	313	1,288	1,325	218	3,421

Other	120	60	28	158	-	366

Total	$15,460	$4,934	$8,949	$18,112	$389	$47,844

December 31, 2020	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$6,479	$2,170	$3,416	$7,901	$-	$19,966

Office	3,552	871	1,127	3,192	-	8,742

Retail	2,318	524	1,492	1,950	-	6,284

Warehouse/Industrial	741	546	585	1,311	185	3,368

Manufactured housing	283	317	1,118	898	231	2,847

Other	124	60	27	150	-	361

Total	$13,497	$4,488	$7,765	$15,402	$416	$41,568

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.2 billion and $3.3 billion at December 31, 2021 and 2020, respectively.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2021 and 2020. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2021 and 2020 is summarized below.

For mortgage loans originated or refinanced during:	2021	2020

Minimum interest rate	1.50%	1.93%

Maximum interest rate	7.15%	5.50%

Weighted-average LTV	56%	57%

Maximum LTV	74%	71%

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2021 and 2020, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 52% and 54%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2021 and 2020 was as follows:

December 31, 2021	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$7,766	$16,240	$614	$-	$24,620

Office	4,816	3,453	325	-	8,594

Retail	1,750	3,655	416	245	6,066

Warehouse/Industrial	2,154	2,623	-	-	4,777

Manufactured housing	1,240	2,166	15	-	3,421

Other	111	189	-	66	366

Total	$17,837	$28,326	$1,370	$311	$47,844

December 31, 2020	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$5,091	$14,268	$382	$225	$19,966

Office	4,311	3,929	502	-	8,742

Retail	1,797	3,230	1,141	116	6,284

Warehouse/Industrial	1,836	1,214	318	-	3,368

Manufactured housing	902	1,945	-	-	2,847

Other	169	44	133	15	361

Total	$14,106	$24,630	$2,476	$356	$41,568

At December 31, 2021 and 2020, the Company had no mortgage loans with an LTV ratio in excess of 100%.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2021, 2020 and 2019, respectively. The Company had no mortgage loans at either of December 31, 2021 or December 31, 2020 that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statutory statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2021 or 2020. The Company recognized other-than-temporary impairment losses on mortgage loans of $0 and $15 million for the years ended December 31, 2021 and 2020, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $4,067 million and $4,883 million included in the statutory statements of financial position at December 31, 2021 and 2020, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Redeemable preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Redeemable preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. Upon the adoption of certain revisions to SSAP 32R—Preferred Stock in 2021, perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. At December 31, 2021 and 2020, the statutory statements of financial position included $175 million and $200 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2021 and 2020 was as follows:

December 31, 2021	East	Midwest	South	West	Total

	(in millions)

Apartment	$315	$180	$283	$810	$1,588

Office	211	672	52	-	935

Warehouse/Industrial	257	-	-	202	459

Other	16	10	105	-	131

Total	$799	$862	$440	$1,012	$3,113

December 31, 2020	East	Midwest	South	West	Total

	(in millions)

Apartment	$403	$187	$79	$833	$1,502

Office	213	688	62	-	963

Warehouse/Industrial	113	-	-	204	317

Other	16	53	108	-	177

Total	$745	$928	$249	$1,037	$2,959

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $672 million and $688 million at December 31, 2021 and 2020, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2021 and 2020 was as follows:

	December 31,
	2021	2020

	(in millions)

Securities partnerships and LLCs	$11,112	$9,615

Bonds	4,748	3,296

Real estate JVs, partnerships and LLCs	3,989	3,435

Common and preferred stocks	3,083	3,499

Cash and short-term investments	1,964	1,100

COLI	1,248	1,195

Wholly owned real estate	1,171	1,197

Structured settlements	770	790

Low income housing tax credit properties	702	708

Derivative instruments	629	358

Other net assets (liabilities)	(232)	(251)

Total	$29,184	$24,942

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, and tax credit properties, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2021 and 2020, respectively. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2021 and 2020 were $150 million and $136 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits. See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2021 and 2020, the value of wholly-owned SCA investments were as follows:

	December 31, 2021			December 31, 2020

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$275	$-	$275	$265	$-	$265

Total common stock SCAs [1]	275	-	275	265	-	265

NML Securities Holdings, LLC	13,533	-	13,533	11,016	-	11,016

NML Real Estate Holdings, LLC	2,814	-	2,814	2,467	-	2,467

NM Investment Holdings, LLC	1,383	-	1,383	1,371	-	1,371

QOZ Holding Company, LLC	234	1	233	23	-	23

NM Pebble Valley, LLC	224	-	224	93	-	93

NM Investment Services, LLC	151	-	151	126	-	126

NM GP Holdings, LLC	64	7	57	56	6	50

NM Investment Management Company, LLC	64	64	-	3	3	-

Mason Street Advisors, LLC	45	45	-	6	6	-

Wysh Financial Services, LLC	15	3	12	-	-	-

NM-SAS, LLC	11	7	4	12	7	5

NM Career Distribution Holdings, LLC	3	3	-	2	2	-

GRO-SUB, LLC	2	2	-	2	2	-

NM QOZ Fund II, LLC	-	-	-	45	-	45

NM QOZ FUND, LLC	-	-	-	16	-	16

GRO, LLC	-	-	-	-	-	-

Venture Studio Holdings, LLC	-	-	-	-	-	-

Total other investment SCAs [2]	18,543	132	18,411	15,238	26	15,212

Total investments in SCAs	$18,818	$132	$18,686	$15,503	$26	$15,477

[1]	Reported in common and preferred stocks in the statutory statements of financial position.
[2]	Reported in other investments in the statutory statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2021. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Net Investment Income

The sources of net investment income for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the years ended December 31,

	2021	2020	2019

		(in millions)

Bonds	$6,286	$6,154	$6,400

Mortgage loans	1,829	1,717	1,676

Common and preferred stocks	194	188	146

Real estate	279	279	288

Other investments	1,200	2,122	1,205

Policy loans	1,148	1,180	1,180

Amortization of IMR	422	255	133

Gross investment income	11,358	11,895	11,028

Less: investment expenses	911	817	879

Net investment income	$10,447	$11,078	$10,149

For the years ended December 31, 2021, 2020 and 2019 bond investment income included $392 million, $82 million and $72 million of prepayment fees, respectively, generated as a result of 321, 127 and 108 securities, respectively, sold, disposed, tendered or otherwise redeemed as a result of a callable feature.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statutory statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

Realized capital gains and losses for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2021			December 31, 2020			December 31, 2019

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$1,637	$(395)	$1,242	$2,724	$(861)	$1,863	$1,094	$(369)	$725
Mortgage loans	-	(2)	(2)	-	(22)	(22)	8	(3)	5
Common and preferred stocks	494	(39)	455	461	(643)	(182)	662	(291)	371
Real estate	153	(42)	111	253	-	253	502	(6)	496
Other investments	1,506	(1,220)	286	1,350	(1,302)	48	1,005	(1,053)	(48)

Subtotal	$3,790	$(1,698)	2,092	$4,788	$(2,828)	1,960	$3,271	$(1,722)	1,549

Less: IMR net gains (losses) before taxes			1,556			2,064			674
Less: Capital gains tax (benefit) expense			233			(2)			173

Net realized capital (losses) gains			$303			$(102)			$702

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $36 billion, $48 billion, and $30 billion for the years ended December 31, 2021, 2020 and 2019, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the years ended December 31,
	2021	2020	2019
Bonds, common and preferred stocks:		(in millions)

Structured securities	$-	$-	$(1)
Foreign government	-	(34)	-
Consumer discretionary	(44)	(51)	(84)
Industrials	(20)	(42)	(9)
Energy	-	(59)	(44)
Basic materials	-	-	(1)
Other	-	(13)	-

Subtotal	(64)	(199)	(139)

Mortgage loans	-	(15)	-
Real estate	(39)	-	(6)

Other investments:
Securities partnerships	(2)	(6)	(78)
Energy and transportation	(6)	-	-

Subtotal	(8)	(6)	(78)

Total	$(111)	$(220)	$(223)

In addition to the realized capital losses above, $61 million, $37 million and $0.2 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2021, 2020 and 2019, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statutory statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

Changes in net unrealized capital gains and losses for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the years ended December 31,

	2021	2020	2019

	(in millions)

Bonds	$(470)	$606	$152

Mortgage loans	(10)	33	11

Common and preferred stocks	260	520	304

Other investments	3,969	(251)	727

Subtotal	3,749	908	1,194

Change in deferred taxes	(260)	(109)	(53)

Change in net unrealized capital gains and losses	$3,489	$799	$1,141

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Changes in net unrealized capital gains and losses for the years ended December 31, 2021, 2020 and 2019 included the reversal of previously unrealized capital gains of $(236) million, $(1,428) million and $(369) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2021 and 2020 were as follows:

	December 31, 2021

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$29,396	$28,791	$(605)	$7,072	$6,693	$(379)

Structured Securities	15,343	15,167	(176)	1,613	1,560	(53)

Common and preferred stocks	188	169	(19)	62	49	(13)

Total	$44,927	$44,127	$(800)	$8,747	$8,302	$(445)

	December 31, 2020

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$3,656	$3,533	$(123)	$2,917	$2,668	$(249)

Structured Securities	2,013	1,993	$(20)	627	622	(5)

Common and preferred stocks	150	131	(19)	159	123	(36)

Total	$5,819	$5,657	$(162)	$3,703	$3,413	$(290)

All of these bonds were current on contractual interest and principal payments at December 31, 2021. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

For securities without a full SVO credit analysis performed that are current on principal and interest the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2021 and 2020, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2021			2020

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value

	($ in millions)			($ in millions)

Bonds	72	$1,613	$1,641	51	$1,300	$1,279
Preferred stock	2	8	8	9	127	155
Loan-backed and structured securities	1	-	-	2	6	8

Total	75	$1,621	$1,649	62	$1,433	$1,442

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statutory statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statutory statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2021 and 2020, the liability to return the repurchase agreement cash collateral was $1.3 billion, and is reported as other liabilities in the statutory statements of financial position.

During 2021 and 2020, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2021	$1,315	$1,287

June 30, 2021	$1,295	$1,292

September 30, 2021	$1,300	$1,280

December 31, 2021	$1,281	$1,277

March 31, 2020	$1,990	$1,862

June 30, 2020	$1,866	$1,278

September 30, 2020	$1,332	$1,319

December 31, 2020	$1,319	$1,315

During 2021 and 2020, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)

	(in millions)
March 31, 2021	$1,350	$1,317	$1,287
June 30, 2021	$1,329	$1,318	$1,292
September 30, 2021	$1,334	$1,311	$1,280
December 31, 2021	$1,316	$1,302	$1,277
March 31, 2020	$2,033	$1,907	$1,862
June 30, 2020	$1,911	$1,303	$1,278
September 30, 2020	$1,367	$1,350	$1,319
December 31, 2020	$1,353	$1,341	$1,315

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC ratings of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2021 and 2020 was as follows:

	December 31, 2021		December 31, 2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

	(in millions)		(in millions)
30 days or less	$259	$259	$554	$554
31-60 days	204	204	165	165
61-90 days	70	70	39	39
91-120 days	26	26	2	2
121-180 days	13	13	138	138
181-365 days	134	134	115	115
1-2 years	330	331	54	54
2-3 years	155	155	214	215
Over 3 years	91	91	46	46

Total	$1,282	$1,283	$1,327	$1,328

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements and derivative transactions.

At December 31, 2021 and 2020, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The statement value of restricted assets at December 31, 2021 and 2020, summarized by type of restriction, was as follows:

	December 31,
	2021	2020

	(in millions)
Loaned securities - repurchase agreements	$1,277	$1,315
Federal Home Loan Bank of Chicago pledged collateral	3,705	1,359
Derivative transactions	121	242
Federal Home Loan Bank of Chicago stock	92	37
Securities on deposit with states	3	4

Total restricted assets	$5,198	$2,957

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020

	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)		(in millions)
Repurchase agreement collateral	$1,277	$1,302	$1,315	$1,341
Derivative collateral	898	898	154	154
Mortgage loan escrow	103	103	75	75
Real estate escrow and security deposits	4	4	4	4

Total collateral assets	$2,282	$2,307	$1,548	$1,574

The Company received $0 and $1 million of derivative collateral related to the separate accounts at December 31, 2021 and 2020, respectively. The obligation to return this collateral is reported in separate account liabilities in the statutory statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statutory statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes, or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The fair value of collateral held by the Company under derivative support agreements at December 31, 2021 and 2020 was as follows:

	December 31,
	2021	2020

	(in millions)
Bonds:
General Account	$36	$83
Separate Accounts	-	-

Total bond collateral	$36	$83

Cash:
General Account	$898	$153
Separate Accounts	-	1

Total cash collateral	$898	$154

Bond collateral held in the general account is not reported in the statutory statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statutory statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statutory statements of financial position.

The fair value of collateral posted by the Company at December 31, 2021 and 2020 was as follows:

	December 31,
	2021	2020

	(in millions)
Bonds posted for derivative support agreements:
General Account	$39	$12
Separate Accounts	2	-
Bonds posted for futures agreements:
General Account	41	92
Separate Accounts	17	15

Total bond collateral	$99	$119

Cash posted for derivative support agreements:
General Account	$13	$117
Separate Accounts	1	-
Cash posted for futures agreements:
General Account	4	4
Separate Accounts	4	2

Total cash collateral	$22	$123

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statutory statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statutory statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statutory statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $187 million and $142 million for the years ended December 31, 2021 and 2020, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $38 million and $30 million for the years ended December 31, 2021 and 2020, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

The effects of the Company’s use of derivative instruments on the statutory statements of financial position at December 31, 2021 and 2020 were as follows:

	December 31, 2021

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$400	$1	$-	$14	$-

Interest rate swaps	1,204	-	-	5	(24)

Foreign exchange contracts:

Foreign currency swaps	12,492	412	(287)	788	(147)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,596	15	-	15	-

Interest rate floors	200	28	-	28	-

Interest rate swaps	2,243	20	(16)	20	(16)

Swaptions	4,471	90	-	90	-

Fixed income futures	9,534	-	-	-	-

Fixed income forwards	1,750	2	-	2	-

Foreign exchange contracts:

Foreign currency forwards	1,422	49	(4)	49	(4)

Foreign currency swaps	148	12	(4)	12	(4)

Credit contracts:

Purchased credit default swaps	-	-	-	-	-
Warrants	-	-	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	-	-

Total derivatives		$629	$(311)	$1,023	$(195)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	December 31, 2020

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$400	$2	$-	$32	$-

Interest rate swaps	350	-	-	9	-

Foreign exchange contracts:

Foreign currency swaps	11,592	258	(599)	432	(477)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,338	1	-	1	-

Interest rate floors	200	35	-	35	-

Interest rate swaps	168	8	-	8	-

Swaptions	3,656	26	-	26	-

Fixed income futures	12,536	-	-	-	-

Fixed income forwards	2,295	15	(1)	15	(1)

Foreign exchange contracts:

Foreign currency forwards	1,771	4	(16)	4	(16)

Foreign currency swaps	132	9	(6)	9	(6)

Credit contracts:

Purchased credit default swaps	-	-	-	-	-
Warrants	-	-	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	-	-

Total derivatives		$358	$(622)	$571	$(500)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The effects of the Company’s use of derivative instruments on the statutory statements of operations and changes in surplus for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the year ended December 31, 2021
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$11

Interest rate swaps	-	-	5

Foreign exchange contracts:

Foreign currency swaps	467	4	153

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	12	-	(2)

Interest rate floors	(7)	-	2

Interest rate swaps	(4)	1	3

Swaptions	27	-	(9)

Fixed income futures	(44)	273	-

Fixed income forwards	(12)	(5)	-

Foreign exchange contracts:

Foreign currency forwards	58	13	-

Foreign currency swaps	5	-	2

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	-
Warrants	(2)	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$500	$286	$165

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	For the year ended December 31, 2020
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$15

Interest rate swaps	-	-	1

Foreign exchange contracts:

Foreign currency swaps	(641)	29	158

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(1)

Interest rate floors	9	27	-

Interest rate swaps	6	-	1

Swaptions	(3)	-	(9)

Fixed income futures	12	(121)	-

Fixed income forwards	13	23	-

Foreign exchange contracts:

Foreign currency forwards	2	(83)	-

Foreign currency swaps	(1)	-	2

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Credit contracts:

Purchased credit default swaps	-	(1)	-
Warrants	(40)	117	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	5	-

Equity contracts:

Equity total return swaps	-	52	-

Total derivatives	$(643)	$48	$167

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	For the year ended December 31, 2019
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$8

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	(188)	(3)	139

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(3)	-	(2)

Interest rate floors	11	-	(1)

Interest rate swaps	(9)	4	1

Swaptions	(34)	-	(9)

Fixed income futures	7	(123)	-

Fixed income forwards	-	4	-

Foreign exchange contracts:

Foreign currency forwards	(17)	46	-

Foreign currency swaps	(1)	-	1

Equity contracts:

Equity total return swaps	-	68	(9)

Equity index futures	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	-
Warrants	26	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$(208)	$(4)	$128

There were no changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting for the years ended December 31, 2021, 2020 and 2019.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

5.	Policy Benefit Reserves and Deposit Funds

General account policy benefit reserves at December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020

	(in millions)

Life insurance reserves	$205,037	$194,110

Disability and long-term care active life reserves	6,728	6,064

Disability and long-term care unpaid claims and claim reserves	5,455	5,342

Annuity reserves	12,814	11,849

Total policy benefit reserves	$230,034	$217,365

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (“PBR”) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2021, the Company had nearly $2.1 trillion of total life insurance in force, including $23 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

At December 31, 2021 and 2020, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2021	2020	2021	2020	2021	2020

			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$11,609	$8,449	$11,366	$8,185	$11,389	$8,211
Universal life with secondary guarantees	14	14	12	12	32	29
Other permanent cash value life insurance	-	-	177,829	171,031	182,118	174,799
Variable life	-	-	-	-	953	943
Variable universal life	6	5	6	5	37	27
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	5,039	4,830
Accidental death benefits	-	-	-	-	10	11
Disability - active lives	-	-	-	-	971	1,100
Disability - disabled lives	-	-	-	-	1,475	1,297
Miscellaneous reserves	-	-	-	-	3,003	2,894

Total gross life reserves	11,629	8,468	189,213	179,233	205,027	194,141
Reinsurance ceded	-	-	-	-	1,203	1,216

Total net life insurance	$11,629	$8,468	$189,213	$179,233	$203,824	$192,925

At December 31, 2021 and 2020, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2021	2020	2021	2020	2021	2020

			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$10,251	$9,086	$9,350	$8,199
Variable universal life	1,817	1,375	1,718	1,308	1,687	1,287

Total gross life reserves	$1,817	$1,375	$11,969	$10,394	$11,037	$9,486

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$1,817	$1,375	$11,969	$10,394	$11,037	$9,486

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2021 and 2020.

	December 31,
	2021	2020

	($ in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$201,186	$190,270
Accidental death benefits	10	11
Disability - active lives	971	1,100
Disability - disabled lives	1,473	1,297
Miscellaneous reserves	184	247

Subtotal net life insurance	203,824	192,925

From Separate Accounts Annual Statement:
Life insurance	11,037	9,486

Combined Total	$214,861	$202,411

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statutory statements of operations.

During 2020, valuation interest rate assumptions used in certain annuity reserve calculations were reviewed and updated, and the corresponding reserves were increased by $126 million. This was accounted for as a change in valuation basis and is included in other surplus changes in the statutory statements of changes in surplus.

Deposit Funds

Deposit fund liabilities at December 31, 2021 and 2020 were $8.3 billion and $4.9 billion, respectively. Liabilities related to spread lending were previously presented within policy benefit reserves on the statutory statements of financial position. Due to the increase in spread lending and related liabilities, the Company will now disclose deposit fund liabilities separate from policy benefit reserves on the statutory statements of financial position. Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $292 million and $310 million at December 31, 2021 and 2020, respectively. Accounts were credited with interest at annual rates ranging from 0.01% to 3.50% and 0.02% to 3.50% during 2021 and 2020, respectively. The crediting interest rates changed 13 times and 28 times during 2021 and 2020, respectively.

In May 2020, the Company became a member of the Federal Home Loan Bank of Chicago (FHLBC) and began issuing funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested as part of a spread lending strategy. The Company is required to pledge collateral to the FHLBC in the form of eligible securities when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2021 and 2020, the Company held $92 million and $37 million of FHLBC activity stock, respectively. The amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)

	(in millions)
December 31, 2021	$3,705	$3,948
December 31, 2020	1,359	1,525

(1)	Includes amounts in excess of minimum requirements

The maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
		(in millions)
December 31, 2021	$3,711	$3,958	$1,952
December 31, 2020	1,359	1,525	886

The amount borrowed from FHLBC, in the form of funding agreements, was as follows:

	December 31,	December 31,
	2021	2020
	(in millions)	(in millions)

Borrowed	$2,052	$886

Deposit fund reserves	$2,052	$886

Max borrowed during the year	$2,052	$886

Borrowing capacity as determined by insurer	$8,000	$8,000

The Company does not have prepayment obligations for these funding agreements.

During December 2020, the Company established a $10 billion global FABN program. As part of this program, a special purpose entity issues medium term notes (Notes) to investors. Note proceeds are used to purchase funding agreements from the Company. The issued funding agreements have payment terms substantially identical to the Notes. As of December 31, 2021, the Company had issued and outstanding funding agreements of $2 billion under the FABN program.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2021 and 2020, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total

	December 31,
	2021	2020	2021	2020	2021	2020

	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$59	$70	$-	$-	$59	$70
- at book value less surrender charge of 5% or more	62	71	-	-	62	71
- at fair value	-	-	24,137	22,203	24,137	22,203

Total with market value adjustment or at fair value	121	141	24,137	22,203	24,258	22,344
- at book value without adjustment	1,779	1,857	-	-	1,779	1,857
Not subject to discretionary withdrawal	8,861	7,861	311	289	9,172	8,150

Total gross individual annuities	10,761	9,859	24,448	22,492	35,209	32,351
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$10,761	$9,859	$24,448	$22,492	$35,209	$32,351

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$16	$19	$16	$19

Total with market value adjustment or at fair value	-	-	16	19	16	19
Not subject to discretionary withdrawal	2,053	1,990	6,647	6,291	8,700	8,281

Total gross group annuities	2,053	1,990	6,663	6,310	8,716	8,300
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$2,053	$1,990	$6,663	$6,310	$8,716	$8,300

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$80	$95	$-	$-	$80	$95
- at fair value	-	-	36	33	36	33

Total with market value adjustment or at fair value	80	95	36	33	116	128
- at book value without adjustment	3,757	3,468	-	-	3,757	3,468
Not subject to discretionary withdrawal	4,466	1,297	-	-	4,466	1,297

Total gross deposit-type contracts	8,303	4,860	36	33	8,339	4,893
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$8,303	$4,860	$36	$33	$8,339	$4,893

Total annuity reserves and deposit funds	$21,117	$16,709	$31,147	$28,835	$52,264	$45,544

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $7 million will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2022.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2021 and 2020.

	December 31,
	2021	2020

	($ in millions)
From Life, Accident & Health Annual Statement:
Annuities	$11,129	$10,300
Supplementary contracts with life contingencies	1,685	1,549
Deposit-type contracts	8,303	4,860

Subtotal net annuity reserves	21,117	16,709
From Separate Accounts Annual Statement:
Annuities	30,800	28,513
Supplementary contracts	311	289
Other contract deposit funds	36	33

Subtotal net annuity reserves	31,147	28,835

Combined Total	$52,264	$45,544

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2021 and 2020 were as follows:

	For the years ended

	December 31,
	2021	2020

	(in millions)

Balance at January 1	$5,342	$5,200

Incurred related to:
Current year	990	972
Prior years	(125)	(85)

Total incurred	865	887

Paid related to:
Current year	(33)	(41)
Prior years	(719)	(704)

Total paid	(752)	(745)

Balance at December 31	$5,455	$5,342

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience. In 2020, this change also included the impact of certain disability income assumption updates made to align assumptions with recent experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2021 and 2020, reserves required as a result of AAT were as follows:

	December 31,
	2021	2020

	(in millions)

Annuities and deposit funds	$250	$320
Life insurance	2	2

Total reserves	$252	$322

Statutory Minimum Reserves

The Company has the option to establish policy benefit reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $973 million and $665 million at December 31, 2021 and 2020, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statutory statements of financial position.

Deferred and uncollected premiums at December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020

	Gross	Net	Gross	Net

	(in millions)		(in millions)

Ordinary new business	$453	$259	$369	$219
Ordinary renewal	3,056	2,397	2,919	2,321

Total deferred and uncollected premiums	$3,509	$2,656	$3,288	$2,540

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

7.	Separate Accounts

Separate account liabilities at December 31, 2021 and 2020 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,
	2021	2020	2021	2020	2021	2020

	(in millions)

Separate account reserves	$11,037	$9,486	$31,147	$28,835	$42,184	$38,321
Non-policy liabilities					199	126

Total separate account liabilities					$42,383	$38,447

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $7 million and $6 million attributable to GMDB at December 31, 2021 and 2020, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.7 billion and $1.5 billion for the years ended December 31, 2021 and 2020, respectively. These amounts are reported as premiums in the statutory statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statutory statements of operations. Following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these statutory financial statements:

	At and for the years ended December 31,

	2021	2020	2019

	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,724	$1,467	$1,522

Transfers from separate accounts	(2,529)	(2,147)	(2,305)

Net transfers from separate accounts	$(805)	$(680)	$(783)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2021 and 2020 and does not expect to make a contribution to the plans during 2022.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. During 2020, the Company announced that beginning with employees retiring on or after January 1, 2022, the Company will no longer provide a subsidy for retiree health care coverage.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2021 and 2020, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2021	2020	2021	2020

	(in millions)		(in millions)
Fair value of plan assets at January 1	$6,158	$5,459	$94	$84

Changes in plan assets:

Actual return on plan assets	515	854	9	13

Actual plan benefits paid	(169)	(155)	(3)	(3)

Fair value of plan assets at December 31	$6,504	$6,158	$100	$94

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2021 and 2020 were as follows:

	Target Allocation		Actual Allocation

	2021	2020	2021	2020

Bonds	74%	64%	70%	60%

Equity investments	25%	35%	28%	37%

Other investments	1%	1%	2%	3%

Total assets	100%	100%	100%	100%

At each of December 31, 2021 and 2020, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2021 and 2020 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2021	2020	2021	2020

	(in millions)		(in millions)

Projected benefit obligation at January 1	$7,069	$6,050	$662	$743

Changes in benefit obligation:

Service cost of benefits earned	205	134	10	14

Interest cost on projected obligations	141	177	11	16

Projected gross plan benefits paid	(197)	(181)	(25)	(23)

Experience (gains)/losses	(180)	889	(30)	119

Plan amendments and other	-	-	-	(207)

Projected benefit obligation at December 31	$7,038	$7,069	$628	$662

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $6.6 billion for the years ended December 31, 2021 and 2020. Experience (gains)/losses for each of the years ended December 31, 2021 and 2020 primarily reflect the impact of changes in the PBO discount rate.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2021 and 2020 and the net periodic benefit cost for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2021	2020	2021	2020
Projected benefit obligation:

Weighted average discount rate	2.77%	2.44%	2.72%	2.37%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	2.73%	2.39%	n/a	n/a

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	Defined Benefit Plans			Postretirement Benefit Plans

	2021	2020	2019	2021	2020	2019
Net periodic benefit cost:
Weighted average discount rate	2.44%	3.17%	4.18%	2.37%	3.18%	4.18%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	5.75%	6.25%	6.25%	5.75%	6.25%	6.25%
Cash balance plan interest crediting rate	2.39%	3.14%	4.16%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2021	2020

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2022	2021

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3%. In the event annual premiums increase greater than 3% plan participants are responsible for the balance of premiums which exceeded the 3% limit.

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2021 and 2020.

	Defined Benefit Plans		Postretirement Benefit Plans

	2021	2020	2021	2020

	(in millions)		(in millions)

Fair value of plan assets	$6,504	$6,158	$100	$94

Projected benefit obligation	7,038	7,069	628	662

Funded status	(534)	(911)	(528)	(568)

Nonadmitted asset	(887)	(463)	-	-

Financial statement liability	$(1,421)	$(1,374)	$(528)	$(568)

The PBO for defined benefit plans above included $1,421 million related to unfunded non-qualified plans at December 31, 2021 and $1,374 million related to the underfunded qualified plan for financial representatives and unfunded non-qualified plans at December 31, 2020. In the aggregate, the fair value of qualified defined benefit plan assets represented 116% and 107% of the projected benefit obligations of these plans at December 31, 2021 and 2020, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statutory statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2021 and 2020:

	For the year ended December 31, 2021

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at January 1	$(1,617)	$140	$285	$(168)	$185

Amortization from surplus into net periodic benefit cost	67	(25)	(27)	7	(12)

Changes in plan assets and benefit obligations recognized in surplus	335	-	-	36	-

Balance at December 31	$(1,215)	$115	$258	$(125)	$173

	For the year ended December 31, 2020

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at January 1	$(1,289)	$165	$299	$(63)	$(45)

Amortization from surplus into net periodic benefit cost	56	(25)	(14)	4	(4)

Changes in plan assets and benefit obligations recognized in surplus	(384)	-	-	(109)	234

Balance at December 31	$(1,617)	$140	$285	$(168)	$185

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2021	2020	2019	2021	2020	2019

	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$205	$134	$129	$10	$14	$16

Interest cost on projected obligations	141	177	204	11	16	23

Amortization of experience losses	67	56	53	7	4	(1)

Amortization of prior service (credits) costs	(25)	(25)	(25)	(12)	(4)	5

Amortization of initial net asset	(27)	(14)	(15)	-	-	-

Expected return on plan assets	(349)	(336)	(284)	(5)	(5)	(4)

Curtailment	-	(1)	-	-	28	-

Net periodic benefit cost (credit)	$12	$(9)	$62	$11	$53	$39

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2022 through 2031 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2022	$189	$30

2023	212	29

2024	222	28

2025	240	28

2026	249	27

2027-2031	1,382	133

Total	$2,494	$275

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company may provide a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2021, 2020 and 2019, the Company expensed total contributions to these plans of $34 million, $57 million and $53 million, respectively. In lieu of making matching contributions to the employee 401(k) plan in 2021 and 2022, the Company has made additional contributions to the cash balance plan in 2021.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60—80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2021 and 2020, the net amount due from NLTC under this agreement was $48 million and $50 million, respectively.

Amounts in the statutory financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.7 billion at both December 31, 2021 and 2020. The Company has reinsured all risks disclosed in the statutory financial statements under Actuarial Guideline 48.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the years ended December 31,
	2021	2020	2019

	(in millions)

Direct premium revenue	$22,936	$19,501	$19,197

Premiums assumed	830	800	763

Premiums ceded	(995)	(978)	(950)

Premium revenue	$22,771	$19,323	$19,010

Direct benefit expense	$23,975	$20,538	$20,158

Benefits assumed	915	837	830

Benefits ceded	(937)	(792)	(805)

Total benefits	$23,953	$20,583	$20,183

In addition, the Company received $127 million, $133 million and $135 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2021, 2020 and 2019, respectively. These amounts are reported in other income in the statutory statements of operations. For the years ended December 31, 2021, 2020 and 2019, the Company incurred $130 million, $127 million and $136 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2021 and 2020 that were considered by the Company to be uncollectible. No reinsurance contracts were identified which require disclosure under paragraph 79-84 of SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance.

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	NM Harrisburg, Inc
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	QOZ Holding Co, LLC and subsidiaries
GRO, LLC and GRO-SUB, LLC	NM Career Distrib. Holdings, LLC and subsidiaries
NM Investment Management Company, LLC	NM SAS, LLC and subsidiaries
Northwestern Long Term Care Ins. Co	Venture Studio Holdings, LLC and subsidiaries
Wysh Financial Services, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The components of current income tax expense (benefit) in the statutory statements of operations for the years ended December 31, 2021, 2020 and 2019 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2021	2020	2019

	(in millions)
Tax payable on ordinary income	$(914)	$637	$103
Low income housing tax credits	(150)	(136)	(123)
Other tax credits	(122)	(71)	(49)
Increase in contingent tax liabilities	20	(153)	(130)

Total current tax expense (benefit)	$(1,166)	$277	$(199)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense of $327 million, $433 million and $141 million was included in net IMR deferrals for the years ended December 31, 2021, 2020 and 2019, respectively. In addition, net realized capital gains and losses as reported in the statutory statements of operations included current tax expense (benefit) of $233 million, $(2) million and $173 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2021, 2020 and 2019 differs from the amount obtained by applying the statutory rate of 21% to gain from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2021	2020	2019

	(in millions)

Provision computed at statutory rate	$336	$580	$402

Adjustments to the statutory rate:

Subsidiary distributions	(28)	(283)	(73)

Tax credits	(270)	(207)	(172)

Amortization of IMR	(89)	(53)	(28)

Dividends received deduction	(41)	(31)	(33)

Employee benefits	(22)	(22)	(12)

Deferred adjustments	110	(29)	183

Other	(127)	(50)	(21)

Total statutory income tax (benefit) expense	$(131)	$(95)	$246

Federal income tax (benefit) expense reported on the statutory statements of operations	$(1,166)	$277	$(199)

Capital gains tax expense, net of IMR transfers	559	431	315

Change in net deferred tax assets	476	(803)	130

Total statutory income tax (benefit) expense	$(131)	$(95)	$246

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments, including subsidiaries, of $295 million, $679 million and $410 million to the IRS during the years ended December 31, 2021, 2020 and 2019, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2021, 2020 and 2019 that are available for recoupment are $507 million, $597 million and $477 million, respectively.

Federal income tax returns for 2016 and prior years are closed as to further assessment of tax. In 2021, the Company amended its 2017 return and made certain tax method changes to its 2020 return. These actions resulted in a $984 million income tax benefit on the statutory statement of operations, offset by a $900 million reduction in net deferred tax assets on the statutory statement of changes in surplus, resulting in a net $84 million increase in total surplus for the year ended December 31, 2021. Income taxes payable in the statutory statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the company. For the years ended December 31, 2021 and 2020 contingent liabilities were as follows:

	For the years ended December 31,
	2021	2020

	(in millions)
Balance at January 1	$-	$153
Additions for tax positions of prior years	20	(153)

Balance at December 31	$20	$-

Included in contingent tax liabilities at December 31, 2021 and 2020 were $0 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has $20 million of tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2021, 2020 and 2019, the Company recognized $0 million, $(15) million and $(3) million, respectively, of interest-related tax expense.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The components of net deferred tax assets reported in the statutory statements of financial position at December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020	Change

	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,142	$1,016	$126
Investments	239	319	(80)
Policy benefit liabilities	1,747	1,673	74
Benefit plan obligations	625	621	4
Fixed Assets	—	931	(931)
Other	82	83	(1)

Gross deferred tax assets	3,835	4,643	(808)

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	3,835	4,643	(808)

Deferred tax liabilities:
Investments	1,185	986	199
Other	1,081	1,352	(271)

Gross deferred tax liabilities	2,266	2,338	(72)

Net deferred tax assets	$1,569	$2,305	$(736)

The Company exceeded the minimum RBC level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2021 and 2020.

Significant components of the calculation of net admitted deferred tax assets at December 31, 2021 and 2020 were as follows (in millions):

	December 31, 2021			December 31, 2020				Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$3,596	$239	$3,835	$4,324	$319	$4,643	$(728)	$ (80)	$ (808)
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	3,596	239	3,835	4,324	319	4,643	(728)	(80)	(808)
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	3,596	239	3,835	4,324	319	4,643	(728)	(80)	(808)
Deferred tax liabilities	1,081	1,185	2,266	1,352	986	2,338	(271)	199	(72)

Net admitted deferred tax asset/ (liability)	$2,515	$(946)	$1,569	$2,972	$(667)	$2,305	$(457)	$ (279)	$ (736)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	December 31, 2021			December 31, 2020			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$96	$96	$-	$185	$185	$-	$(89)	$(89)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,720	-	1,720	2,599	-	2,599	$ (879)	$-	$(879)
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,876	143	2,019	1,725	134	1,859	$151	$9	$160

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,596	$239	$3,835	$4,324	$319	$4,643	$ (728)	$(80)	$(808)

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,720			$2,599			$(879)

b. Adjusted gross deferred tax assets allowed per limitation threshold			$4,152			$3,394			$758

Ratio percentage used to determine recovery period and threshold limitation amount			1048%			920%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$27,680			$22,625

All gross deferred tax liabilities have been recognized at December 31, 2021 and 2020. The Company did not employ tax planning strategies in its valuation allowance assessment at either December 31, 2021 and 2020. At December 31, 2021 and 2020, the percentage of net ordinary deferred tax assets admitted as a result of tax planning strategies was 0% and 9%, respectively.

11.	Commitments and Contingencies Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate acquisitions, mortgage loans and other investments. These forward commitments aggregated to $9.7 billion at December 31, 2021 and 2020, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2021.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to thirteen years at December 31, 2021.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2021 and 2020, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2021			December 31, 2020

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$59		$1	$59		$1

Guarantees of real estate obligations	493		5	476		5

Guarantees issued on behalf of wholly-owned subsidiaries	89		-	106		-

Guarantees on behalf of field loan support program	37		-	-		-

Total guarantees	$678		$6	$641		$6

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was most recently amended in 2020 to extend the length of the agreement through December 31, 2025 and increase the aggregate capital contribution limit from $200 million to $300 million. The Company contributed capital to NLTC of $15 million for each of the years ended December 31, 2021 and 2020. The Company has contributed a total of $220 million to NLTC through December 31, 2021. The Company reported a payable to NLTC of $59 million at December 31, 2021 and 2020, which is reported in other liabilities in the statutory statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2021:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
($ in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,157	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	185	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,156	49	99	3.625%	9/30/2059
2021 Notes	3/22/2021	900	897	24	24	3.450%	3/30/2051
	Total

		$4,671	$4,475	$193	$1,465

On March 22, 2021 the Company issued surplus notes (“2021 notes”) with a principal balance of $900 million, bearing interest at 3.450% and having a maturity date of March 30, 2051. The 2021 notes were issued at an offering price of 99.652%, receiving net proceeds of $897 million.

Each series of notes was distributed pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Interest on the 2010, 2017, and 2019 notes is payable semi-annually on March 30 and September 30 while interest on the 2021 notes is payable semi-annually on June 30 and December 30. All interest payments are subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 and 2021 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017, 2019, and 2021 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017, 2019, or 2021 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2021 and 2020.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Accounting Principles No. 100—Revised, Fair Value Measurements (SSAP 100R). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“Level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“Level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“Level 3”).

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100R, the statement value and fair value at December 31, 2021 and 2020 were as follows:

	December 31, 2021

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)

	(in millions)
General account investment assets:
Bonds	$179,121	$188,261	$5,500	$165,145	$17,616	$-
Mortgage loans	47,844	50,089	-	-	50,089	-
Common and preferred stocks	3,749	3,751	3,062	83	606	-
Policy loans	17,208	17,208	-	-	17,208	-
Derivative assets	629	1,023	-	1,023	-	-
Surplus note investments	197	240	-	240	-	-
Cash and short-term investments	3,786	3,786	987	2,799	-	-

Separate account assets	42,383	42,383	37,493	3,642	758	490

General account liabilities:
Investment-type insurance reserves	$9,810	$9,728	$-	$-	$9,728	$-
Liabilities for repurchase agreements	1,277	1,277	-	1,277	-	-
Derivative liabilities	311	195	-	195	-	-
Separate account liabilities	42,383	42,383	37,493	3,642	758	490

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

	December 31, 2020

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)

	(in millions)
General account investment assets:
Bonds	$166,324	$183,434	$3,175	$162,956	$17,303	$-
Mortgage loans	41,568	45,155	-	-	45,155	-
Common and preferred stocks	4,623	4,659	4,051	60	548	-
Policy loans	17,686	17,686	-	-	17,686	-
Derivative assets	358	571	-	571	-	-
Surplus note investments	161	211	-	211	-	-

Cash and short-term investments	3,239	3,239	614	2,625	-	-

Separate account assets	38,447	38,447	34,519	3,172	711	45
General account liabilities:
Investment-type insurance reserves	$6,397	$6,445	$-	$-	$6,445	$-
Liabilities for repurchase agreements	1,315	1,315	-	1,315	-	-
Derivative liabilities	622	500	-	500	-	-

Separate account liabilities	38,447	38,447	34,519	3,172	711	45

Bonds

Bonds classified as Level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as Level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as Level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as Level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value. Separate account assets for which fair value is determined by a Net Asset Value (NAV) are mutual funds for which the NAV is used as a practical expedient as allowed under SSAP 100R.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100R are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statutory statements of financial position at December 31, 2021 and 2020.

	December 31, 2021

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$199	$4	$115	$-	$318
Common and preferred stocks	3,063	5	606	-	3,674
Money market mutual funds	848	-	-	-	848
Derivative assets	-	216	-	-	216
Derivative liabilities	-	24	-	-	24

Total general account	$4,110	$249	$721	$-	$5,080

Separate accounts:
Mutual fund investments	$35,694	$-	$-	$-	$35,694
Other benefit plan assets/liabilities	51	26	5	3	85
Pension and postretirement assets:
Bonds	459	3,462	109	-	4,030
Common and preferred stock	1,179	1	58	487	1,725
Cash and short-term securities	92	147	-	-	239
Other assets/liabilities	18	6	586	-	610

Subtotal pension and postretirement assets	1,748	3,616	753	487	6,604

Total separate accounts	$37,493	$3,642	$758	$490	$42,383

	December 31, 2020

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$401	$30	$90	$-	$521
Common and preferred stocks	4,051	-	390	-	4,441
Money market mutual funds	309	-	-	-	309
Derivative assets	-	98	-	-	98
Derivative liabilities	-	23	-	-	23

Total general account	$4,761	$151	$480	$-	$5,392

Separate accounts:
Mutual fund investments	$32,149	$-	$-	$-	$32,149
Other benefit plan assets/liabilities	21	20	4	-	45
Pension and postretirement assets:
Bonds	341	3,094	118	-	3,553
Common and preferred stock	1,768	1	47	45	1,861
Cash and short-term securities	50	52	-	-	102
Other assets/liabilities	190	5	542	-	737

Subtotal pension and postretirement assets	2,349	3,152	707	45	6,253

Total separate accounts	$34,519	$3,172	$711	$45	$38,447

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

During 2021, transfers into Level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of Level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities. There were no material asset transfers into or out of Level 3 during the year ended December 31, 2020.

The following tables summarize the changes in fair value of Level 3 financial instruments for the years ended December 31, 2021 and 2020.

For the year ended December 31, 2021	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$390	$90	$-	$711

Realized gains/(losses)	52	(26)	-	98

Unrealized gains/(losses)	49	10	-	123

Issuances	-	-	-	-

Purchases	106	7	-	158

Sales	(101)	(34)	-	(336)

Settlements	-	-	-	-

Net discount/premium	4	-	-	1

Transfers into level 3	106	68	-	3

Transfers out of level 3	-	-	-	-

Fair value, end of period	$606	$115	$-	$758

For the year ended December 31, 2020	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$458	$5	$-	$617

Realized gains/(losses)	14	(5)	-	47

Unrealized gains/(losses)	(21)	(25)	-	41

Issuances	-	-	-	-

Purchases	58	5	-	137

Sales	(57)	-	-	(134)

Settlements	-	-	-	-

Net discount/premium	8	-	-	2

Transfers into level 3	-	110	-	7

Transfers out of level 3	(70)	-	-	(6)

Fair value, end of period	$390	$90	$-	$711

The fair values of Level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2021, 2020 and 2019

market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C
OTHER INFORMATION
Item 27.  Exhibits
(a)
Financial Statements
(1)
NML Variable Annuity Account B
Included in the Statement of Additional Information are:
Statements of Assets and Liabilities as of the end of the most recent fiscal year
Statements of Operations as of the end of the most recent fiscal year
Statements of Changes in Net Assets for each of the two most recent fiscal years
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
(2)
The Northwestern Mutual Life Insurance Company
Included in the Statement of Additional Information are:
Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
Consolidated Statement of Operations for each of the three most recent fiscal years
Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
Consolidated Statement of Cash Flows for each of the most recent three fiscal years
Notes to Consolidated Statutory Financial Statements
Report of Independent Registered Public Accounting Firm
(b)
Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006
(a)(2)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company creating the Account and
resolution of the Executive Committee designating the
formations of “NML Variable Annuity Account A” and
“NML Variable Annuity Account B”
Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(c)	Not applicable
(d)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(d)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(d)(3)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(d)(4)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(d)(5)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0704) and RR.V.A.B.BK.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)(6)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(d)(7)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(d)(8)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(9)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0803) and RR.V.A.B.BK.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(c)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(d)(10)	Enhanced Death Benefit Rider for front-load and back- load Contracts, VA.EDB.(0803)	Exhibit (b)(4)(d) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(d)(11)	Flexible Payment Variable Annuity front-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(d)(12)	Flexible Payment Variable Annuity back-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(d)(13)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B. (032000)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(d)(14)	Enhanced Death Benefit for front-load and back-load Contracts, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(d)(15)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit (b)(4)(e) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(d)(16)
Form of Variable Annuity front-load Contract,
QQV.ACCT. B (sex neutral). Referenced to Exhibit (b)
4-1 to Form N-4 Post-Effective Amendment No. 49 for
NML Variable Annuity Account B, File No. 2-29240,
filed on November 24, 1994
Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(17)
Form of Variable Annuity back-load Contract,
QQV.ACCT. B (sex neutral). Referenced to Exhibit (b)
4-2 to Form N-4 Post-Effective Amendment No. 49 for
NML Variable Annuity Account B, File No. 2-29240,
filed on November 24, 1994
Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(18)
Form of Variable Annuity front-load and back-load
Contract Payment Rate Tables, QQV.ACCT.A.B (sex
distinct). Referenced to Exhibit (b) 4-3 to Form N-4 Post-
Effective Amendment No. 49 for NML Variable Annuity
Account B, File No. 2-29240, filed on
November 24, 1994
Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(19)
Specimen Forms of Deferred and Immediate Variable
Annuity Contracts, LL V 1 B and LL V 2 B. Referenced
to Exhibit 1 to Form S-6 Post-Effective Amendment No.
26 for NML Variable Annuity Account B, File No.
2-29240
Exhibit (b)(4)(f) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(20)	Specimen form of Variable Annuity Contract, JJ V-2A. Referenced to Exhibit 2 to Form S-6 Post-Effective Amendment No. 1 for NML Variable Annuity Account B, File No. 2-29240, filed on February 24, 1970	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(d)(21)	Flexible Payment Deferred Variable Annuity – Account B front-load Contract, ICC12.RR.VA.BFR. (0313)	Exhibit (b)(4)(h)(1) to Form N-4 Post-Effective Amendment No. 84 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2014

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)(22)	Flexible Payment Deferred Variable Annuity – Account B back-load Contract, ICC12.RR.VA.BBK. (0313)	Exhibit (b)(4)(h)(2) to Form N-4 Post-Effective Amendment No. 84 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2014
(d)(23)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Exhibit (b)(4)(h)(3) to Form N-4 Post-Effective Amendment No. 84 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2014
(e)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995
(f)(2)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003
(g)	Not applicable
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(h)(d)(2)
Amendment to Participation Agreement dated
January 4, 2021 among Credit Suisse Trust, Credit Suisse
Asset Management, LLC, Credit Suisse Securities (USA)
LLC, and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(d)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(i)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(i)(a)(2)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(b)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(3)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(i)(4)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(j)(1)	Power of Attorney	Exhibit (j)(1) to Form N-4 Post-Effective Amendment No. 36 for NML Variable Annuity Account A, File No. 333- 72913, filed on April 26, 2022
(j)(2)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(k)	Opinion and Consent of Chris K. Gawart, Esq.	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(m)	Not applicable
(n)	Not applicable
(o)	Not applicable
Item 28.  Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.
TRUSTEES – As of April 1, 2022
Name	Address
Nicholas E. Brathwaite	Founding Managing Partner Celesta Capital One California Street, Ste 1750 San Francisco, CA 94111

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

David P. Hollander	Retired Principal, Global Insurance Sector Leader Ernst & Young, LLP 180 Golf House Road Haverford, PA 19041

Dale E. Jones	Senior Advisor Diversified Search 1200 New Hampshire Avenue, NW Suite 820 Washington, DC 20036

Name	Address
Randolph W. Melville	Retired Senior Vice President & General Manager West Division Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital and Technology Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	Chief Administrative Officer Mastercard 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	Chief Executive Officer Groupware Technologies 3230 E. Kenwood Blvd Milwaukee, WI 53211

Anne M. Paradis	Retired CEO MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

John E. Schlifske	Chairman, President & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Aarti S. Shah	Retired Senior Vice President, Chief Information & Digital Officer Eli Lilly 13360 Sioux Trail Carmel, IN 46033

Mary Ellen Stanek	Managing Director & Director of Asset Management Baird Advisors Robert W. Baird & Co. 777 E. Wisconsin Avenue 25th Floor Milwaukee, WI 53202

Ralph A. Weber	Independent Arbitrator, Mediator & Advisor Weber Advising, LLC 8118 Brookside Place Wauwatosa, WI 53213

Benjamin F. Wilson	Retired Chairman Beveridge & Diamond, P.C. 7825 Orchid Street, NW Washington, DC 20012

Juan C. Zarate	Global Co-Managing Partner & Chief Strategy Officer K2 Integrity 1050 Connecticut Avenue, NW, Suite 680 Washington, DC 20036

EXECUTIVE OFFICERS – As of April 1, 2022
John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Operating Officer
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Timothy J. Gerend	Executive Vice President and Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President, Chief Strategy Officer and Head of Retail and Institutional Investments
John M. Grogan	Executive Vice President and Chief Insurance Officer
Ronald P. Joelson	Executive Vice President
Todd M. Jones	Vice President & Controller
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Neal Sample	Executive Vice President & Chief Information Officer
The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2022 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2022)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	100.00
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2022)
Legal Entity Name	Domestic Jurisdiction	Owner %
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford Master Association Inc.(2)	North Carolina	100.00
Brandywine Distribution, LLC (2)	Delaware	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crown Farm Partners, LLC(2)	Maryland	100.00
Dortmund, LLC(2)	Delaware	100.00
Ellington Residential, LLC(2)	Maryland	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
FES, LLC(2)	Delaware	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	California	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM GSB, LLC(2)	New York	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM Pigeon Creek Holdings, Inc. (2)	Canada	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2022)
Legal Entity Name	Domestic Jurisdiction	Owner %
NM Pioneer, LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM QOZ Fund II, LLC(2)	Delaware	100.00
NM QOZ Fund III, LLC(2)	Delaware	100.00
NM QOZ Fund IV, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NMC JCAF VI CARRY LP(2)	Delaware	100.00
NM-808 West LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V GP, LLC(2)	Delaware	100.00
NMC V Mezz Fund, LP(2)	Delaware	100.00
NMC VI Equity Fund, LP(2)	Delaware	100.00
NMC VI GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Jasper, Inc. (2)	Delaware	100.00
NM-MNO, LLC(2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-Muse, LLCL(2)	Delaware	100.00
NM-Port Royal, LLC(2)	Delaware	100.00
NM-RESA, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-Target Distribution Center 1, LLC(2)	Delaware	100.00
NM-Target Distribution Center 2, LLC(2)	Delaware	100.00
NM-Target Distribution Center Property Owner, LLC(2)	Delaware	100.00
NM-Target.com Distribution Center LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMPE I GP, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Private Equity Co-Investment Fund I, LP(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2022)
Legal Entity Name	Domestic Jurisdiction	Owner %
NorthWoods Phase III, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
QOZ Holding Company, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Seattle Network Office, LLC(2)	Delaware	100.00
Seazen GP, LLC(2)	Delaware	100.00
Seazen Rocky Point, LP(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
White Oaks, Inc.(2)	Delaware	100.00
Wysh Financial Services, LLC(2)	Delaware	100.00
Wysh Insurance Agency, LLC(2)	Delaware	100.00
Wysh Life and Health Insurance Company, LLC(2)	Delaware	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2021, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.
Item 30. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.
(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.
This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.
Item 31.  Principal Underwriters
(a)  NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).
(b) As of April 1, 2022, the directors and officers of NMIS are as follows:
Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Laura Deaner	Chief Information Security Officer
Quentin Doll	Vice President, Risk Product Line Lead
Bradley L. Eull	Secretary
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Senior Vice President, Career Distribution
Julie K. Flaa	Vice President, Distribution Planning
Betsy Heisler	Vice President, Risk Products
Tom Hendricks	Vice President, IPS Qualified Programs
Dean Hopp	Vice President, IPS Investment Programs
Madhusudan Kotian	Chief Technology Officer
Abim Kolawole	Vice President, Promoting and Integration
Susan Limbach	Assistant Treasurer
Mark McNulty	NMIS Anti-Money Laundering Officer
Alyssa Meyer	Senior Director IPS Oversight and Controls

Name	Position
Blaire Puls	Variable Investment Product Consultant
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Justin Stipan	Senior Director Training and Implementation
Rebecca Villegas	Vice President, NMIS Compliance, Chief Compliance Officer
Jarod Ward	Treasurer
Becki Williams	Vice President, Advanced Markets
Kamilah Williams-Kemp	Vice President, New Business
Terry R. Young	Assistant Secretary
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
(c)  NMIS, the principal underwriter, received $70,339,012 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.
Item 32. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 33. Management Services
There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 34. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.
REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES
Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)(4) thereof have been complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on April 26, 2022.
NML VARIABLE ANNUITY ACCOUNT B
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 26, 2022.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)
By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Title
/s/ JOHN E. SCHLIFSKE	Chairman, Trustee and Chief Executive Officer; Principal Executive Officer
John E. Schlifske
/s/ MICHAEL G. CARTER	Executive Vice President and Chief Financial Officer and Principal Financial Officer
Michael G. Carter
/s/ TODD JONES	Vice President and Controller; Principal Accounting Officer
Todd Jones

Signature	Title
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ David P. Hollander*	Trustee
David P. Hollander
/s/ Dale E. Jones*	Trustee
Dale E. Jones
/s/ Randolph W. Melville*	Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Timothy H. Murphy*	Trustee
Timothy H. Murphy
/s/ Andrew N. Nunemaker*	Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ John E. Schlifske*	Trustee
John E. Schlifske
/s/ Aarti Shah*	Trustee
Aarti Shah
/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson
/s/ Juan C. Zarate*	Trustee
Juan C. Zarate

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to Power of Attorney.

EXHIBIT INDEX
EXHIBITS FILED WITH FORM N-4
POST-EFFECTIVE AMENDMENT NO. 98 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
NML Variable Annuity Account B
Exhibit	Description
(k)	Opinion and Consent of Chris K. Gawart, Esq.	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith